N-2 - USD ($)		Dec. 19, 2024	Jun. 30, 2024
Cover [Abstract]
Entity Central Index Key		0002008602
Amendment Flag		false
Document Type		424B3
Entity Registrant Name		FRANKLIN LEXINGTON PRIVATE MARKETS FUND
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses (fees paid directly from your investment)	Class S Shares	Class D Shares	Class I Shares	Class M Shares
Maximum Sales Load ( as a percentage of purchase amount ) (1)	None	None	None	None
Maximum Early Repurchase Fee (as a percentage of repurchased amount) (2)	2.00%	2.00%	2.00%	2.00%

(1)
No upfront sales load will be paid with respect to Class S Shares, Class D Shares, Class I Shares or Class M Shares, however, if you buy Class S Shares, Class D Shares or Class M Shares through certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that selling agents limit such charges to a 3.0% cap on NAV for Class D Shares, a 3.0% cap on NAV Class S Shares and a 3.0% cap on NAV for Class M Shares. Financial intermediaries will not charge such fees on Class I Shares. Please consult your financial intermediary for additional information.

(2)
A 2.00% early repurchase fee payable to the Fund may be charged with respect to the repurchase of Shares at any time prior to the day immediately preceding the one-year
anniversary of a Shareholder’s purchase of the Shares (on a “first in—first out” basis). An early repurchase fee payable by a Shareholder may be waived in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner that will not discriminate unfairly against any Shareholder. The early repurchase fee will not apply to Shares acquired through dividend reinvestment, and the Fund may waive the early repurchase fee in its sole discretion under certain circumstances: (i) with respect to repurchase requests submitted by discretionary model portfolio management programs (and similar arrangements); (ii) with respect to repurchase requests from feeder funds (or similar vehicles) primarily created to hold Shares, which are offered to non-U.S. persons, where such funds seek to avoid imposing such a deduction because of administrative or systems limitations; (iii) pursuant to an asset allocation program, wrap fee program or other investment program offered by a financial institution where investment decisions are made on a discretionary basis by investment professionals; and (iv) pursuant to an automatic non-discretionary rebalancing program. The early repurchase fee will be retained by the Fund for the benefit of the remaining Shareholders.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Estimated Annual Operating Expenses (as a percentage of net assets attributable to Shares)	Class S Shares	Class D Shares	Class I Shares	Class M Shares
Management Fee (3)	1.25%	1.25%	1.25%	1.25%
Incentive Fee (4)	0.00%	0.00%	0.00%	0.00%
Other Expenses (5)	0.95%	0.77%	0.76%	0.77%
Distribution and Servicing Fee	0.85%	0.25%	0.00%	0.50%
Acquired Fund Fees and Expenses (6)	1.00%	1.00%	1.00%	1.00%
Interest Payments on Borrowed Funds	0.00%	0.00%	0.00%	0.00%

Total Annual Expenses	4.05%	3.27%	3.01%	3.52%
Fee Waiver and/or Expense Reimbursement (7)	(0.45)%	(0.27)%	(0.26)%	(0.27)%

Total Annual Expenses (After Fee Waiver and/or Expense Reimbursement)	3.60%	3.00%	2.75%	3.25%
(3)
The Fund pays the Manager a quarterly Management Fee at an annual rate of 1.25% based on value of the Fund’s net assets, calculated and accrued monthly as of the last business day of each month. For purposes of determining the Management Fee payable to the Manager, the value of the Fund’s net assets will be calculated prior to the inclusion of the Management Fee and Incentive Fee, if any, payable to the Manager or to any purchases or repurchases of Shares of the Fund or any distributions by the Fund. The Manager has agreed to voluntarily waive its Management Fee through October 1, 2025. Unless otherwise extended by the Manager, the Management Fee payable by the Fund as of October 2, 2025 will be at the annual rate of 1.25%. The reduction of the Management Fee is not subject to recoupment by the Manager under the Expense Limitation Agreement, described below.
(4)
At the end of each calendar quarter of the Fund (and at certain other times), the Manager (or, to the extent permitted by applicable law, an affiliate of the Manager) will be entitled to receive an Incentive Fee equal to 12.50% of the excess, if any, of (i) the Net Profits of the Fund for the relevant period over (ii) the then balance, if any, of the sum of the Hurdle Amount and the Loss Recovery Account. “Net Profits” shall mean the amount by which (i) the sum of (A) the net asset value of the Fund as of the end of such quarter, (B) the aggregate repurchase price of all shares repurchased by the Fund during such quarter and (C) the amount of dividends and other distributions paid in respect of the Fund during such quarter and not reinvested in additional shares through the DRIP exceeds (ii) the sum of (X) the net asset value of the Fund as of the beginning of such quarter and (Y) the aggregate issue price of shares of the Fund issued during such quarter (excluding any Shares of such Class issued in connection with the reinvestment through the DRIP of dividends paid, or other distributions made, by the Fund through the DRIP). Incentive Fees are accrued monthly and paid quarterly. For purposes of calculating Incentive Fees, such accruals are not deducted from net asset value. Because the Incentive Fee is speculative, no Incentive Fee is presented for the initial year of operations. See “Management and Incentive Fees.”

(5)
The Other Expenses include, among other things, professional fees and other expenses that the Fund will bear, including initial and ongoing offering costs and fees and expenses of the Administrator, transfer agent and custodian. The Other Expenses are based on estimated amounts for the Fund’s current fiscal year.

(6)
The Acquired Fund Fees and Expenses include the fees and expenses of the Portfolio Funds in which the Fund intends to invest. Some or all of the Portfolio Funds in which the Fund intends to invest generally charge asset-based management fees. The managers of the Portfolio Funds may also receive performance-based compensation if the Portfolio Funds achieve certain profit levels, generally in the form of “carried interest” allocations of profits from the Portfolio Funds, which effectively will reduce the investment returns of the Portfolio Funds. The Portfolio Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 2.50%, and generally charge between 10% and 30% of net profits as a carried interest allocation, subject to a clawback, although the amount of such fees and carried interest may vary over market cycles. The “Acquired Fund Fees and Expenses” disclosed above are based on historic returns of Portfolio Funds in which the Fund expects to invest, which may change substantially over time. The Acquired Fund Fees and Expenses reflects operating expenses of the Portfolio Funds (i.e., management fees, administration fees and professional and other direct, fixed fees and expenses of the Portfolio Funds) and does not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind.
As such, fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds.

(7)
Pursuant to an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, the Manager has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund, if required to ensure certain annual operating expenses (excluding the Management Fee, Incentive Fee, any Distribution and Servicing Fee, interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, borrowing costs, merger or reorganization expenses, shareholder meetings expenses, litigation expenses, expenses associated with the acquisition and disposition of investments (including interest and structuring costs for borrowings and line(s) of credit), valuation service providers and extraordinary expenses, if any; collectively, the “Excluded Expenses”) do not exceed 0.50% per annum (excluding Excluded Expenses) of the Fund’s average monthly net assets of each class of Shares. With respect to each class of Shares, the Fund agrees to repay the Manager any fees waived or expenses assumed under the Expense Limitation Agreement for such class of Shares, provided the repayments do not cause the Fund’s annual operating expenses (excluding Excluded Expenses) for that class of Shares to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Manager, whichever is lower. The Manager is permitted to recapture amounts forgone or reimbursed within thirty-six
months after the month the Manager earned the fee or incurred the expense. The Expense Limitation Agreement will have a term ending one-year
from the date the Fund commences operations, and the Manager may extend the term for a period of one year on an annual basis. The Manager may not terminate the Expense Limitation Agreement during its initial one-year
term.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
The purpose of the table above and the examples below is to assist prospective investors in understanding the various costs and expenses Shareholders will bear.
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The examples assume that all distributions are reinvested at net asset value and that the percentage amounts listed under Annual Expenses remain the same (except that the examples incorporate the fee waiver and expense reimbursement arrangements from the Expense Limitation Agreement for only the one-year
example and the first year of the three-, five- and
ten-year
examples). The assumption in the hypothetical example of a 5% annual return is required by regulation of the SEC and applicable to all registered investment companies. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Fund.
Example 1

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 Class S Shares investment, assuming a 5% annual return:	$36	$114	$194	$403
You would pay the following expenses on a $1,000 Class D Shares investment, assuming a 5% annual return:	$30	$93	$158	$333
You would pay the following expenses on a $1,000 Class I Shares investment, assuming a 5% annual return:	$28	$85	$145	$307
You would pay the following expenses on a $1,000 Class M Shares investment, assuming a 5% annual return:	$33	$100	$170	$355
Example 2

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $25,000 Class S Shares investment, assuming a 5% annual return:	$906	$2,851	$4,843	$10,037
You would pay the following expenses on a $25,000 Class D Shares investment, assuming a 5% annual return:	$758	$2,324	$3,952	$8,316
You would pay the following expenses on a $25,000 Class I Shares investment, assuming a 5% annual return:	$695	$2,133	$3,636	$7,700
You would pay the following expenses on a $25,000 Class M Shares investment, assuming a 5% annual return:	$820	$2,507	$4,254	$8,894
The Examples above are based on the annual fees and expenses set forth on the table above. They should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown, and the Fund’s actual rate of return may be greater or less than the hypothetical 5.0% return assumed in the examples. A greater rate of return than that used in the Examples would increase the dollar amount of the asset-based fees paid by the Fund, as well as the effect of the Incentive Fee.

Purpose of Fee Table , Note [Text Block]		The fee table below is intended to assist Shareholders in understanding the various costs and expenses that the Fund expects to incur, and that Shareholders can expect to bear, by investing in the Fund. This fee table is based on estimated expenses of the Fund for the fiscal year ending March 31, 2025, and assumes that the Fund has net assets of $500 million as of such date.
Basis of Transaction Fees, Note [Text Block]		as a percentage of purchase amount
Other Expenses, Note [Text Block]		The Other Expenses include, among other things, professional fees and other expenses that the Fund will bear, including initial and ongoing offering costs and fees and expenses of the Administrator, transfer agent and custodian. The Other Expenses are based on estimated amounts for the Fund’s current fiscal year.
Management Fee not based on Net Assets, Note [Text Block]		The Fund pays the Manager a quarterly Management Fee at an annual rate of 1.25% based on value of the Fund’s net assets, calculated and accrued monthly as of the last business day of each month. For purposes of determining the Management Fee payable to the Manager, the value of the Fund’s net assets will be calculated prior to the inclusion of the Management Fee and Incentive Fee, if any, payable to the Manageror to any purchases or repurchases of Shares of the Fund or any distributions by the Fund. The Manager has agreed to voluntarily waive its Management Fee through October 1, 2025. Unless otherwise extended by the Manager, the Management Fee payable by the Fund as of October 2, 2025 will be at the annual rate of 1.25%. The reduction of the Management Fee is not subject to recoupment by the Manager under the Expense Limitation Agreement, described below.
Acquired Fund Fees and Expenses, Note [Text Block]	The Acquired Fund Fees and Expenses include the fees and expenses of the Portfolio Funds in which the Fund intends to invest. Some or all of the Portfolio Funds in which the Fund intends to invest generally charge asset-based management fees. The managers of the Portfolio Funds may also receive performance-based compensation if the Portfolio Funds achieve certain profit levels, generally in the form of “carried interest” allocations of profits from the Portfolio Funds, which effectively will reduce the investment returns of the Portfolio Funds. The Portfolio Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 2.50%, and generally charge between 10% and 30% of net profits as a carried interest allocation, subject to a clawback, although the amount of such fees and carried interest may vary over market cycles. The “Acquired Fund Fees and Expenses” disclosed above are based on historic returns of Portfolio Funds in which the Fund expects to invest, which may change substantially over time. The Acquired Fund Fees and Expenses reflects operating expenses of the Portfolio Funds (i.e., management fees, administration fees and professional and other direct, fixed fees and expenses of the Portfolio Funds) and does not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind.
		As such, fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE AND STRATEGY
The Fund’s investment objective is to seek long-term capital appreciation.
In pursuing its investment objective, the Fund intends to invest in a portfolio of private equity and other private assets (collectively, “Private Assets”). The Fund has the flexibility to invest in Private Assets across asset types, including but not limited to buyout, growth, venture, credit, mezzanine, infrastructure, energy and other real assets (i.e., assets that have physical properties, such as natural resources, infrastructure and commodities), subject to compliance with its investment strategies and restrictions and applicable law, including the 1940 Act.
The Fund expects to principally invest in Private Assets by acquiring interests in Secondary Funds. “Secondary Funds” means investment vehicles, the interests in which are acquired by the Fund through purchases from existing investors where a material portion of the capital that is anticipated to be deployed by the Fund in connection with an investment (whether in one or a series of related transactions) is in identified assets.
In addition to its investments in Secondary Funds, to a lesser extent the Fund may seek additional exposure to Private Assets by acquiring interests in Primary Funds and making
Co-Investments
or other similar assets.
“Primary Funds” means investment vehicles (other than Secondary Funds) acquired by the Fund through commitments to the issuer. Primary Funds and Secondary Funds are collectively referred to in this Prospectus as “Portfolio Funds”.
“Co-Investments”
means investments primarily alongside transaction sponsors in the same class of equity or debt securities or other instruments as such transaction sponsors (including but not limited to common stock, preferred stock and warrants) and other investments alongside transaction sponsors.
The Fund also intends to invest a portion of its assets in a portfolio of liquid assets, including cash and cash equivalents, liquid fixed income securities and other credit instruments, derivatives and other investment companies, including money market funds and exchange traded funds (“Liquid Assets”). During normal market conditions, it is generally not expected that the Fund will hold more than 20% of its net assets in Liquid Assets for extended periods of time. For temporary defensive purposes, liquidity management or in connection with implementing changes in its asset allocation, the Fund may hold a substantially higher amount of Liquid Assets and other liquid investments. The Liquid Assets allocation will be managed by FAV in coordination with Lexington.
The objective of the Liquid Assets portfolio is to maintain a high level of exposure to private assets while meeting liquidity requirements and minimizing excess liquidity. The portfolio will seek to generate incremental return with prudent risk management to reduce the impact of cash drag attributable to excess liquidity. Excess liquidity is generally defined as current or anticipated short-term imbalances between sources and uses of capital. FAV will prioritize highly liquid and low-cost
instruments, including the use of cash equitization strategies, to gain exposure to rate, credit and/or equity markets subject to risk considerations. FAV intends to actively monitor and manage of all sources and uses of liquidity to dynamically meet objectives. This process entails continuous cash flow planning and coordination with Lexington regarding current and expected sources and uses of liquidity in private asset portfolio.
To manage portfolio liquidity while maintaining exposure to private markets investments, the Fund reserves the flexibility to have exposure to privately placed debt securities and other yield-oriented investments, including without limitation 144A securities, syndicated and other floating rate senior secured loans issued in private placements by U.S. and foreign corporations, partnerships and other business entities, privately placed bank loans, restricted securities, and other securities and instruments issued in transactions exempt from the registration requirements of the Securities Act (“Private Markets Debt Investments”). The Fund may invest in investment grade and below investment grade fixed-income securities (commonly known as “high yield” or
“junk” bonds). The Fund may invest in Private Markets Debt Investments directly or indirectly through investment vehicles, including but not limited to affiliated or unaffiliated mutual funds and ETFs.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Private Assets, including but not limited to Secondary Funds, Primary Funds,
Co-Investments
and Private Markets Debt Investments.
The Fund may have exposure to companies and funds that are organized or headquartered or have substantial sales or operations outside of the United States, its territories, and possessions, including, but not limited to, emerging market countries. The Fund defines emerging market countries generally to include every nation in the world except developed countries, that is, the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. The Fund may seek to hedge all or a portion of the Fund’s foreign currency risk. Depending on market conditions and the views of Lexington and FAV, the Fund may or may not hedge all or a portion of its currency exposures.
FAV will manage the Fund’s asset allocation and investment decisions with a view towards managing liquidity and maintaining a high level of investment in Private Assets. The Fund’s asset allocation and amount of Private Assets may be based, in part, on anticipated future capital calls and distributions from such investments. This may result in the Fund making commitments to Private Assets in an aggregate amount that exceeds the total amounts invested by Shareholders in the Fund at the time of such commitment (i.e., to “over-commit”). FAV may also take other anticipated cash flows into account, such as those relating to new subscriptions into the Fund, the repurchase of Shares through periodic tenders by Shareholders and any distributions made to Shareholders. To forecast portfolio cash flows, FAV will utilize quantitative and qualitative factors, including historical private equity data, actual portfolio observations and forecasts provided by Lexington. The Fund will maintain cash, cash equivalents, borrowings or other liquid assets in sufficient amounts, in FAV’s judgment, to satisfy capital calls from Portfolio Funds.
The Fund intends to establish a credit line to borrow money for a range of purposes, including to provide liquidity for capital calls by Portfolio Funds, to satisfy tender requests, to manage timing issues in connection with the inflows of additional capital and the acquisition of Fund investments, to otherwise satisfy Fund obligations or for investment purposes. There is no assurance, however, that the Fund will be able to enter into a credit line or that it will be able to timely repay any borrowings under such credit line, which may result in the Fund incurring leverage on its portfolio investments from time to time. Under the 1940 Act, the Fund is not permitted to borrow for any purposes if, immediately after such borrowing, the Fund would have asset coverage (as defined in the 1940 Act) of less than 300% with respect to indebtedness. This means that at the time the borrowing is made, the value of the Fund’s borrowings may not exceed one-third
the value of the Fund’s total assets (including such borrowings), or 50% of the Fund’s net assets. None of the foregoing 1940 Act requirements apply to Portfolio Funds in which the Fund invests unless such Portfolio Funds are registered under the 1940 Act. To enhance the Fund’s liquidity, particularly in times of possible net outflows through the repurchase of Shares by periodic tender offers to Shareholders, Lexington or FAV may sell certain of the Fund’s assets.
The Board may modify the borrowing policies of the Fund, including the purposes for which borrowings may be made, and the length of time that the Fund may hold portfolio securities purchased with borrowed money. The rights of any lenders to the Fund to receive payments of interest or repayments of principal will be senior to those of the Shareholders and the terms of any borrowings may contain provisions that limit certain activities of the Fund. The Fund also may borrow money from banks or other lenders for temporary purposes in an amount not to exceed 5% of the Fund’s assets. Such temporary borrowings are not subject to the asset coverage requirements discussed above.
During normal market conditions, it is generally not expected that the Fund will hold more than 20% of its net assets in Liquid Assets for extended periods of time. For temporary defensive purposes, liquidity management or in connection with implementing changes in the asset allocation, the Fund may hold a substantially higher amount of Liquid Assets.
The Fund may make investments directly or indirectly through one or more wholly-owned Subsidiaries. The Fund may form a Subsidiary in order to pursue its investment objective and strategies in a potentially tax-efficient
manner or for the purpose of facilitating its use of permitted borrowings. Except as otherwise provided, references to the Fund’s investments also will refer to any Subsidiary’s investments. In determining which investments should be bought and sold for a Subsidiary, Lexington or FAV, as applicable, will treat the assets of the Subsidiary as if the assets were held directly by the Fund. The financial statements of each Subsidiary will be consolidated with those of the Fund.
If the Fund’s Subsidiaries, currently Franklin Lexington Private Markets Fund Holdings LLC, make investments they will bear their respective organizational and operating fees, costs, expenses and liabilities and, as a result, the Fund will indirectly bear these fees, costs, expenses and liabilities. As the Subsidiaries are wholly owned, they have the same investment strategies as the Fund. The Fund and its Subsidiaries will be subject to the same investment restrictions and limitations on a consolidated basis. In addition, the Subsidiaries are consolidated subsidiaries of the Fund and the Fund complies with the provisions of the 1940 Act governing capital structure and leverage on an aggregate basis with the Subsidiaries. The Manager, Lexington and FAV each complies with the provisions of the 1940 Act relating to investment advisory contracts as an investment adviser to the Fund and to each of the Subsidiaries under Section 2(a)(20) of the 1940 Act. The Subsidiaries comply with the provisions relating to affiliated transactions and custody of the 1940 Act. The Bank of New York Mellon serves as the custodian to the Subsidiaries. The Fund does not intend to create or acquire primary control of any entity which engages in investment activities in securities or other assets other than entities wholly owned by the Fund.
Investment Strategies
The Fund is intended to provide Shareholders with asset allocation and access to Private Asset investments that are typically only available to large institutional investors. In pursuing the Fund’s investment objective, Lexington will seek to invest in Secondary Funds, Primary Funds and
Co-Investments
that represent a broad spectrum of types of private equity and other private asset opportunities (e.g., including but not limited to, buyout, growth, venture, credit, mezzanine, infrastructure, energy and other real assets (i.e., assets that have physical properties, such as natural resources, infrastructure and commodities)).
The Fund expects to invest principally in Secondary Funds and, to a lesser degree, in Primary Funds and
Co-Investments,
although the allocation among those types of investments may vary from time to time. Generally, the Fund will typically invest in Secondary Funds after the end of the Secondary Fund’s fundraising period, with existing underlying portfolio companies, whereas typical investments in Primary Funds are in newly established Primary Funds where the underlying portfolio companies are not known as of the time of the Fund’s commitment.
Lexington believes that the Fund’s investment strategy will provide investors with an opportunity to gain exposure to high-quality private equity and alternative investments while capitalizing on Lexington’s sponsor relationships and ability to originate, analyze, negotiate, and close attractive acquisitions in the global secondary market. The Fund is expected to provide investors with an opportunity to gain private investment fund exposure on a risk-adjusted basis while benefiting from earlier and more frequent cash distributions than a fund that primarily invests in Primary Funds.
Lexington evaluates each investment on the basis of its expected contribution to risk and return of the portfolio. One of the significant benefits of Lexington’s secondary acquisition strategy is that it minimizes certain blind pool or unknown risks associated with primary fund investing by purchasing identified assets at a point closer to their realization. Therefore, when conducting due diligence on potential secondary acquisitions, Lexington is able to:

•	review the early performance of the investment under the ownership of the sponsor;

•
identify the stage of the investment within its lifecycle and generally seek to avoid what is typically the highest risk period of ownership by the underlying sponsor (i.e., typically within the first three years, when leverage is often highest for leveraged buyouts); and

•	evaluate portfolio companies at a point closer to their ultimate realization and assess factors that may influence exit timing and value.
Another important mitigant to downside risk is the purchase discount to market value that Lexington negotiates. Lexington has consistently observed throughout economic cycles that this discount protects against erosion of value in declining markets and has the potential to significantly enhance returns in rising markets. In addition, Lexington believes that portfolio risk is also reduced through diversification. Lexington’s seeks broad diversification by sector, geography and vintage year. Finally, by acquiring interests in established Portfolio Funds, the Secondary Funds are expected to generate earlier distributions than a fund that primarily invests in Primary Funds. In addition to generating earlier distributions, the diversified portfolio of Secondary Funds is expected to return cash more frequently than a fund that primarily invests in Primary Funds.
Secondary Funds
Lexington believes that the potential size and complexity of the secondary market opportunities described below combined with Lexington’s extensive global sourcing networks, counterparty transaction experience, and strong sponsor relationships will provide significant investment opportunities for the Fund. Lexington intends to capitalize on its experience, its substantial expertise in secondary market transactions, its proprietary database of information, and its extensive global sourcing networks to seek superior investment returns for the Fund. Lexington’s secondary strategy targets the entire spectrum of secondary transactions, from complex, multibillion-dollar portfolio transactions to the purchase of individual fund interests. While the Fund is expected to concentrate on acquiring portfolios of interests in private investment funds through
LP-led
transactions, Lexington will also consider a full range of transaction types including
GP-led
transactions and other opportunistic deal flow. Lexington believes that its broad, flexible investment strategy will allow the Fund to deploy capital to the segments of the secondary market offering the most attractive risk-adjusted returns.
In acquiring interests in global Secondary Funds, Lexington adheres to a rigorous and disciplined investment process that has continued to be refined over the past 34 years. Lexington’s due diligence combines detailed company-level analysis with a qualitative assessment of the sponsor’s strategy and reputation. When constructing a diversified portfolio of Secondary Funds, Lexington considers portfolio quality, sponsor quality, credit risk, diversification, fund level and portfolio maturity and purchase discount. Given the long-term, illiquid nature of Secondary Funds, Lexington is generally able to purchase fund interests at a discount to market value. While a large discount does not necessarily signify an attractive deal, discounts do provide downside protection if values decline. As part of the analysis of discount, Lexington also seeks to understand how sponsors are valuing the underlying companies in order to see whether the sponsor’s assumptions are aggressive or conservative.
Over time, an increasing amount of private investment fund interests have traded in the secondary market. This trend may continue as a well-capitalized secondary market enables the trend towards more active management of private investment fund portfolios by large investors such as public and corporate pension funds, sovereign wealth funds, and endowments, whose portfolios generally rebalance. The factors underlying the trend towards more active management of private investment fund portfolios by these types of investors include:

•
Change of Investment Strategy
: Institutional investors are regularly reviewing asset allocations. The established secondary market allows investors to consider the sale of all or a portion of their private investment fund portfolios as a means to reallocate capital.

•
Excess Commitments
: The amount of capital committed by investors to global private investment funds has been at historically high levels for the past several years. From 2011-2021, private equity generated a record eleven consecutive years of net distributions to limited partners. This positive liquidity environment, combined with persistent low interest rates and attractive relative returns, led to record amounts of capital being committed to private equity funds. Institutional investors now face overallocations to private equity, which may cause some investors to consider the sale of all or a portion of their private investment fund portfolios as a means to reallocate capital. In 2022 and 2023, Lexington started to see a shift from net distributions to net capital calls from LPs. Lexington believes that secondary transaction volume will remain high in the coming years as LPs continue to engage in portfolio rebalancing exercises and seek liquidity.

•
Large Number of Sponsor Relationships
: The time and effort required to monitor a large portfolio of private investment funds can limit an investment staff’s ability to pursue new opportunities. The sale of non-core
private investment funds allows an institution to focus on a smaller number of long-term sponsor relationships.

•
Relative Return Expectations
: Investors in private investment funds generally seek higher returns than those expected from other asset classes such as public equity or fixed income. If the return expectations of private investment funds decrease due to a change in market conditions, investors may be interested in reallocating a portion of their portfolio into other asset classes through secondary sales.

•	Lower Distribution Activity : As distributions from private investment funds slow due to fewer exit options for underlying companies, investors may look to the secondary market for liquidity.

•
General Liquidity Needs
: Certain investors respond to the impact of cyclical liquidity swings on fixed working capital requirements by liquidating private investment fund positions on the secondary market.

•
New Commitment “Swaps”
: Certain investors, including certain financial institutions, have shown an interest in selling older private investment fund interests and using the proceeds to participate in new funds formed by the same sponsors.

•	Regulatory Changes : Changing regulatory environments and heightened regulatory scrutiny can require investors to scale back their private investment fund holdings, resulting in secondary sales.
The emergence of a well-capitalized secondary market has created investment opportunities as sponsors of alternative investment funds seek to design liquidity options for their limited partners. These
GP-led
transactions may continue to comprise a significant share of transaction volume as sponsors recognize the utility of providing additional liquidity opportunities to limited partners and seek further value creation in mature fund portfolio investments. The major types of
GP-led
transactions include continuation funds, tender offers, strip sales, and spin-outs.

•
Continuation Funds
: Sponsors are increasingly exploring continuation funds as a tool to optimize value creation for portfolio investments beyond their initial holding period while providing a liquidity option for investors seeking to exit. A continuation fund typically involves a new vehicle established for portfolio investment(s) in a legacy fund managed by the same sponsor. These transactions may involve changes to terms through a new limited partnership agreement and allow for buyer input on price and portfolio composition.

•
Tender Offers
: In a tender offer, a sponsor solicits secondary buyers to submit pricing on one of the sponsor’s funds. All of the fund’s limited partners may assess the tender offer and decide whether to sell their stake to the prevailing buyer(s) at the set price and terms. Importantly, limited partners may elect not to sell their stake because term changes to the underlying fund typically do not occur.

•
Strip Sales
: In a strip sale, a sponsor solicits secondary buyers to submit pricing on a strip of certain underlying portfolio companies in a fund. These partial sales generate earlier distributions to limited partners and can de-risk
a portion of the fund’s unrealized value while allowing limited partners to still participate in the vast majority of future compounding of value. Similar to a tender offer, no term changes typically occur.

•
Spin-outs
: A sponsor may face fundraising challenges when spinning out from a parent company if investors are reluctant to back a new fund formed by a manager with a limited track record of independent operations. In order to complete a successful spin-out,
sponsors have approached Lexington with the opportunity to purchase legacy investments and provide committed capital to the newly-independent sponsor.

Lexington also selectively evaluates additional opportunistic sources of deal flow in the growing secondary market.
The Secondary Funds are expected to be broadly diversified primarily by buyout, growth and venture capital, with a smaller allocation to credit, energy, and infrastructure assets as noted herein. Subcategories within buyout, growth capital and venture are as follows:

•	Small Buyout : Typical transaction enterprise value of less than $150 million and fund size less than $500 million.

•
Middle Market Buyout
: Typical transaction enterprise value between $150 million—$1.5 billion and fund size between $500 million—$3 billion or funds with a stated focus on the middle market that are less than $500 million or greater than $3 billion in size.

•	Large Buyout : Typical transaction enterprise value between $1—$2 billion and fund size between $3—$5 billion.

•	Mega Buyout : Typical transaction enterprise value of greater than $2 billion and fund size greater than $5 billion.

•
Growth Capital
: A fund investment strategy aiming to grow or expand an established company, typically exemplified by leverage buyout deals with low use of leverage and/or late-stage venture capital deals in more mature businesses with positive cash flow focused on significant growth potential, acquisitions and other high growth characteristics.

•	Early-Stage Venture : A fund investment strategy involving investment in companies for product development and initial marketing, manufacturing and sales activities.

•	Late-Stage Venture : A fund investment strategy involving financing for the expansion of a company which is producing, shipping and increasing its sales volume.

•	Multi-Stage Venture : A venture fund investment strategy which includes investment in portfolio companies at a variety of stages of development.
With respect to the transfer of an investment in a secondary transaction, as a closing condition, the buyer and seller in a secondary transaction involving the sale of a limited partner interest in an underlying private fund must obtain the consent of the general partner of the private fund to such transfer. This consent, which involves the underlying private fund’s general partner, the selling limited partner and the buyer, is the agreement that effectuates the transfer of the limited partnership interest from the seller to the buyer.
Primary Funds
As part of Lexington’s strategy to generate secondary opportunities, the Fund will allocate a portion of its capital to Primary Funds. Primary Fund commitments can be beneficial in generating returns and in enhancing relationships with leading global sponsors. Lexington’s investment relationships with these sponsors are expected to help the Fund source and analyze potential secondary transactions.
Co-Investments
Lexington seeks to identify
co-investment
opportunities that it believes can generate returns for the Fund by making equity co-investments
in deals alongside leading buyout and growth sponsors, primarily in U.S. and
European companies. The Fund may also make
non-traditional
co-investments,
such as secondary
co-investments,
follow-on
investments, distressed and restructurings, and mezzanine debt. In structuring co-investments,
Lexington’s strategy is to provide the Fund with exposure to deals alongside leading private equity sponsors on a diversified basis at reduced fees and carry versus traditional primary fund investing.
Lexington believes that it has established a reputation in the private equity market as a reliable and experienced co-investor,
which serves as an important source of differentiated
co-investment
deal flow. The strength of Lexington’s relationships with existing sponsors has often lead to repeat co-investment
opportunities, and its proactive outreach to new sponsors has translated in long-term relationships. Lexington’s co-investment
strategy is to leverage the sponsor relationships of its global platform to generate co-investment
opportunities from high-quality sponsors and create a robust deal flow of co-investments.
Lexington has dedicated and experienced
co-investment
professionals who seek to apply their experience to analyze opportunities and, through a disciplined investment committee process, select the most compelling co-investments
with a deliberate focus on diversified portfolio construction.
When assessing
co-investment
opportunities, Lexington will seek to apply its due diligence process that typically includes both a rigorous evaluation of company specific information as well as an in-depth
analysis of the lead transaction sponsor and investment team. For each investment opportunity, its investment team typically will focus on the sponsor quality and track record, the target company’s attributes, the industry dynamics, the valuation and capital structure, the investment thesis, environmental considerations, social considerations, governance considerations and other factors such as portfolio construction or alignment alongside the lead sponsor. Lexington primarily targets co-investments
in companies that it believes have leading market positions in stable industries experiencing secular trends, high levels of recurring revenue with defensible margins, strong free cash flows and multiple drivers of value. Lexington will also typically look for senior management with a strong operating track record, relevant industry experience, and aligned financial incentives.
In addition to providing a source of investment opportunities, Lexington’s global platform and professional network afford it key information in assessing the value of private equity investments.
Liquid Assets
The Fund intends to invest a portion of its assets in a portfolio of Liquid Assets managed by FAV, including cash and cash equivalents, liquid fixed-income securities and other credit instruments, derivatives, and other investment companies, including money market mutual funds and exchange traded funds.
The Fund may invest in investment grade and below investment grade fixed-income securities, including government obligations, corporate bonds, securitized instruments, money market instruments, repurchase agreements and restricted securities. The Fund’s liquid fixed-income and other credit investments may include floating rate senior secured loans issued by U.S. and foreign corporations, partnerships and other business entities, including private equity backed companies (i.e., borrowers). Floating rate loans are often at the time of investment below investment grade securities (commonly known as “junk” or “junk bonds”). The Fund considers debt securities to be below investment grade if, at the time of investment, they are rated below the four highest categories by at least one independent credit rating agency or, if unrated, are determined by Lexington or FAV to be of comparable quality.
While this Prospectus contains generalized discussions about Lexington’s and FAV’s current expectations with respect to the make-up
of the portfolio of the Fund, many factors may contribute to changes in emphasis in the construction of the portfolio, including changes in market or economic conditions or regulations as they affect various industries and sectors and changes in the political or social situations in particular jurisdictions. Lexington and FAV may modify the implementation of the Fund’s investment strategies, portfolio allocations, investment processes and investment techniques based on market conditions, changes in personnel or as Lexington otherwise deems appropriate.

Risk Factors [Table Text Block]
RISKS
AN INVESTMENT IN THE FUND INVOLVES A HIGH DEGREE OF RISK AND THEREFORE SHOULD ONLY BE UNDERTAKEN BY QUALIFIED INVESTORS WHOSE FINANCIAL RESOURCES ARE SUFFICIENT TO ENABLE THEM TO ASSUME THESE RISKS AND TO BEAR THE LOSS OF ALL OR PART OF THEIR INVESTMENT. THE FOLLOWING RISK FACTORS SHOULD BE CONSIDERED CAREFULLY, BUT ARE NOT MEANT TO BE AN EXHAUSTIVE LISTING OF ALL OF THE POTENTIAL RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND. INVESTORS SHOULD CONSULT WITH THEIR OWN FINANCIAL, LEGAL, INVESTMENT AND TAX ADVISORS PRIOR TO INVESTING IN THE FUND.
Investment in the Fund is suitable only for those persons who, either alone or together with their duly designated representative, have such knowledge and experience in financial and business matters that they are capable of evaluating the merits and risks of their proposed investment, who can afford to bear the economic risk of their investment, who are able to withstand a total loss of their investment and who have no need for liquidity in their investment and no need to dispose of their Shares to satisfy current financial needs and contingencies or existing or contemplated undertakings or indebtedness. The following risks may be directly applicable to the Fund or may be indirectly applicable through the Fund’s investments in private market investments. Potential investors with questions as to the suitability of an investment in the Fund should consult their professional advisors to assist them in making their own legal, tax, accounting and financial evaluation of the merits and risks of investment in the Fund in light of their own circumstances and financial condition.
The Fund’s investment program is speculative and entails substantial risks. In considering participation in the Fund, prospective investors should be aware of certain risk factors, which include the following:
Risks of Investing in Private Assets
Less information may be available with respect to private company investments and such investments offer limited liquidity.
Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, Lexington may not have timely or accurate information about the business, financial condition and results of operations of the private companies in which the Fund invests. There is risk that the Fund may invest on the basis of incomplete or inaccurate information, which may adversely affect the Fund’s investment performance. Private companies in which the Fund may invest may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. These companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.
Typically, investments in private companies are in restricted securities that are not traded in public markets and subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. There can be no assurance that the Fund will be able to realize the value of private company investments in a timely manner.
Private equity investments are subject to general market risks.
The funds in which the Fund will invest may invest in portfolio companies that involve a high degree of business or financial risk. The portfolio companies may be start-ups
or in an early stage of development, may be distressed or have operating losses or significant variations in operating results and may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence. The portfolio companies may also include companies that are experiencing, or are expected to experience, financial difficulties which may never be overcome. In addition, they may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position, or may otherwise have a weak financial condition. Portfolio companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing and other capabilities and a larger number of qualified managerial and technical personnel.
Many portfolio companies may be highly leveraged, which may impair these companies’ ability to finance their future operations and capital needs and which may result in restrictive financial and operating covenants. As a result, these companies’ flexibility to respond to changing business and economic conditions may be limited. In addition, in the event that a company does not perform as anticipated or incurs unanticipated liabilities, high leverage will magnify the adverse effect on the value of the equity of the company and could result in substantial diminution in or the total loss of an equity investment in the company.
The
day-to-day
operations of each Portfolio Fund will be the responsibility of the Portfolio Fund Managers.
The
day-to-day
operations of each Portfolio Fund will be the responsibility of the Portfolio Fund Managers. Although Lexington will be responsible for monitoring the performance of each Portfolio Fund, there can be no assurance that the existing management team, or any successor, will operate the company or fund, as the case may be, in accordance with the Fund’s plans or expectations. Additionally, funds and companies need to attract, retain, and develop executives and members of their management teams. The market for executive talent can be, notwithstanding general unemployment levels or developments within a particular industry, extremely competitive. There can be no assurance that the Portfolio Funds will be able to attract, develop, integrate, and retain suitable members of their management teams and, as a result, the Fund may be adversely affected.
Competition for access to private equity investment opportunities is limited.
The activity of identifying, completing and realizing attractive secondary private equity investments is highly competitive, and involves a high degree of uncertainty. The availability of investment opportunities generally will be subject to market conditions. In particular, in light of changes in such conditions, including changes in long-term interest rates, certain types of investments may not be available to the Fund on terms that are as attractive as the terms on which opportunities were available to previous investment programs sponsored by Lexington. The Fund will be competing for investments with many other private equity investors, including, without limitation, other investment partnerships and corporations, business development companies, sovereign wealth funds, domestic and international public pension plans, individuals, financial institutions and other investors investing directly or through affiliates. Some of these competitors may have more relevant experience, greater financial and other resources and more personnel than Lexington and the Fund. Further, over the past several years, an increasing number of secondary private equity funds have been formed (and many such existing funds have grown substantially in size). Additional funds with similar objectives may be formed in the future by other unrelated parties. Additionally, there continues to be a significant amount of capital available for secondary investments.
Consequently, it is possible that competition for appropriate investment opportunities will increase, thus reducing the number of investment opportunities available to the Fund and adversely affecting the terms upon which portfolio investments can be made. The Fund may incur bid, legal, due diligence and other costs on investments which may not be successful. As a result, the Fund may not recover all of its costs, which would adversely affect returns. Participation in auction transactions will also increase the pressure on the Fund with respect to pricing of the transaction. Investors will be dependent upon the judgment and ability of the Lexington in sourcing transactions and investing and managing the capital of the Fund.
In addition, certain provisions of the 1940 Act prohibit the Fund from engaging in transactions with the Manager, Lexington and their affiliates; however, unregistered funds also managed by the Manager, Lexington and/or FAV are not prohibited from the same transactions. The 1940 Act also imposes significant limits on aggregated transactions with affiliates of the Fund. The Fund has received the Section 17(d) Order from the SEC, which permits the Fund, among other things, to invest in aggregated transactions alongside certain other persons, including certain affiliates of Lexington and certain funds managed and controlled by Lexington and its affiliates, subject to certain terms and conditions.
The Manager, Lexington and FAV will not cause the Fund to engage in investments alongside affiliates in private placement securities that involve the negotiation of certain terms of the private placement securities to be purchased (other than price-related terms), except in reliance on the Section 17(d) Order or unless such investments otherwise qualify for another 1940 Act exemption or are entered into in accordance with interpretations of Section 17(d) and Rule
17d-1
as expressed in SEC
no-action
letters or other available guidance.
Under the terms of the Section 17(d) Order, a “required majority” (as defined in Section 57(o) of the 1940 Act) of the Fund’s independent trustees must be able to reach certain conclusions in connection with investments alongside affiliates in private placement securities that involve the negotiation of certain terms of the private placement securities to be purchased (other than price-related terms), including that (1) the terms of the proposed transaction are reasonable and fair to the Fund and its shareholders and do not involve overreaching of the Fund or its shareholders on the part of any person concerned and (2) the transaction is consistent with the interests of the shareholders. The Section 17(d) Order is subject to certain terms and conditions so there can be no assurance that the Fund will be permitted to invest in aggregated transactions alongside certain of the Fund’s affiliates other than in the circumstances currently permitted by regulatory guidance and the Section 17(d) Order. Lexington’s investment allocation policies and procedures can be revised by Lexington at any time without notice to, or consent from, the shareholders. Additionally, FAV’s investment allocation policies and procedures can be revised by FAV at any time without notice to, or consent from, the shareholders.
In accordance with the Section 17(d) Order, when deemed advisable by the Manager and Lexington, the Fund may rely on such relief to participate in a follow-on
investment for a position held by the Fund to the extent the follow-on
investment meets the conditions of our exemptive relief.
The Fund is subject to the risks of its Portfolio Funds.
The Fund’s investments in Portfolio Funds are subject to a number of risks. Portfolio Fund interests are expected to be illiquid, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly. Some of the Portfolio Funds in which the Fund invests may have only limited operating histories. Although Lexington will seek to receive detailed information from each Portfolio Fund regarding its business strategy and any performance history, in most cases Lexington will have little or no means of independently verifying this information. In addition, Portfolio Funds may have little or no near-term cash flow available to distribute to investors, including the Fund. Due to the pattern of cash flows in Portfolio Funds and the illiquid nature of their investments, investors typically will see negative returns in the early stages of Portfolio Funds. Then as investments are able to realize liquidity events, such as a sale or initial public offering, positive returns will be realized if the Portfolio Fund’s investments are successful.
Portfolio Fund interests are ordinarily valued based upon valuations provided by the manager or general partner of a Portfolio Fund (a “Portfolio Fund Manager”), which may be received on a delayed basis. Certain securities in which the Portfolio Funds invest may not have a readily ascertainable market price and are fair valued by the Portfolio Fund Managers. A Portfolio Fund Manager may face a conflict of interest in valuing such securities because their values may have an impact on the Portfolio Fund Manager’s compensation. Lexington has procedures with respect to the assessment and review of the valuation procedures used by each Portfolio Fund Manager and for reviewing the financial information provided by the Portfolio Funds. However, neither Lexington nor the Board is able to confirm the accuracy of valuations provided by Portfolio Fund Managers. Inaccurate valuations provided by Portfolio Funds could materially adversely affect the value of Shares.
The Fund will pay asset-based fees, and, in most cases, will be subject to performance-based fees in respect of its interests in Portfolio Funds. Such fees and performance-based compensation are in addition to the Advisory Fee. In addition, performance-based fees charged by Portfolio Fund Managers may create incentives for the Portfolio Fund Managers to make risky investments, and may be payable by the Fund to a Portfolio Fund Manager based on a Portfolio Fund’s positive returns even if the Fund’s overall returns are negative.
Moreover, a Shareholder in the Fund will indirectly bear a proportionate share of the fees and expenses of the Portfolio Funds, in addition to its proportionate share of the expenses of the Fund. Thus, a Shareholder in the Fund may be subject to higher operating expenses than if the Shareholder invested in the Portfolio Funds directly. In addition, because of the deduction of the fees payable by the Fund to the Manager, Lexington or FAV and other expenses payable directly by the Fund from amounts distributed to the Fund by the Portfolio Funds, the returns to a Shareholder in the Fund will be lower than the returns to a direct investor in the Portfolio Funds. Fees and expenses of the Fund and the Portfolio Funds will generally be paid regardless of whether the Fund or Portfolio Funds produce positive investment returns. Shareholders could avoid the additional level of fees and expenses of the Fund by investing directly with the Portfolio Funds, although access to many Portfolio Funds may be limited or unavailable, and may not be permitted for investors who do not meet the substantial minimum net worth and other criteria for direct investment in Portfolio Funds.
There is a risk that the Fund may be precluded from acquiring an interest in certain Portfolio Funds due to regulatory implications under the 1940 Act or other laws, rules and regulations or may be limited in the amount it can invest in voting securities of Portfolio Funds. Lexington also may refrain from including a Portfolio Fund in the Fund’s portfolio in order to address adverse regulatory implications that would arise under the 1940 Act for the Fund if such an investment was made. In addition, the SEC has adopted Rule
18f-4
under the 1940 Act, which, among other things, may impact the ability of the Fund to enter into unfunded commitment agreements, such as a capital commitment to a Portfolio Fund or as part of a
Co-Investment.
In addition, the Fund’s ability to invest may be affected by considerations under other laws, rules or regulations. Such regulatory restrictions, including those arising under the 1940 Act, may cause the Fund to invest in different Portfolio Funds or
Co-Investments
than other clients of Lexington.
If the Fund fails to satisfy capital calls to a Portfolio Fund in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Portfolio Fund. Any failure by the Fund to make timely capital contributions may impair the ability of the Fund to pursue its investment program, cause the Fund to be subject to certain penalties from the Portfolio Funds or otherwise impair the value of the Fund’s investments.
The governing documents of a Portfolio Fund generally are expected to include provisions that would enable the general partner, the manager, or a majority in interest (or higher percentage) of its limited partners or members, under certain circumstances, to terminate the Portfolio Fund prior to the end of its stated term. Early termination of a Portfolio Fund in which the Fund is invested may result in the Fund having distributed to it a portfolio of immature and illiquid securities, or the Fund’s inability to invest all of its capital as anticipated, either of which could have a material adverse effect on the performance of the Fund.
Although the Fund will be an investor in a Portfolio Fund, Shareholders will not themselves be equity holders of that Portfolio Fund and will not be entitled to enforce any rights directly against the Portfolio Fund or the Portfolio Fund Manager or assert claims directly against any Portfolio Funds, the Portfolio Fund Managers or their respective affiliates. Shareholders will have no right to receive the information issued by the Portfolio
Funds that may be available to the Fund as an investor in the Portfolio Funds. In addition, Portfolio Funds generally are not registered as investment companies under the 1940 Act; therefore, the Fund, as an investor in Portfolio Funds, will not have the benefit of the protections afforded by the 1940 Act. Portfolio Fund Managers may not be registered as investment advisers under the Advisers Act, in which case the Fund, as an investor in Portfolio Funds managed by such Portfolio Fund Managers, will not have the benefit of certain of the protections afforded by the Advisers Act.
Commitments to Portfolio Funds generally are not immediately invested. Instead, committed amounts are drawn down by Portfolio Funds and invested over time, as underlying investments are identified—a process that may take a period of several years, with limited ability to predict with precision the timing and amount of each Portfolio Fund’s drawdowns. During this period, investments made early in a Portfolio Fund’s life are often realized (generating distributions) even before the committed capital has been fully drawn. In addition, many Portfolio Funds do not draw down 100% of committed capital, and historic trends and practices can inform Lexington as to when it can expect to no longer need to fund capital calls for a particular Portfolio Fund. Accordingly, Lexington may make investments and commitments based, in part, on anticipated future capital calls and distributions from Portfolio Funds. This may result in the Fund making commitments to Portfolio Funds in an aggregate amount that exceeds the total amounts invested by Shareholders in the Fund at the time of such commitment (i.e., to “over-commit”). To the extent that the Fund engages in an “over-commitment” strategy, the risk associated with the Fund defaulting on a commitment to a Portfolio Fund will increase. The Fund will maintain cash, cash equivalents, borrowings or other liquid assets in sufficient amounts, in Lexington’s judgment, to satisfy capital calls from Portfolio Funds.
The Fund may seek to invest in a Portfolio Fund’s
non-voting
securities and, together with interests held by other clients of Lexington, may be limited in the amount it can invest. Such limitations are intended to ensure that an underlying Portfolio Fund not be deemed an “affiliated person” of the Fund for purposes of the 1940 Act, which may impose limits on the Fund’s dealings with the Portfolio Fund and its affiliated persons. As a general matter, however, the Portfolio Funds in which the Fund will invest do not typically provide their shareholders with an ability to vote to appoint, remove or replace the general partner of the Portfolio Fund (except under quite limited circumstances that are not presently exercisable). Notwithstanding these limitations, under certain circumstances the Fund could become an affiliated person of a Portfolio Fund or another issuer. In such circumstances, the Fund may be restricted from transacting with the Portfolio Fund or its portfolio companies absent an applicable exemption (whether by rule or otherwise).
The Fund is subject to risks associated with Portfolio Funds with less established sponsors.
The Fund may invest a portion of its assets in Portfolio Funds of less established sponsors. Investments related to such sponsors may involve greater risks than are generally associated with investments with more established sponsors. Less established sponsors tend to have fewer resources, and therefore, are often more vulnerable to failure. Such sponsors also may have shorter operating histories on which to judge future performance and in many cases, if operating, will have negative cash flow. In addition, less mature sponsors could be deemed to be more susceptible to irregular accounting or other fraudulent practices. In the event of fraud by any sponsor related to a Fund investment, the Fund may suffer a partial or total loss of capital invested in such investment. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other assets.
The Fund is subject to the risks associated with its Portfolio Funds’ underlying investments.
The investments made by the Portfolio Funds will entail a high degree of risk and in most cases be highly illiquid and difficult to value. Unless and until those investments are sold or mature into marketable securities they will remain illiquid. As a general matter, companies in which the Portfolio Fund invests may face intense competition, including competition from companies with far greater financial resources; more extensive research, development, technological, marketing and other capabilities; and a larger number of qualified managerial and technical personnel.
A Portfolio Fund Manager may focus on a particular industry or sector, which may subject the Portfolio Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. Likewise, a Portfolio Fund Manager may focus on a particular country or geographic region, which may subject the Portfolio Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions. In addition, Portfolio Funds may establish positions in different geographic regions or industries that, depending on market conditions, could experience offsetting returns.
The Fund will not obtain or seek to obtain any control over the management of any portfolio company in which any Portfolio Fund may invest. The success of each investment made by a Portfolio Fund will largely depend on the ability and success of the management of the portfolio companies in addition to economic and market factors.
The Fund may have limited opportunities to invest in Secondary Funds.
The Fund may invest in Secondary Funds by acquiring the interests in the Secondary Funds from existing investors in such Secondary Funds (and not from the Secondary Fund itself). In such instances, as the Fund will not be acquiring such interests directly from the Secondary Fund, it is generally not expected that the Fund will have the opportunity to negotiate the terms of the interests being acquired, other than the purchase price, or other special rights or privileges. In addition, the Fund’s investment opportunities may be limited in order for the Fund to satisfy the asset diversification and source-of-income
tests necessary to qualify as a regulated investment company under the Code. See “Risks—
The Fund intends to qualify and elect to be treated as a RIC under Subchapter M of the Code.
” Moreover, certain sponsors of private investment funds may be unwilling to provide consent to the transfer of a Secondary Fund interest to the Fund given certain public disclosure requirements that apply to the Fund. There can be no assurance as to the number of opportunities to invest in Secondary Funds that will be presented to the Fund.
At times, the Fund may have the opportunity to acquire a portfolio of Secondary Fund interests from a seller, on an “all or nothing” basis. In some such cases, certain of the Secondary Fund interests may be less attractive than others, and certain of the Portfolio Fund Managers may be more familiar to Lexington than others or may be more experienced or highly regarded than others. In such cases, it may not be possible for the Fund to carve out from such purchases those Secondary Funds which Lexington considers (for commercial, tax legal or other reasons) less attractive.
When the Fund acquires an interest in a Secondary Fund, the Fund may acquire contingent liabilities of the seller of such interest. More specifically, where the seller has received distributions from the Secondary Fund and, subsequently, that Secondary Fund recalls one or more of these distributions, the Fund (as the purchaser of the interest to which such distributions are attributable and not the seller) may be obligated to return the monies equivalent to such distribution to the Secondary Fund. While the Fund may, in turn, make a claim against the seller for any such monies so paid, there can be no assurances that the Fund would prevail on such claim.
The valuations of Portfolio Funds in which the Fund invests may be based on imperfect information and is subject to inherent uncertainties.
There is no established market for secondary private equity partnership interests or for the privately-held portfolio companies of private equity sponsors, and there are not likely to be any comparable companies for which public market valuations exist. In addition, under limited circumstances, the Manager may not have access to all material information relevant to a valuation analysis. For example, sponsors are not generally obligated to update any valuations in connection with a transfer of interests on a secondary basis, and such valuations may not be indicative of current or ultimate realizable values. As a result, the valuation of Portfolio Funds in which the Fund invests may be based on imperfect information and is subject to inherent uncertainties.
Regulatory Changes may adversely affect private equity funds.
Legal, tax and regulatory changes could occur that may adversely affect the Fund or its investments, including changes that could make the acquisition of interests in private equity funds in the private secondary market less attractive or make the general partners of private equity funds less likely to consent to transfers. New and existing regulations and burdens of regulatory compliance may directly impact the results of, or otherwise have a material adverse effect on, the private investment funds in which the Fund invests.
The regulatory environment for private investment funds is evolving, and changes in the regulation of private investment funds may adversely affect the value of investments held by the Fund and the ability of the Fund to effectively employ its investment and trading strategies. Increased scrutiny and newly proposed legislation applicable to private investment funds and their sponsors may also impose significant administrative burdens on the Manager, Lexington or FAV and may divert time and attention from portfolio management activities. The effect of any future regulatory change on the Fund (due to its investments in Portfolio Funds) could be substantial and adverse. In addition, the securities and futures markets are subject to comprehensive statutes, regulations and margin requirements. The regulation of derivatives transactions and funds that engage in such transactions is an evolving area of law and is subject to modification by government and judicial action.
Recent U.S. presidential and congressional elections, and other recent elections, create uncertainty with respect to legal, tax and regulatory regimes in which the Fund and its investments, as well as the Manager, Lexington, FAV and their affiliates, will operate, and the current regulatory environment in the United States may be impacted by future legislative developments that may adversely affect the private equity industry, including regulatory measures for the U.S. financial services industry, increases in tax rates and/or other changes to tax policies. Any significant changes in, among other things, economic policy (including with respect to interest rates or foreign trade), the regulation of the asset management industry, tax law, immigration policy and/or government entitlement programs could have a material adverse impact on the Fund and its investments, and the uncertainty of future legislation could adversely impact the Fund and its ability to achieve its investment objectives.
The Portfolio Funds are subject to risks regarding regulatory approvals.
In addition to the risks regarding regulatory approvals, it should be noted that government counterparties or agencies may have the discretion to change or increase regulation of an underlying fund or its portfolio companies’ operations, or implement laws or regulations affecting such entity’s operations, separate from any contractual rights it may have. A fund also could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on its portfolio company. Governments have considerable discretion in implementing regulations, including, for example, the possible imposition or increase of taxes on income earned by or from a fund or gains recognized by the Fund on its investment in such fund, that could impact a fund’s business as well as the Fund’s return on investment with respect to such fund.
In-kind
distributions from Portfolio Funds may not be liquid.
The Fund may receive
in-kind
distributions of securities from Portfolio Funds. There can be no assurance that securities distributed in kind by Portfolio Funds to the Fund will be readily marketable or saleable. The Fund may be required to, or the Manager, Lexington or FAV, in their sole investment discretion, may determine to, hold such securities for an indefinite period. Timing of sales is subject to position size considerations, market liquidity, and other factors considered in the sole investment discretion of the Manager, Lexington or FAV. The Fund may incur additional expense in connection with any disposition of such securities.
The Fund’s
Co-Investments
may be subject to risks associated with the lead investor.
The Fund’s investment portfolio will include
Co-Investments.
The Fund’s ability to realize a profit on such
Co-Investments
will be particularly reliant on the expertise of the lead investor in the transaction. There can be no assurance that the Fund will be given
Co-Investment
opportunities, or that any specific
Co-Investment
offered to the Fund would be appropriate or attractive to the Fund in Lexington’s judgment. The market for
Co-Investment
opportunities is competitive and may be limited, and the
Co-Investment
opportunities to which the Fund wishes to allocate assets may not be available at any given time. Due diligence will be conducted on
Co-Investment
opportunities; however, Lexington may not have the ability to conduct the same level of due diligence applied to other investments. In addition, Lexington may have little to no opportunities to negotiate the terms of such
Co-Investments.
The Fund generally will rely on the Portfolio Fund Manager or sponsor offering such
Co-Investment
opportunity to perform most of the due diligence on the relevant portfolio company and to negotiate terms of the
Co-Investment.
The Fund’s ability to dispose of
Co-Investments
may be severely limited, both by the fact that the securities are expected to be unregistered and illiquid and by contractual restrictions that may limit, preclude or require certain approvals for the Fund to sell such investment.
Co-Investments
may be heavily negotiated and, therefore, the Fund may incur additional legal and transaction costs in connection therewith.
The Fund may have limited
Co-Investment
opportunities.
Many entities compete with the Fund in pursuing
Co-Investments.
These competitors may have considerably greater financial, technical and marketing resources than the Fund. Some competitors may have a lower cost of funds and access to funding sources that are not available to the Fund. In addition, some competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of, or different structures for, private investments than the Fund. Furthermore, many competitors are not subject to the regulatory restrictions that the 1940 Act imposes on the Fund. As a result of this competition and regulatory restrictions, the Fund may not be able to pursue attractive
Co-Investment
opportunities from time to time.
The Fund’s portfolio companies may require additional financings.
Certain of the Fund’s portfolio companies, either directly through
Co-Investments
or indirectly through Portfolio Funds, especially those in a development or “platform” phase, may be expected to require additional financing to satisfy their working capital requirements or acquisition strategies. The amount of such additional financing needed will depend upon the maturity and objectives of the particular company. Each such round of financing (whether from the Fund, Portfolio Fund or other investors) is typically intended to provide the company with enough capital to reach the next major corporate milestone. If the funds provided are not sufficient, the company may have to raise additional capital at a price unfavorable to the existing investors, including the Fund and a Portfolio Fund. In addition, the Fund may make additional debt and equity investments or exercise warrants, options, or convertible securities that were acquired in the initial investment in such company in order to preserve the Fund’s proportionate ownership when a subsequent financing is planned, or to protect the Fund’s investment when such company’s performance does not meet expectations. The availability of capital is generally a function of capital market conditions that are beyond the control of the Fund, a Portfolio Fund or any portfolio company. There can be no assurance that a portfolio company will be able to predict accurately the future capital requirements necessary for success or that additional funds will be available from any source.
The Fund may be subject to risks associated with investments in restructurings.
The Fund, either directly through
Co-Investments
or indirectly through Portfolio Funds, may make investments in restructurings that involve portfolio companies that are experiencing or are expected to experience financial difficulties. These financial difficulties may never be overcome and may cause such company to become subject to bankruptcy proceedings. Such investments could, in certain circumstances, subject the Fund to certain additional potential liabilities that may exceed the value of the Fund’s original investment therein. For example, under certain circumstances, a lender who has inappropriately exercised control over the management and policies of a debtor may have its claims subordinated or disallowed or may be found liable for damages suffered by parties as a result of such actions. In addition, under certain circumstances, payments to the Fund and distributions by the Fund to the investors may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance, preferential payment, or similar transaction under applicable bankruptcy and insolvency laws.
The Fund may be subject to risks associated with investments in mezzanine securities.
M
ezzanine securities generally are rated below investment grade and frequently are unrated and present many of the same risks as senior loans, second lien loans and non-investment
grade bonds. However, unlike senior loans and second lien loans, mezzanine securities are not a senior or secondary secured obligation of the related borrower. They typically are the most subordinated debt obligation in an issuer’s capital structure. Mezzanine securities also may often be unsecured. Mezzanine securities therefore are subject to the additional risk that the cash flow of the related borrower and the property securing the loan may be insufficient to repay the scheduled after giving effect to any senior obligations of the related borrower. Mezzanine securities are also expected to be a highly illiquid investment. Mezzanine securities will be subject to certain additional risks to the extent that such loans may not be protected by financial covenants or limitations upon additional indebtedness. Investment in mezzanine securities is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of debt obligations.
The Fund may be subject to risks associated with investments in bank loans.
The market for bank loans may not be highly liquid and the Fund may have difficulty selling them. These investments are subject to both interest rate risk and credit risk, and the risk of non-payment
of scheduled interest or principal. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower.
General Risks of Investing in the Fund
The Fund and the Portfolio Funds are subject to general investment risks.
There is no assurance that the Fund will achieve its investment objective. There is also no assurance that the portfolio managers will be successful in choosing, making and realizing investments in any Portfolio Fund,
Co-Investment
or operating company or portfolio of companies. Additionally, there can be no assurance that the Fund will be able to generate returns for its Shareholders or that Shareholders will receive any distribution from the Fund. All investments involve the risk of loss of capital. Accordingly, an investment in the Fund should only be considered by persons for whom a speculative, illiquid, and long-term investment is an appropriate component of a larger investment program and who can afford a loss of their entire investment. Past performance of investment entities associated with Lexington and its affiliates provides no assurance of future success.
The Fund and the Portfolio Funds are subject to risks associated with the use of financial projections.
Estimates or projections of market conditions, prices, and supply and demand dynamics are key factors in evaluating potential investment opportunities and valuing the Fund’s investments and related assets. These estimates are subject to wide variances based on changes in market conditions, underlying assumptions, commodity prices, and technical or investment-related assumptions. The Manager, Lexington and FAV will generally evaluate investment opportunities on the basis of financial projections. Projected operating results of specific investments will often be based on the judgments by the management of the underlying portfolio company. In all cases, projections are only estimates of future results that are based upon assumptions made at the time that the projections are developed. There can be no assurance that the projected results will be obtained, and actual results may vary significantly from the projections. General economic conditions, which are not predictable, can have a material adverse impact on the reliability of such projections.
The Fund will rely on third-party sponsors.
The Fund expects to invest in third party-sponsored Portfolio Funds. The Fund will not have an active role in the management of such funds or their portfolio investments and therefore will not have the opportunity to evaluate the specific investments made by any such fund after the Fund’s date of investment. Moreover, the Fund will likely not be able to dispose of its investment in any such fund despite poor performance. The returns of the Fund will depend significantly on the performance of these unrelated sponsors and could be substantially adversely affected by their poor performance. Additionally, Lexington will generally not be in a position to change an unrelated sponsor’s approach. Similarly, Lexington will typically not be able to negotiate the level of any fee offsets and will not be responsible for determining whether sponsors are correctly calculating fees or fee offsets. Lexington may not always receive full information from sponsors because certain of this information may be considered proprietary. The lack of access to information may make it more difficult for Lexington to select and evaluate potential investments.
The Fund and the Portfolio Funds are subject to risks associated with inflation.
The U.S. and other developed economies have recently begun to experience higher-than normal inflation rates. It remains uncertain whether substantial inflation in the U.S. and other developed economies will be sustained over an extended period of time or have a significant effect on the U.S. or other economies. Inflation and rapid fluctuations in inflation rates have had in the past, and may in the future have, negative effects on economies and financial markets, particularly in emerging economies. For example, if an underlying portfolio company is unable to increase its revenue in times of higher inflation, its profitability may be adversely affected. Underlying portfolio companies may have revenues linked to some extent to inflation, including, without limitation, by government regulations and contractual arrangement. As inflation rises, an underlying portfolio company may earn more revenue but may incur higher expenses. As inflation declines, an underlying portfolio company may not be able to reduce expenses commensurate with any resulting reduction in revenue. Furthermore, wages and prices of inputs increase during periods of inflation, which can negatively impact returns on investments. In an attempt to stabilize inflation, countries may impose wage and price controls or otherwise intervene in the economy. Governmental efforts to curb inflation often have negative effects on the level of economic activity. There can be no assurance that inflation will not become a serious problem in the future and have an adverse impact on the Fund returns. There can be no assurance that continued and more wide-spread inflation in the U.S. and/or other economies will not become a serious problem in the future and have a material adverse impact on the Fund’s returns.
The Fund and the Portfolio Funds are subject to risks associated with general economic and market conditions.
The success of the Fund’s activities will be affected by general economic and market conditions in the relevant economy (whether within or outside the U.S.), such as interest rates, availability of credit, credit defaults, inflation rates, economic uncertainty, changes in applicable laws and regulations (including laws relating to taxation of the Fund’s investments), trade barriers, currency exchange controls, continued technology disruption, tax reform or other significant policy changes as well as national and international political, environmental, and socioeconomic circumstances (including wars, terrorist acts, security operations or public health considerations) in respect of the countries in which the Fund may invest. These factors may affect the level and volatility of securities prices and the liquidity of the Portfolio Funds, which could impair the Fund’s profitability or result in losses. In addition, general fluctuations in the market prices of securities and interest rates may affect the Fund’s investment opportunities and the value of the Portfolio Funds. Each of Lexington’s and FAV’s financial condition may be adversely affected by a significant general economic downturn and Lexington or FAV may be subject to legal, regulatory, reputational, and other unforeseen risks that could have a material adverse effect on each of Lexington’s and FAV’s businesses and operations, which could impact the Fund. Moreover, a recession, slowdown and/or sustained downturn in the U.S. or global economy (or any particular segment thereof) or weakening of credit markets may (i) adversely affect the Fund’s profitability, (ii) impede the ability of the Portfolio Funds to perform, (iii) impair the Fund’s ability to effectively exit the
Portfolio Funds on favorable terms and (iv) have an adverse impact on the availability of credit to business generally, which in turn may have an adverse impact on the business and operations of the Fund. In addition, rapid changes in inflation could have a negative effect on the performance of the Fund. Any of the foregoing events could result in substantial or total losses to the Fund in respect of certain Portfolio Funds, which losses will likely be exacerbated if the Fund chooses to establish a credit facility or use other leverage at the Fund level or at the individual investment level. Any market turmoil, coupled with the threat of an economic slow-down, as well as a perceived increase in counterparty default risk, may have an adverse impact on the availability of credit to businesses generally or which otherwise may have an adverse impact on the business and operations of the Fund, restrict the Fund’s investment activities, and/or impede the Fund’s ability to effectively achieve its investment objective. In addition, economic problems in a single country are increasingly affecting other markets and economies. A continuation of this trend could adversely affect global economic conditions and world markets and, in turn, could adversely affect the Fund’s performance. Investment results may vary substantially on a monthly, quarterly or annual basis. The impact of global market conditions on performance is uncertain, and future results may be lower than reported as of the date hereof.
The public markets are currently experiencing significant volatility and many observers believe a global economic downturn or recession is possible. The extent and duration of such environment, to the private equity industry and global markets as a whole, is currently unknown. For this reason, valuations in this environment are subject to heightened uncertainty and subject to numerous subjective judgments, any or all of which could turn out to be incorrect with the benefit of hindsight. Furthermore, traditional valuation approaches that have been used historically may need to be modified in order to effectively capture fair value of private investments in the midst of significant volatility or market dislocation. In light of recent volatility occurring in the markets since such date, material declines from any performance data contained herein have occurred as of the date hereof with respect to certain portfolio investments of Lexington’s funds and further declines are possible. Investors should therefore attach correspondingly qualified consideration to such performance information.
If, due to extraordinary market conditions or other reasons, the Fund and other private investment funds managed by Lexington, FAV or its affiliates were to incur substantial losses, the revenues of the Manager, Lexington, FAV and their affiliates would decline substantially. Such losses may hamper the Manager, Lexington, FAV and their affiliates’ ability to (i) retain employees and (ii) provide the same level of service to the Fund as it has in the past.
The Fund has no operating history.
The Fund is a newly organized,
non-diversified,
closed-end
management investment company with no operating history. The Fund does not have any historical financial statements or other meaningful operating or financial data on which potential investors may evaluate the Fund and its performance.
The Fund is subject to conflicts of interest.
An investment in the Fund is subject to a number of actual or potential conflicts of interest. As a result, the Manager, Lexington, FAV and/or their affiliates have an incentive to enter into arrangements with the Fund, and face conflicts of interest when balancing that incentive against the best interests of the Fund. The Manager, Lexington, FAV and/or their affiliates also face conflicts of interest in their service as investment adviser to other clients, and, from time to time, make investment decisions that differ from and/or negatively impact those made by the Manager, Lexington and/or FAV on behalf of the Fund. See “Potential Conflicts of Interest” below.
The Board may change the Fund’s investment objective and strategies without Shareholder approval.
The Board will have the authority to modify or waive certain of the Fund’s operating policies and strategies without prior notice and without Shareholder approval (except as required by the 1940 Act or other applicable laws). The Fund cannot predict the effects that any changes to its current operating policies and strategies would have on the Fund’s business, operating results and value of its Shares. Nevertheless, the effects may adversely affect the Fund’s business and impact its ability to make distributions.
The Fund is actively managed and subject to management risk.
The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s ability to achieve its investment objective depends upon Lexington’s and FAV’s skills in determining the Fund’s allocation of its assets and in selecting the best mix of investments. There is a risk that Lexington’s and FAV’s evaluations and assumptions regarding asset classes or investments may be incorrect in view of actual market conditions. Lexington and FAV each will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Fund may be subject to a relatively high level of management risk because the Fund invests in Private Assets, which are highly specialized instruments that require investment techniques and risk analyses different from those associated with investing in public equities and bonds. The Fund’s allocation of its investments across Portfolio Funds,
Co-Investments
and other portfolio investments representing various strategies, geographic regions, asset classes and sectors may vary significantly over time based on Lexington’s or FAV’s analysis and judgment. As a result, the particular risks most relevant to an investment in the Fund, as well as the overall risk profile of the Fund’s portfolio, may vary over time. It is possible that the Fund will focus on an investment that performs poorly or underperforms other investments under various market conditions.
The Fund’s performance will depend on Lexington, FAV and key personnel.
Investors in the Fund are placing their investment in the discretion of, and are dependent upon the skill and experience of, Lexington, FAV and the Fund’s investment professionals and investors will be relying on the ability of Lexington, FAV and such investment professionals to identify, select, structure and implement the investments to be made using the capital available to the Fund. In the event of the death, disability, or departure of key personnel of Lexington, FAV or their respective affiliates, the business and the performance of the Fund may be adversely affected. The interests of these professionals in the Lexington and FAV and the Incentive Fee should tend to discourage them from withdrawing participation in the Fund’s investment activities. However, there can be no assurance that any such professional will continue to be associated with Lexington, FAV or their respective affiliates throughout the life of the Fund or that any replacement will perform well. Some of the senior and other professionals involved in prior Lexington funds will not be part of the team working on the Fund. In addition, members of the investment team may work on other projects for and have other responsibilities at Lexington, FAV and their affiliates and may devote a substantial amount of their business time to other products. Conflicts of interest may arise in allocating management time, services or functions of the investment team and Lexington and FAV, and the ability of the members of the investment team to access other professionals and resources within Lexington or FAV for the benefit of the Fund may be limited.
The Fund’s strategy involves investments in “undervalued” assets.
The Fund’s investment strategy is based, in part, upon the premise that certain potential investments may be available for purchase by the Fund at “undervalued” prices. However, purchasing interests at what may appear to be “undervalued” or “discounted” levels is no guarantee that these investments will generate attractive risk-adjusted returns to the Fund, and such investments may be subject to further reductions in value. No assurance can be given that investments can be acquired at favorable prices or that the market for such interests will continue to improve. In addition, the Fund’s Incentive Fee structure could create an incentive to buy assets with steep discounts compared to their sponsor’s valuation of such assets.
Lexington’s due diligence process may entail evaluation of important and complex issues and may require outside consultants.
Before making an investment in a Portfolio Fund, Lexington will typically conduct due diligence that it deems reasonable and appropriate based on the facts and circumstances applicable to such investment. Due diligence generally entails evaluation of important and complex business, financial, tax, accounting, environmental, social, government, compliance and legal issues. Outside consultants, legal advisors, appraisers, accountants, investment banks, other third parties, and the private equity sponsors themselves often are involved in the sourcing and due diligence process and/or the ongoing operation of the Fund’s investments to varying degrees depending on the type of investment. Such involvement of third-party advisors or consultants presents a number of risks, including that Lexington has reduced control of the functions that are outsourced. In addition, if Lexington is unable to timely engage third-party providers, the Fund’s ability to evaluate and acquire more complex targets could be adversely affected. When conducting due diligence and making an assessment regarding an investment in an underlying fund, Lexington will rely on the resources available to it, including information provided by the target of the investment and, in some circumstances, third-party investigations. Representations made by a counterparty could be inaccurate, and the third-party investigations may not uncover risks. The due diligence investigation that Lexington carries out with respect to any investment opportunity may not reveal or highlight all relevant facts that are necessary or helpful in evaluating such investment opportunity. Moreover, such an investigation will not necessarily result in the investment being successful. Conduct occurring at the funds and operating companies in which the Fund invests, even activities that occurred prior to the Fund’s investment therein, could have an adverse impact on the Fund.
In circumstances where Lexington accesses
non-public
confidential information, there is a possibility that certain trading restrictions would apply to Lexington and its affiliates, which may affect the Fund’s ability to transact.
In addition, at times, the Fund’s investment opportunities will require rapid execution, and investment analyses and decisions by Lexington frequently will be undertaken on an expedited basis to take advantage of investment opportunities. In such cases, the information available to Lexington at the time an investment decision is made can be limited, and Lexington at times will not have access to detailed information regarding the investment. Therefore, no assurance can be given that Lexington will have knowledge of all circumstances that could adversely affect an investment. In addition, Lexington will from time to time involve independent consultants in connection with its evaluation or diligence of certain proposed investments. No assurance can be given as to the accuracy or completeness of the information provided by such independent consultants and the Fund may incur liability as a result of such consultants’ actions.
Secondary investments are highly illiquid and typically subject to significant transfer restrictions.
Limited partnership interests or other interests in which the Fund seeks to invest are highly illiquid and typically subject to significant transfer restrictions, including approval requirements from the fund’s general partner in its sole discretion and rights of first refusal in favor of other investors. Completion of transfers is often time-consuming and difficult. There can be no assurance that the Fund will be successful in closing on acquisitions of secondary interests, even in situations where it has signed a binding contract to acquire the investments.
The Fund will generally hold
non-controlling
interests in its Portfolio Funds or
Co-Investments.
The Fund will generally hold
non-controlling
interests in its Portfolio Funds or
Co-Investments.
The Fund may have a limited ability to protect its position in such Portfolio Funds or
Co-Investments
(other than by exercise of those rights afforded to limited partners). The Fund may make investments with other third parties through acquisition vehicles, joint ventures, or other entities. The Fund may co-invest
with third parties through consortiums of private equity investors, joint ventures or other entities. Such investments may involve risks in connection with such third-party involvement, including the possibility that a third-party co-venturer
may have financial, legal, or regulatory difficulties, resulting in a negative impact on such investment, may have economic or business interests or goals that are inconsistent with those of the Fund, or may be in a position to take (or block) action in a manner contrary to the Fund’s investment objectives. In addition, the Fund may in certain circumstances be liable for the actions of its third-party co-venturers.
The Fund has a broad investment mandate.
The investment strategy of the Fund covers a broad range of fund strategies and geographic regions. Moreover, the types of investment structures utilized by, and securities invested in, by Secondary Funds continue to evolve and include, for example, investments in special purpose acquisition companies (whether in an IPO or thereafter, through a “PIPE” investment or otherwise). Investors must rely upon the ability of the Manager, Lexington and FAV to identify, structure and implement investments that they believe are consistent with the Fund’s overall investment objectives and policies at such times as they determine. There are no material limitations on the funds, companies, markets or countries in which the Fund may invest. Subject to the foregoing, the Fund may, indirectly through the Portfolio Funds, make investments in various types of instruments, including partnership interests and preferred and common stock, and across asset classes.
Investments in the Fund will be primarily illiquid.
The Fund is designed primarily for long-term investors. An investment in the Fund, unlike an investment in a traditional listed closed-end
fund, should be considered illiquid. The Shares are appropriate only for investors who are comfortable with investment in less liquid or illiquid portfolio investments within an illiquid fund. An investment in the Shares is not suitable for investors who need access to the money they invest. Unlike open-end
funds (commonly known as mutual funds), which generally permit redemptions on a daily basis, the Shares will not be redeemable at a Shareholder’s option. Unlike stocks of listed closed-end
funds, the Shares are not listed, and are not expected to be listed, for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. The Fund’s investments in Private Assets will be illiquid and typically cannot be transferred or redeemed for a substantial period of time. The Shares are designed for long-term investors, and the Fund should not be treated as a trading vehicle.
There can be no assurance that the Fund will conduct repurchase offers in a particular period.
Although the Board may, in its sole discretion, cause the Fund to offer to repurchase outstanding Shares at their net asset value and the Manager intends to recommend that, in normal market circumstances, the Board authorize the Fund to conduct quarterly repurchase offers of no more than 5% of the Fund’s net assets. Shares are considerably less liquid than shares of funds that trade on a stock exchange, or shares of open-end
registered investment companies. It is possible that the Fund may be unable to repurchase all of the Shares that a Shareholder tenders due to the illiquidity of the Fund investments or if the Shareholders request the Fund to repurchase more Shares than the Fund is then offering to repurchase. Moreover, one or more feeder vehicles will be formed to facilitate indirect investments in the Fund by certain investors. Requests by these investors to withdraw their interests in a feeder vehicle are expected to result in tenders by the feeder vehicle in a tender offer by the Fund and could contribute to an over-subscription of a particular tender offer. In addition, substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares.
There can be no assurance that the Fund will conduct repurchase offers in any particular period and Shareholders may be unable to tender Shares for repurchase for an indefinite period of time. The Manager currently expects to recommend to the Board that the Fund conducts its first repurchase offer following the second full quarter of Fund operations (or such earlier or later date as the Board may determine).
There will be a substantial period of time between the date as of which Shareholders must submit a request to have their Shares repurchased and the date they can expect to receive payment for their Shares from the Fund. Shareholders whose Shares are accepted for repurchase bear the risk that the Fund’s net asset value may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to request that the Fund repurchase their Shares without the benefit of having current information regarding the value of Shares on a date proximate to the date on which Shares are valued by the Fund for purposes of effecting such repurchases. See “Repurchase of Shares.”
Offers for repurchases of Shares, if any, may be suspended, postponed or terminated by the Board under certain circumstances. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and the underlying investments of the Fund. Additionally, because Shares are not listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Shareholders unless called for under the provisions of the 1940 Act.
The Fund will have access to confidential information.
The Fund will likely have access to or acquire confidential information relating to its investments. The Fund will likely limit the information reported to its investors with respect to such investments.
Shares are not freely transferable.
Transfers of Shares may be made only by operation of law pursuant to the death, divorce, insolvency, bankruptcy, or adjudicated incompetence of the Shareholder or with the prior written consent of the Board, which may be withheld in the Board’s sole discretion. Notice to the Fund of any proposed transfer must include evidence satisfactory to the Board that the proposed transferee, at the time of transfer, meets any requirements imposed by the Fund with respect to investor eligibility and suitability.
The Fund is classified as
non-diversified
for purposes of the 1940 Act.
The Fund is classified as a
“non-diversified”
investment company for purposes of the 1940 Act, which means it is not subject to percentage limitations under the 1940 Act on assets that may be invested in the securities of any one issuer.
As a
non-diversified
investment company, investors have no assurance as to the degree of diversification of the Fund’s investments, either by strategy, vintage, sponsor, asset type, industry, geographic region or sector. Lexington will seek to make investments on behalf of the Fund across a range of asset classes, industries and geographies taking into account prevailing market conditions and available investment opportunities, but the Fund’s investments may be focused on a limited number of investment opportunities, asset classes, vintages, industries or geographic regions, subject to compliance with applicable law. To the extent the Fund’s investments are focused on a particular underlying fund or related funds, sponsor, asset type, industry, security or geographic region, its investments will become more susceptible to fluctuations in value resulting from adverse economic or business conditions with respect thereto. Certain sponsors, vintages, geographic regions and/or industries in which the Fund may be heavily invested may be more adversely affected by economic pressures when compared to other sponsors, vintages, geographic regions and/or industries. As a consequence, the Fund’s performance may be adversely affected by the unfavorable performance of one or a limited number of investments. Moreover, there are no assurances that any or all of the Fund’s investments will perform well or avoid loss, and if certain investments perform unfavorably, for the Fund to achieve above-average returns, one or a few of its other investments must perform very well. There are no assurances that this will be the case.
Having a larger percentage of assets in a smaller number of issuers makes a non-diversified
fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund. However, the Fund will be subject to the diversification requirements applicable to regulated investment companies under Subchapter M of the Code.
The Fund’s investments may be difficult to value.
The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are valued at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market instability, human error, or, with respect to securities for which there are no readily available market quotations, the inherent difficulty in determining the fair value of certain types of investments. The Manager may, but is not required to, use an independent pricing service or prices provided by dealers to value securities at their market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value.
A substantial portion of the Fund’s assets are expected to consist of Portfolio Funds and
Co-Investments
for which there are no readily available market quotations. The information available in the marketplace for such companies, their securities and the status of their businesses and financial conditions is often extremely limited, outdated and difficult to confirm. Such securities are valued by the Fund at fair value as determined pursuant to policies and procedures approved by the Board. In determining fair value, the Manager is required to consider all appropriate factors relevant to value and all indicators of value available to the Fund. The determination of fair value necessarily involves judgment in evaluating this information in order to determine the price that the Fund might reasonably expect to receive for the security upon its current sale. The most relevant information may often be provided by the issuer of the securities. Given the nature, timeliness, amount and reliability of information provided by the issuer, fair valuations may become more difficult and uncertain as such information is unavailable or becomes outdated.
The value at which the Fund’s investments can be liquidated may differ, sometimes significantly, from the valuations assigned by the Fund. In addition, the timing of liquidations may also affect the values obtained on liquidation. The Fund will invest a significant amount of its assets in private market investments for which no public market exists. There can be no guarantee that the Fund’s investments could ultimately be realized at the Fund’s valuation of such investments. In addition, the Fund’s compliance with the asset diversification tests under the Code depends on the fair market values of the Fund’s assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes in order to cure a violation thereof.
The Fund’s net asset value is a critical component in several operational matters including computation of the Advisory Fee, the Incentive Fee and the Distribution and Servicing Fee, and determination of the price at which the Shares will be offered and at which a repurchase offer will be made. Consequently, variance in the valuation of the Fund’s investments will impact, positively or negatively, the fees and expenses Shareholders will pay, the price a Shareholder will receive in connection with a repurchase offer and the number of Shares an investor will receive upon investing in the Fund. It is expected that the Fund will accept purchases of Shares as of the first business day of each month. The number of Shares a Shareholder will receive will be based on the Fund’s most recent net asset value, which will be calculated for the last business day of the preceding month (
i.e.
, one business day prior to date on which the Fund will accept purchases). For more information regarding the Fund’s subscription process, see “Purchasing Shares.”
The Manager generally expects to receive information for the Fund’s investments in private market investments, including Portfolio Funds and
Co-Investments,
on which it will base the Fund’s net asset value only as of each calendar quarter end and on a significant delay. The Manager generally does not expect to receive updated information intra quarter for such investments. As a result, the Fund’s net asset value for periods other than calendar quarter end will likely be based on information from the prior quarter. The Fund may need to liquidate certain investments, including its investments in private market investments, in order to repurchase Shares in connection with a repurchase offer. A subsequent decrease in the valuation of the Fund’s investments after a repurchase offer could potentially disadvantage remaining Shareholders to the benefit of Shareholders whose Shares were accepted for repurchase. Alternatively, a subsequent increase in the valuation of the Fund’s investments could potentially disadvantage Shareholders whose Shares were accepted for repurchase to the benefit of remaining Shareholders. Similarly, a subsequent decrease in the valuation of the Fund’s investments after a subscription could potentially disadvantage subscribing investors to the benefit of pre-existing
Shareholders, and a subsequent increase in the valuation of the Fund’s investments after a subscription could potentially disadvantage pre-existing
Shareholders to the benefit of subscribing investors. For more information regarding the Fund’s calculation of its net asset value, see “Net Asset Valuation.”
The Fund cannot guarantee the amount or frequency of distributions.
The amount of distributions that the Fund may pay is uncertain. The Fund expects to pay distributions out of assets legally available for distribution from time to time, at the sole discretion of the Board, and otherwise in a manner to comply with Subchapter M of the Code. See “Distributions.” Nevertheless, the Fund cannot assure Shareholders that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year
increases in cash distributions. The Fund’s ability to pay distributions may be adversely affected by the impact of the risks described in this Prospectus. All distributions will depend on the Fund’s earnings, its net investment income, its financial condition, and such other factors as the Board may deem relevant from time to time.
The Fund cannot guarantee that it will make distributions. The Fund may finance its cash distributions to Shareholders from any sources of funds available to the Fund, including offering proceeds, borrowings, net investment income from operations, capital gains proceeds from the sale of assets (including fund investments), non-capital
gains proceeds from the sale of assets (including fund investments), dividends or other distributions paid to the Fund on account of preferred and common equity investments by the Fund in Portfolio Funds and/or
Co-Investments
and expense reimbursements from the Manager. The Fund has not established limits on the amount of funds the Fund may use from available sources to make distributions. The repayment of any amounts owed to the Manager or its affiliates will reduce future distributions to which you would otherwise be entitled.
Additional subscriptions will dilute the voting interest of existing Shareholders.
The Fund intends to accept additional subscriptions for Shares, and such subscriptions will dilute the voting interest of existing Shareholders in the Fund. Additional subscriptions will also dilute the indirect interests of existing Shareholders in the Fund investments prior to such purchases, which could have an adverse impact on the existing Shareholders’ interests in the Fund if subsequent Fund investments underperform the prior investments.
The Fund and certain service providers may have access to Shareholders’ personal information.
The Manager, Lexington, FAV, the auditors, the custodian and the other service providers to the Fund may receive and have access to personal data relating to Shareholders, including information contained in a prospective investor’s subscription documents and arising from a Shareholder’s business relationship with the Fund, the Manager, Lexington and/or FAV. Such information may be stored, modified, processed or used in any other way, subject to applicable laws, by the Manager, Lexington, FAV and by the Fund’s other service providers and their agents, delegates, sub-delegates
and certain third parties in any country in which such person conducts business. Subject to applicable law, Shareholders may have rights in respect of their personal data, including a right to access and rectification of their personal data and may in some circumstances have a right to object to the processing of their personal data.
Lexington and its affiliates manage funds and accounts with similar strategies and objectives to the Fund.
Lexington and its affiliates are investment advisers to various clients for whom they make private equity investments of the same type as the Fund. Lexington and its affiliates also may agree to act as investment adviser to additional clients that make private equity investments of the same type as the Fund. In addition, Lexington will be permitted to organize other pooled investment vehicles with principal investment objectives different from those of the Fund. It is possible that a particular investment opportunity would be a suitable investment for the Fund and such clients or pooled investment vehicles. See “Potential Conflicts of Interest” below.
The Fund may be subject to leverage risk.
The use of leverage creates an opportunity for increased Share gains, but also creates risks for Shareholders. The Fund cannot assure Shareholders that the use of leverage, if employed, will benefit the common shares. Any leveraging strategy the Fund employs may not be successful.
Leverage involves risks and special considerations for Shareholders, including:

•	the likelihood of greater volatility of NAV of the Shares than a comparable portfolio without leverage;

•	the risk that fluctuations in interest rates or dividend rates on any leverage that the Fund must pay will reduce the return to Shareholders;

•	the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged; and

•	leverage may increase operating costs, which may reduce total return.
Any decline in the NAV of the Fund’s investments will be borne entirely by Shareholders. Therefore, if the market value of the Fund’s portfolio declines, leverage will result in a greater decrease in NAV to Shareholders than if the Fund were not leveraged. While the Fund may from time to time consider reducing any outstanding leverage in response to actual or anticipated changes in interest rates in an effort to mitigate the increased volatility of current income and NAV associated with leverage, there can be no assurance that the Fund will actually reduce any outstanding leverage in the future or that any reduction, if undertaken, will benefit Shareholders. Changes in the future direction of interest rates are very difficult to predict accurately. If the Fund were to reduce any outstanding leverage based on a prediction about future changes to interest rates, and that prediction turned out to be incorrect, the reduction in any outstanding leverage may reduce the income and/or total returns to Shareholders relative to the circumstance where the Fund had not reduced any of its outstanding leverage.
Certain types of leverage used by the Fund may result in the Fund being subject to covenants relating to asset coverage and portfolio composition requirements. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the short-term corporate debt securities or preferred shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. Lexington and FAV do not believe that these covenants or guidelines will impede it from managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies.
In addition to the foregoing, the use of leverage treated as indebtedness of the Fund for U.S. federal income tax purposes may reduce the amount of Fund dividends that are otherwise eligible for the dividends received deduction in the hands of corporate Shareholders.
Other Investment Risks
The Fund will hold cash, money market instruments and other short-term investments which may lower the Fund’s performance.
For temporary defensive purposes, the Fund may invest up to 100% of its assets in cash equivalents and short-term debt securities. Short-term debt securities are defined to include, without limitation, the following:

•
U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government securities include securities issued by: (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration and Government National Mortgage Association, the securities of which are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks and Tennessee Valley Authority, the securities of which are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, the securities of which are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, the securities of which are supported only by its credit. While the U.S.

government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities. Consequently, the value of such securities may fluctuate.

•
Certificates of deposit issued against funds deposited in a bank or a savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return and are normally negotiable. The issuer of a certificate of deposit agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Certificates of deposit purchased by the Fund may not be fully insured by the Federal Deposit Insurance Corporation.

•	Repurchase agreements, which involve purchases of debt securities.

•
Commercial paper, which consists of short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for such notes. However, they are redeemable by the Fund at any time. The Manager, Lexington and/or FAV will consider the financial condition of the corporation (e.g., earning power, cash flow and other liquidity ratios) and will continuously monitor the corporation’s ability to meet all of its financial obligations, because the Fund’s liquidity might be impaired if the corporation were unable to pay principal and interest on demand. Investments in commercial paper will be limited to commercial paper rated in the highest categories by a major rating agency and which mature within one year of the date of purchase or carry a variable or floating rate of interest.

The Fund may be subject to risks associated with below investment grade securities.
The Fund may invest in securities that are rated, at the time of investment, below investment grade quality (rated Ba/BB or below, or judged to be of comparable quality by the Manager, Lexington and/or FAV), which are commonly referred to as “high yield” or “junk” bonds and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due. The value of high yield, lower quality bonds is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high yield bonds are not perceived to be as strong financially as those with higher credit ratings. These issuers are more vulnerable to financial setbacks and recession than more creditworthy issuers, which may impair their ability to make interest and principal payments. Lower grade securities may be particularly susceptible to economic downturns. It is likely that an economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.
Lower grade securities, though often high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The secondary market for lower grade securities may be less liquid than that for higher rated securities. Adverse conditions could make it difficult at times for the Fund to sell certain securities or could result in lower prices than those used in calculating the Fund’s net asset value. Because of the substantial risks associated with investments in lower grade securities, you could lose money on your investment in the Fund, both in the short-term and the long-term.
The prices of fixed-income securities generally are inversely related to interest rate changes; however, below investment grade securities historically have been somewhat less sensitive to interest rate changes than higher quality securities of comparable maturity because credit quality is also a significant factor in the valuation of lower grade securities. On the other hand, an increased rate environment results in increased borrowing costs generally, which may impair the credit quality of low-grade
issuers and thus have a more significant effect on the value of some lower grade securities. In addition, the current low rate environment has expanded the historic universe of buyers of lower grade securities as traditional investment grade oriented investors have been forced to accept more risk in order to maintain income. As rates rise, these recent entrants to the low-grade
securities market may exit the market and reduce demand for lower grade securities, potentially resulting in greater price volatility.
The ratings of Moody’s, S&P, Fitch and other rating agencies represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, the Manager, Lexington and/or FAV also will independently evaluate these securities and the ability of the issuers of such securities to pay interest and principal. To the extent that the Fund invests in lower grade securities that have not been rated by a rating agency, the Fund’s ability to achieve its investment objective will be more dependent on the Manager’s, Lexington’s and/or FAV’s credit analysis than would be the case when the Fund invests in rated securities.
The Fund may invest in securities rated in the lower rating categories (rated as low as D, or unrated but judged to be of comparable quality by the Manager, Lexington and/or FAV). For these securities, the risks associated with below investment grade instruments are more pronounced.
The Fund may be subject to risks associated with corporate bonds.
The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The market value of intermediate and longer term corporate bonds is generally more sensitive to changes in interest rates than is the market value of shorter term corporate bonds. The market value of a corporate bond also may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the market place, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments. Corporate bonds of below investment grade quality are subject to the risks described above under “—
The Fund may be subject to risks associated with below investment grade securities
.”
The Fund may make
non-U.S.
Investments, which are subject to additional risks.
The Fund, either directly through
Co-Investments
or indirectly through Portfolio Funds, may invest a portion of its assets in operating companies organized, headquartered and/or focused on investments outside the United States.
Non-U.S.
securities, including those held by Portfolio Funds, involve certain risks not typically associated with investing in U.S. securities, including risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various
non-U.S.
currencies in which
non-U.S.
investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences in conventions relating to documentation, settlement, corporate actions, stakeholder rights and other matters; (iii) differences between the U.S. and
non-U.S.
securities markets, including potential price volatility in, and relative illiquidity of, some
non-U.S.
securities markets; (iv) the absence of uniform accounting, auditing, and financial reporting standards, practices and disclosure requirements and less government supervision and regulation in some countries; (v) certain economic, social and political risks, including potential exchange control regulations and restrictions on
non-U.S.
investment and repatriation of capital, the risks of political, economic or social instability, including the risk of sovereign defaults, and the possibility of expropriation or confiscatory taxation and adverse economic and political development; (vi) the possible imposition of
non-U.S.
taxes on income and gains recognized with respect to such securities; (vii) differing, and potentially less well-developed or well-tested laws regarding corporate governance, fiduciary duties, the protection of investors and intellectual property rights; (viii) differences in the legal and regulatory environment or enhanced legal and regulatory compliance; (ix) political hostility to investments by foreign or private equity investors; and (x) less publicly available information. In addition, investments (including their underlying portfolio companies) with operations in
non-U.S.
jurisdictions may be involved in restructurings, bankruptcy proceedings and/or reorganizations that are not subject to laws and regulations that are similar to the U.S. Bankruptcy Code and the rights of creditors afforded in U.S. jurisdictions. To the extent such
non-U.S.
laws and regulations do not provide the Fund and/or Portfolio Fund with equivalent rights and privileges necessary to promote and protect its interest in any such proceeding, the Fund’s investments may be adversely affected. While Lexington and FAV intend, where deemed appropriate, to manage the Fund in a manner that will minimize exposure to the foregoing risks to the extent practicable, there can be no assurance that adverse developments with respect to such risks will not adversely affect the assets of the Fund that are held in certain countries.
The Fund may invest in emerging markets, which are subject to additional risks.
The Fund, either directly through
Co-Investments
or indirectly through Portfolio Funds, may invest in
non-U.S.
securities of issuers in
so-called
“emerging markets” (or lesser developed countries, including countries that may be considered “frontier” markets). Such investments are particularly speculative and entail all of the risks of investing in
Non-U.S.
Securities but to a heightened degree. “Emerging market” countries generally include every nation in the world except developed countries, that is, the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent
trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. Governmental laws or restrictions applicable to such investments; (iv) national policies that may limit the Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property.
Foreign investment in certain emerging market countries may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market issuers and increase the costs and expenses of the Fund. Certain emerging market countries require governmental approval prior to investments by foreign persons in a particular issuer, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors.
Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely.
Many emerging markets have histories of political instability and abrupt changes in policies and these countries may lack the social, political and economic stability characteristic of more developed countries. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the Fund’s investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests. In such a dynamic environment, there can be no assurances that any or all of these capital markets will continue to present viable investment opportunities for the Fund.
Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. Governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.
Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost.
The Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.
The Fund may invest in the European Union, which is subject to additional risks.
The long-term financial stability of the Eurozone remains uncertain and difficult to predict. The possibility of a sovereign default remains a risk in countries where gross government debt, as a percentage of gross domestic product, remains relatively high by comparison to other countries in the EU, and especially taking into account the extraordinary indebtedness incurred in managing the coronavirus pandemic. A particularly high level of government debt may be unsustainable for a country that has, and continues to endure, vulnerabilities such as weak fundamentals, weak economic growth and / or high unemployment and that has yet to implement or benefit from long-term economic reforms. A default on sovereign debt, although a remote risk, could have a material impact on economic conditions and market activity in the Eurozone and elsewhere in the EU. For example, default by a participating member state could contribute to the collapse of the Eurozone as it is constituted today, or possibly result in the defaulting member state ceasing to use the Euro as its national currency, or even provide a stimulus for one or more member states to withdraw from EU membership—any of which could have an adverse impact on the Fund. Moreover, any structural instability of the Eurozone could have negative implications for the European financial industry and the global economy as a whole because of counterparty risks, exposures and other “systemic” risks. A potential effect would be an immediate reduction of liquidity for particular investments in economically connected countries, thereby impairing the value of such investments. Uncertain economic conditions generally affect markets adversely. Volatility in the global credit markets typically makes it more difficult for issuers and borrowers to obtain favorable financing or refinancing arrangements that may be needed to execute the Fund’s investment strategy. Uncertainty in the Eurozone could have an adverse effect on the Fund’s by affecting the performance of its investments (whether made in a country that is at greater risk of default or in a country that is economically connected) and its ability to fulfill its investment objectives.
The stability of certain European financial markets has deteriorated and speculation as to the possibility of additional defaults by sovereign states in Europe in respect of their obligations has increased. Given current market conditions of relatively weak growth in many EU member states (which are expected to continue in the near to medium term), there is a risk that default of certain participating member states of the EU could lead to the collapse of the Eurozone as it is constituted today or that certain member states of the EU could cease to use the Euro as their national currency. Moreover, financial and economic developments in one EU member state could impact economic and financial conditions among other EU member states. Any such development could have an adverse effect on the Fund, the performance of its investments and the Fund’s ability to effectively achieve its investment objectives. Any deterioration in the economic environment caused directly or indirectly by such a default is likely to have a direct effect on the creditworthiness of borrowers and / or issuers, thereby impacting the value of the investment portfolio generally and adversely affecting the Fund’s ability to generate attractive risk-adjusted investment returns.
The Fund may be impacted by turmoil in the U.S. and global financial markets.
There can be no assurances that conditions in the global financial markets will not worsen and/or adversely affect one or more of the funds in which the Fund invests (including with respect to performing under or refinancing their existing obligations), its access to capital or leverage, its ability to effectively deploy its capital or realize portfolio investments on favorable terms or its overall performance. The Fund’s investment strategy and the availability of opportunities satisfying the Fund’s risk-adjusted return parameters relies in part on the continuation of certain trends and conditions observed in the financial markets and in some cases the improvement of such conditions. Trends and historical events do not imply, forecast or predict future events and, in any event, past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made or the beliefs and expectations currently held by the Manager, Lexington or FAV will prove correct and actual events and circumstances may vary significantly.
The Fund may be subject to regional risk due to interdependence of markets.
Economic problems in a single country are increasingly affecting other markets and economies. A continuation of this trend could lead to local economic problems increasingly having an adverse effect on regional and even global economic conditions and markets. The market and the economy of a particular country in which the Fund invests is influenced by economic and market conditions in other countries in the same region or elsewhere in the world. Similarly, concerns about the fiscal stability and growth prospects of certain European countries in the last economic downturn had a negative impact on most economies of the Eurozone and global markets. A repeat of either of these crises or the occurrence of similar crises in the future could cause increased volatility in the economies and financial markets of countries throughout a region, or even globally.
The Fund may be subject to risks related to changes in foreign currency exchange rates.
A portion of the Fund’s investments, either directly through
Co-Investments
or indirectly through Portfolio Funds, and the income received by the Fund with respect to such investments, may be denominated primarily in foreign currencies. However, the books of the Fund will be maintained, and contributions to and distributions from the Fund generally will be made, in U.S. dollars. Accordingly, changes in currency exchange rates may adversely affect the dollar value of investment and the amounts of distributions, if any, to be made by the Fund. In addition, the Fund will incur costs in converting investment proceeds from one currency to another. Lexington or FAV may enter into hedging transactions designed to reduce such currency risks. Furthermore, Shares are denominated in U.S. dollars. Investors subscribing for Shares in any country in which U.S. dollars are not the local currency should note that changes in the value of exchange between U.S. dollars and such currency may have an adverse effect on the value, price, or income of the investment to such investor. There may be foreign exchange regulations applicable to investments in foreign currencies in certain jurisdictions. The fees, costs, and expenses incurred by investors in converting their local currency to U.S. dollars (if applicable) in order to meet drawdowns will be borne solely by such investor and will be in addition to the amounts required by such drawdowns.
To the extent unhedged, the value of the Fund’s positions in
non-U.S.
investments will fluctuate with U.S. dollar exchange rates as well as with the price changes of the investments in the various local markets and currencies. In such cases, an increase in the value of the U.S. dollar compared to the other currencies in which the Fund makes investments will reduce the effect of any increases and magnify the effect of any decreases in the prices of the Fund’s securities in their local markets and may result in a loss to the Fund. Conversely, a decrease in the value of the U.S. dollar will have the opposite effect on the Fund’s
non-U.S.
dollar investments.
Each prospective investor should consult with its own counsel and advisors as to all legal, tax, financial, and related matters concerning an investment in the Interests.
The Fund may be impacted by international trade policy.
The future of global free trade, and the approach of the U.S. government to tariffs and international trade policy generally, is uncertain. Some foreign governments have instituted tariffs on certain U.S. goods and have indicated a willingness to impose additional tariffs on U.S. products. Global trade disruption, significant introductions of trade barriers and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of the Fund.
The Fund may be subject to risks related to investments in other registered investment companies.
The Fund may invest in the securities of other registered investment companies to the extent that such investments are consistent with the Fund’s investment objective and permissible under the 1940 Act. Under Section 12(d)(1) of the 1940 Act, unless an exemption is available, the Fund may not acquire the securities of other registered investment companies if, as a result: (i) more than 10% of the Fund’s total assets would be invested in securities of other registered investment companies; (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one registered investment company being held by the Fund; or (iii) more than 5% of the Fund’s total assets would be invested in any one registered investment company. Rule
12d1-4
under the 1940 Act provides an exemption, subject to certain conditions, to permit acquiring funds to invest in the securities of other registered investment companies in excess of the limits of Section 12(d)(1). The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund.
The Fund may be subject to risks related to investments in ETFs and other exchange-traded investment vehicles.
The Fund may invest, subject to applicable regulatory limits, in the securities of ETFs and other pooled investment vehicles that are traded on an exchange and that hold a portfolio of securities or other financial instruments (collectively, “exchange-traded investment vehicles”). When investing in the securities of exchange-traded investment vehicles, the Fund will be indirectly exposed to all the risks of the portfolio securities or other financial instruments they hold. The performance of an exchange-traded investment vehicle will be reduced by transaction and other expenses, including fees paid by the exchange-traded investment vehicle to service providers. ETFs are investment companies that are registered as open-end
management companies or unit investment trusts. The limits that apply to the Fund’s investment in securities of other investment companies generally apply also to the Fund’s investment in securities of ETFs.
Shares of exchange-traded investment vehicles are listed and traded in the secondary market. Many exchange-traded investment vehicles are passively managed and seek to provide returns that track the price and yield performance of a particular index or otherwise provide exposure to an asset class (e.g., currencies or commodities). Although such exchange-traded investment vehicles may invest in other instruments, they largely hold the securities (e.g., common stocks) of the relevant index or financial instruments that provide exposure to the relevant asset class. The share price of an exchange-traded investment vehicle may not track its specified market index, if any, and may trade below its net asset value. An active secondary market in the shares of an exchange-traded investment vehicle may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions, or other reasons. There can be no assurance that the shares of an exchange-traded investment vehicle will continue to be listed on an active exchange.
The Fund may be subject to risks related to hedging.
The Fund will and the Portfolio Funds and operating companies in which the Fund invests may employ hedging techniques designed to reduce the risks of adverse movements in interest rates, securities prices and currency exchange rates. While such transactions may reduce certain risks, such transactions themselves may entail certain other risks. Thus, while the Fund may benefit from the use of these hedging mechanisms, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Fund than if it or the funds and operating companies in which the Fund invests had not entered into such hedging transactions. In connection with employing hedging techniques, the Fund may acquire publicly-traded securities (via open market purchases or otherwise). In addition, if Lexington and FAV deem it necessary or advisable, Lexington or FAV may, in lieu of holding an investment directly, structure an investment as a derivative contract, instrument or similar arrangement designed to substantially replicate the benefits and risks of holding the otherwise permissible investment in the underlying fund. The Fund will likely enter into guarantees with counterparties in connection with any such hedging transactions, and may cross-guarantee amounts attributable to other investment vehicles managed by Lexington or FAV investing alongside the Fund. Such guarantees will not count towards restrictions on the Fund’s ability to borrow or incur leverage.
The Fund may be subject to risks related to repurchase agreements.
The Fund may invest in repurchase agreements. A repurchase agreement is a contractual agreement whereby the seller of securities agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed-upon repurchase price determines the yield during the Fund’s holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Fund will only enter into repurchase agreements with registered securities dealers or domestic banks that, in the opinion of the Manager, Lexington and/or FAV, present minimal credit risk. The risk to the Fund is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but the Fund might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund may be delayed or limited. The Manager, Lexington and/or FAV will monitor the value of the collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that such value always equals or exceeds the agreed-upon repurchase price. In the event the value of the collateral declines below the repurchase price, the Manager, Lexington and/or FAV will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price, including interest.
The Fund may be subject to risks related to reverse repurchase agreements.
The Fund may enter into reverse repurchase agreements with respect to its portfolio investments subject to its investment restrictions. Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement by the Fund to repurchase the securities at an agreed upon price, date and interest payment. If the
Fund enters in reverse repurchase agreements and similar financing transactions in reliance on the exemption in Rule
18f-4(d),
the Fund may either (i) maintain asset coverage of at least 300% with respect to such transactions and any other borrowings in the aggregate, or (ii) treat such transactions as “derivatives transactions” and comply with Rule
18f-4
with respect to such transactions. The use by the Fund of reverse repurchase agreements involves many of the same risks of leverage since the proceeds derived from such reverse repurchase agreements may be invested in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities acquired in connection with the reverse repurchase agreement may decline below the price of the securities the Fund has sold but is obligated to repurchase. Also, reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund in connection with the reverse repurchase agreement may decline in price.
If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreement.
The Fund may be subject to risks related to restricted securities and Rule 144A securities.
The Fund may invest in “restricted securities,” which generally are securities that may be resold to the public only pursuant to an effective registration statement under the Securities Act or an exemption from registration. Regulation S under the Securities Act is an exemption from registration that permits, under certain circumstances, the resale of restricted securities in offshore transactions, subject to certain conditions, and Rule 144A under the Securities Act is an exemption that permits the resale of certain restricted securities to qualified institutional buyers. Since its adoption by the SEC in 1990, Rule 144A has facilitated trading of restricted securities among qualified institutional investors. To the extent restricted securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund expects that it will be able to dispose of the securities without registering the resale of such securities under the Securities Act. However, to the extent that a robust market for such 144A securities does not develop, or a market develops but experiences periods of illiquidity, investments in Rule 144A securities could increase the level of the Fund’s illiquidity.
Where an exemption from registration under the Securities Act is unavailable, or where an institutional market is limited, the Fund may, in certain circumstances, be permitted to require the issuer of restricted securities held by the Fund to file a registration statement to register the resale of such securities under the Securities Act. In such case, the Fund will typically be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to resell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, or the value of the security were to decline, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Portfolio Fund Managers believe accurately reflects fair value.
Other Risks
The Board may make decisions on behalf of the Fund without Shareholder approval.
Shareholders have no authority to make decisions or to exercise business discretion on behalf of the Fund, except as set forth in the Fund’s governing documents. The authority for all such decisions is generally delegated to the Board, which in turn, has delegated the day-to-day
management of the Fund’s investment and administrative activities to the Manager, subject to oversight by the Board. The Manager has in turn delegated the day-to-day
management of the Fund’s investment activities to Lexington and FAV.
The Fund’s Portfolio Funds may be subject to force majeure events.
Portfolio Funds (including their underlying portfolio companies) may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, civil unrest, acts of God, fire, flood, hurricanes and other natural disasters, including extreme weather events from possible future climate change, outbreaks of an infectious disease, pandemic, or any other serious public health concern, war, terrorism, government shutdowns, labor strikes). Some force majeure events may adversely affect the ability of a party (including a Portfolio Fund or a counterparty to the Fund or a Portfolio Fund) to perform its obligations until the force majeure event can be remedied. In addition, the cost to a Portfolio Fund or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund invests specifically. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more Portfolio Funds or its assets, could result in a loss to the Fund, including if its investment in such Portfolio Fund is canceled, unwound, or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its Portfolio Funds.
The Fund may be subject to weather and climatological risks.
As consensus builds that global warming is a significant threat, initiatives seeking to address climate change through regulation of greenhouse gas emissions have been adopted by, are pending or have been proposed before international, federal, state, and regional regulatory authorities. Climate change may cause more extreme weather conditions and increased volatility in seasonal temperatures, which can interfere with operations and increase operating costs, and damage resulting from extreme weather may not be fully insured. Many industries (e.g., electrical power, mining, manufacturing, transportation, and insurance) face various climate change risks, many of which could conceivably materially impact them. Such risks include (i) regulatory/litigation risk (e.g., changing legal requirements that could result in increased permitting and compliance costs, changes in business operations, the discontinuance of certain operations, and related litigation), (ii) market risk (e.g., declining market for products and services seen as greenhouse gas intensive); and (iii) physical risk (e.g., risks to plants or property owned, operated or insured by a company posed by rising sea levels, increased frequency or severity of storms, drought, and other physical occurrences attributable to climate change). These risks could result in unanticipated delays or expenses and, under certain circumstances, could prevent completion of investment activities once undertaken, any of which could have an adverse effect on the Fund.
Coronavirus
(COVID-19)
and other public health crises pose an ongoing risk to Fund investments and the financial markets generally.
Any public health emergency, including any outbreak of
COVID-19,
SARS, H1N1/09 flu, avian flu, other coronavirus, Ebola or other existing or new epidemic diseases, or the threat thereof, could have a significant adverse impact on the Manager, Lexington, FAV, the Fund and the Portfolio Funds and operating companies in which the Fund invests and could adversely affect the Fund’s ability to fulfill its investment objectives.
The extent of the impact of any public health emergency on the Fund or the Portfolio Funds and operating companies in which the Fund invests will depend on many factors, including the duration and scope of such public health emergency, the extent of any related travel advisories and restrictions implemented, the impact of such public health emergency on overall supply and demand, goods and services, investor liquidity, consumer confidence and spending levels, and levels of economic activity and the extent of its disruption to important global, regional and local supply chains and economic markets, all of which are highly uncertain and cannot be predicted. In addition, health crises caused by a pandemic could exacerbate other pre-existing
political, social, economic, market and financial risks. The
COVID-19
pandemic (and its impacts on global market conditions generally) has, for example, made it more difficult to value investment opportunities and decreased the number of investment opportunities in the market. Public health emergencies have the potential to materially and adversely impact the value and performance of the Fund’s investments, the Fund’s ability to source, manage and divest investments, and the Fund’s ability to achieve its investment objectives, all of which could result in significant losses to the Fund. In particular, a public health emergency may have a greater impact on leveraged assets.
Furthermore, such circumstances can have a negative impact on a counterparty’s ability to meet or willingness to honor its financial obligations (including, without limitation, its ability to extend credit or otherwise to transact with the Fund or the Portfolio Funds and operating companies in which the Fund invests). Current conditions may affect how counterparties interpret their obligations (and the Fund’s obligations) pursuant to counterparty arrangements such that the applicability, or lack thereof, of force majeure or similar provisions could also come into question and ultimately could work to the detriment of the Fund. In addition, the operations of the Fund, the Portfolio Funds and operating companies in which it invests, and Lexington or FAV may be significantly impacted, or even temporarily or permanently halted, as a result of government quarantine measures, voluntary and precautionary restrictions on travel and movement, remote working requirements and other social, political, financial, legal and regulatory or other factors related to an actual or threatened public health emergency (such as the
COVID-19
pandemic), including its potential short-term and/or long-term adverse impact on the health of the personnel of any such entity or the personnel of any such entity’s key service providers. These circumstances also may hinder the Manager’s, Lexington’s, FAV’s the Fund’s and/or any of the Portfolio Funds and operating companies in which the Fund invests’ ability to conduct their affairs and activities as they normally would, including by impairing usual communication channels and methods, hampering the performance of administrative functions such as processing payments and invoices, and diminishing their ability to make accurate and timely projections of financial performance. No previous experience by the Manager, Lexington, FAV or their affiliates in dislocated markets is any guarantee of the Fund’s similar experience in respect of investing and managing any investment during and after the
COVID-19
pandemic.
The Fund and the Portfolio Funds may be impacted by the effects of the Russian invasion of Ukraine.
In February 2022, the Russian military commenced an invasion of Ukraine, which remains ongoing. Subsequently, the United States, United Kingdom and European Union have announced various sanctions against Russia, and may impose further sanctions designed to target the Russian financial system or take other actions against Russia. In addition, a number of countries have banned Russian planes from their airspace. U.S. and allied countries have recently announced they are committed to taking steps to prevent certain Russian banks from accessing international payment systems. Russia’s invasion of Ukraine, the resulting displacement of persons both within Ukraine and to neighboring countries and the increasing international sanctions could have a negative impact on the economy and business activity globally (including in the United States and other countries in which the Fund invests), and therefore could adversely affect the performance of the Fund’s investments. Furthermore, given the ongoing nature of the conflict between the two nations and its ongoing escalation (such as Russia’s recent decision to place its nuclear forces on high alert and the possibility of significant cyberwarfare against military and civilian targets globally), it is difficult to predict the conflict’s ultimate impact on global economic and market conditions, and, as a result, the situation presents material uncertainty and risk with respect to the Fund and the performance of its investments or operations, and the ability of the Fund to achieve its investment objectives.
The effects of the China National Security Law may impact the Fund.
The Chinese government has continued to increase its control over the historically autonomous administrative region of Hong Kong. In June 2019, protests began in connection with an amendment to Hong Kong’s extradition law and continued with increased size and intensity through the end of 2019 and into 2020. These protests resulted in disruptions to businesses in major business and tourist areas of Hong Kong and pushed Hong Kong’s economy into a recession for the first time since the Global Financial Crisis. On June 30, 2020, the National People’s Congress of China passed a national security law (the “National Security Law”), which criminalizes certain offenses including secession, subversion of the Chinese government, terrorism and collusion with foreign entities. The National Security Law also applies to non-permanent
residents. Although the extra-territorial reach of the National Security Law remains unclear, there is a risk that the application of the National Security Law to conduct outside Hong Kong by non-permanent
residents of Hong Kong could limit the activities of or negatively affect Lexington, FAV the Fund or the funds and operating companies in which the Fund invests, either directly through
Co-Investments
or indirectly through Portfolio Funds.
The National Security Law has been condemned by the United States, the United Kingdom and several EU countries. On July 14, 2020, the United States signed into law the Hong Kong Autonomy Act (“HKAA”), which introduces sanctions on foreign persons who have “materially contributed” to the Chinese government’s recent actions in Hong Kong as well as on certain foreign financial institutions. Simultaneously, the United States issued an executive order declaring a national emergency with respect to the threat posed by the Chinese government’s actions in Hong Kong, formally suspending or eliminating any differential treatment of Hong Kong under U.S. law, including export control law, and authorizing sanctions on persons determined to be engaged in a broad array of anti-democratic or repressive activity. The United States has also imposed sanctions on senior Chinese officials and certain employees of Chinese technology companies that it believes have contributed to the Chinese government’s activities in Hong Kong, including on July 20, 2020, adding 11 new Chinese companies to the Department of Commerce’s Entity List. In mid-July
the United Kingdom also suspended its extradition treaty with Hong Kong and extended its arms embargo on China to Hong Kong. Escalation of tensions resulting from the National Security Law and the response of the international community, including conflict between China and other countries like the United States and United Kingdom, protests and other government measures, as well as other economic, social or political unrest in the future, could adversely impact the security and stability of the region and may have a material adverse effect on countries in which Lexington, FAV, the Fund, the funds and operating companies in which the Fund invests, either directly through
Co-Investments
or indirectly through Portfolio Funds, or any of their respective personnel or assets are located. In addition, any downturn in Hong Kong’s economy could adversely affect the financial performance of the Fund and its investments, or could have a significant impact on the industries in which the Fund participates, and may adversely affect the operations of Lexington, FAV, the Fund and the funds and operating companies in which the Fund invests, either directly through
Co-Investments
or indirectly through Portfolio Funds, including the retention of investment professionals located in Hong Kong.
The exit of the United Kingdom from the European Union may impact investments in the UK, EU and the boarder global economy.
As part of the process of the United Kingdom (“UK”) leaving the European Union (“EU”), the EU and the UK agreed an
EU-UK
Trade and Cooperation Agreement (“FTA”) that governs the trading relationship between the UK and the member states of the EU from and after January 1, 2021. Broadly, the FTA provides for zero tariffs and zero quotas on all goods that comply with the appropriate rules of origin, but is subject to the both parties maintaining a level playing field in areas such as environmental protection, social and labour rights, investment, competition, state aid, and tax transparency.
UK regulated firms in the financial sector are adversely affected by these arrangements because the FTA does not provide for continued access by UK firms to the EU single market – although there is the possibility that in time, the UK may obtain a recognition of equivalence from the EU in certain financial sectors which would enable varying degrees of access to the EU market. Similarly, notwithstanding zero tariffs and zero quotas on goods, market access for those firms that conduct cross-border trade in goods will fall below what the single market previously allowed.
Non-tariff
barriers, customs declarations, customs checks, restrictions on movements of employees, withdrawal of recognition of previously recognized professional qualifications, changes in the status of the UK vis-à-vis
the EU for tax and VAT purposes, and other sources of friction have the potential to impair the profitability of a business, require it to adapt, or even relocate to operate through an establishment in the EU.
It will take some time to observe the many and varied effects on UK businesses of the consequences of leaving the single market and customs union (taking into account the flow of goods and services in both directions). Given the size and global significance of the UK’s economy, uncertainty, at least in the near term, about the effect of the FTA on the day-to-day
operations of those businesses that engage in the cross-border trade of goods or services between member states of the EU and the UK may be a continued source of currency fluctuations or have other adverse effects on international markets, international trade and other cross-border cooperation arrangements. The present uncertainty could therefore adversely affect the Fund, the performance of its Portfolio Funds and its ability to fulfil its investment objectives (especially if its Portfolio Funds include, or expose it to, businesses that have historically relied on access to the single market for their custom or that have historically relied on sourcing goods, materials or labor from the single market).
Terrorist activities may negatively impact certain investments in the Middle East or certain asset types.
U.S. activities in Iraq, Afghanistan, and Syria, for example, and terrorist attacks of unprecedented scope have caused instability in the world financial markets and may generate global economic instability. The continued threat of terrorism and the impact of military or other action have led to and will likely lead to increased volatility in prices for commodities and could affect the Fund’s financial results. Further, the United States government has issued public warnings indicating that energy assets might be a specific target of terrorist organizations. Portfolio Funds (including their underlying portfolio companies) may involve significant strategic assets having a national or regional profile. The nature of these assets could expose them to a greater risk of being the subject of a terrorist attack than other assets or businesses. Any terrorist attacks that occur at or near such assets would likely cause significant harm to employees, property and, potentially, the surrounding community, and may result in losses far in excess of available insurance coverage.
Global developments may negatively impact Asian economies.
Many countries in Asia are heavily dependent upon international trade, and the United States and Europe remain important export markets for many economies in the region. Consequently, countries in the region may be adversely impacted by economic and political developments in other parts of the world, particularly in the case of significant contractions and weakening in demand in primary export markets or enactment of trade barriers by key trading partners. The global financial crisis in 2009 caused significant dislocations, illiquidity and volatility in the wider global credit and financial markets, including markets in Asia. While the volatility of global financial markets has largely subsided, there are rising political tensions within the region and globally, leaders in the United States and several European nations have risen to power on protectionist economic policies, and there are growing doubts about the future of global free trade. There can be no certainty that economies in the region may not be impacted by future shocks to the global economy. Further, the U.S. presidential administration and certain members of the U.S. congress have previously expressed and continue to actively express support for renegotiating international trade agreements and imposing a “border tax adjustment.” In addition, both the United States and China are currently engaged in sometimes hostile negotiations regarding their intentional trade arrangements, and the each side has engaged or threaten to engage in an escalation of domestic protective measures such as tariff. Commonly referred to as a “trade war”, the ongoing negotiations between the United States and China has led to significant uncertainty and volatility in the financial markets. As of the date of this Prospectus, the future of the relationship between the United States and China is uncertain, and the failure of those countries to resolve their current disputes could have materially adverse effects on the global economy. This, and/or future downturns in the global economy, significant introductions of barriers to trade or even bilateral trade frictions between the region’s major trading partners and the United States or countries representing key export markets in Europe could adversely affect the financial performance of an underlying fund’s investment and such underlying fund could lose both invested capital in and anticipated profits from the affected investments.
The Fund is subject to cybersecurity risk.
The Fund depends on Lexington to develop or procure and utilize appropriate systems for the Fund’s activities, and Lexington and the Fund depend heavily upon computer systems to perform necessary business functions. Lexington’s and the Portfolio Funds’ information and technology systems and those of companies on which the Fund relies and in which the Fund invests are, just as with other companies, vulnerable to potential damage or interruption from cyber-attacks (such as computer viruses, malicious software, infiltration or tampering by unauthorized persons, ransomware demands and denial of service attacks), security breaches (such as physical and electronic break-ins),
network failures, computer and telecommunication failures, ransomware demands, denial of service attacks, usage errors by their respective professionals, power outages, and catastrophic events such as fires, tornadoes, floods, hurricanes, and earthquakes. Although Lexington has implemented, and the Portfolio Funds and (where applicable) portfolio companies likely will have implemented, various measures to manage risks relating to these types of events, if important systems are compromised, become inoperable for extended periods of time or cease to function properly, it likely would be necessary for Lexington, the Fund and/or a Portfolio Fund or portfolio company to make a significant investment to fix or replace them. Portfolio Funds may be invested in or otherwise involved with involve companies that have experienced cybersecurity events and that, given the rise of cybersecurity incidents, may become involved in future cybersecurity events. Cybersecurity incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future (including as a consequence of the
COVID-19
pandemic and the increased frequency of virtual working arrangements). The failure or inadequacy of these systems and/or of disaster recovery plans for any reason could cause significant interruptions in Lexington’s, the Fund’s, a Portfolio Fund’s and/or portfolio company’s operations and result in a failure to maintain capabilities essential to the Fund’s operations and / or the security, confidentiality, and privacy of proprietary or sensitive data and information (including personal information of investors and their personnel and beneficial owners) that is processed and stored in, and transmitted through, the computer systems and networks of Lexington, the Fund, any third parties on which the Fund relies or their downstream vendors. Such a failure could harm Lexington’s, the Fund’s and/or a Portfolio Fund’s or portfolio company’s reputation, subject any such entity and their respective affiliates to legal claims, and otherwise affect their business and financial performance. If a significant number of Lexington’s personnel were to be unavailable in the event of a disaster, Lexington’s ability to effectively conduct the Fund’s business could be severely compromised. In addition, there are increased risks relating to Lexington’s reliance on its computer programs and systems if Lexington’s personnel are required to work remotely for extended periods of time as a result of events such as an outbreak of infectious disease or other adverse public health developments (such as have persisted during the
COVID-19
pandemic) or natural disasters, including an increased risk of cyber-attacks and unauthorized access to Lexington’s computer systems.
Lexington’s service providers are subject to the same electronic information security threats as Lexington. If a service provider fails to adopt or adhere to adequate data security policies, or in the event of a breach of its networks, information relating to the Fund, may become inaccessible and personally identifiable information of individual Shareholders may be lost or improperly accessed, used or disclosed. Notwithstanding the diligence that Lexington performs on its service providers, Lexington often is not in a position to verify the risks or reliability of their respective information technology systems.
The loss or improper access, use or disclosure of Lexington’s or the Fund’s proprietary information may cause Lexington or the Fund to suffer, among other things, financial loss, the disruption of their business, liability to third parties, regulatory intervention or reputational damage. Any of the foregoing events could have a negative effect on the Fund.
There are certain costs (e.g.,
on-line
time) and possible risks (e.g., slow downloading time, system outages and documents being quarantined in “fire walls”) associated with electronic delivery. Moreover, Lexington cannot provide any assurance that these communication methods are secure and will not be responsible for any security breaches, computer viruses, problems or malfunctions resulting from any computer viruses or other problems that may be associated with the use of an internet based system.
The Fund is subject to data protection risks.
The Fund, the Manager, Lexington, FAV, their respective affiliates and/or service providers and the Fund’s portfolio investments may each receive, store, process and use personal data, including through the use of third-party processors and cloud-based and other service providers. Legal requirements relating to the collection, storage, handling and transfer of personal data continue to develop in different countries. Certain activities of the Manager, Lexington, FAV and the Fund and/or their respective affiliates may, for example, be subject to the EU’s General Data Protection Regulation (the “GDPR”), the California Consumer Privacy Act (“CCPA”), the UK Data Protection Act 2018, the Swiss Federal Data Protection Act or the Cayman Islands Data Protection Law (“DPL”) (together with other applicable laws, and each as may be amended or replaced from time to time, the “Privacy and Data Protection Laws”). A breach of such laws could result in negative publicity and may subject the Fund to significant costs associated with regulatory sanctions, civil liability for claims in damages from data subjects or third parties, and other penalties. Under some Privacy and Data Protection Laws, it is an offense not to notify the appropriate regulator of a security breach of personal data (or similar personal data breaches), or to notify the data subjects affected by the breach. Compliance with Privacy and Data Protection Laws requires implementing effective policies and procedures that reflect the applicable law, and maintaining an ongoing and active monitoring program. Further, the Manager, Lexington and/or FAV may not be able to accurately anticipate the ways in which regulators and courts will apply or interpret the Privacy and Data Protection Laws and if such laws are implemented, interpreted or applied in a manner inconsistent with the Manager’s, Lexington’s and/or FAV’s expectations, that may result in the Manager’s, Lexington’s and/or FAV’s business practices changing in a manner that adversely impacts the Fund. The resources required for day-to-day
operations and for dealing with exceptional circumstances may divert the Manager’s, Lexington’s and/or FAV’s time and effort from other activities relating to the management of the Fund and entail substantial expense.
The Fund intends to qualify and elect to be treated as a RIC under Subchapter M of the Code.
The Fund intends to qualify and elect to be treated as a RIC under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income
and annual distribution requirements. If the Fund fails to qualify as a RIC it will become subject to corporate-level income tax, and the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distributions to Shareholders, the amount of distributions and the amount of funds available for new investments. Such a failure would have a material adverse effect on the Fund and the Shareholders. See “Material U.S. Federal Income Tax Considerations.”
Each of the aforementioned ongoing requirements for qualification of the Fund as a RIC requires that the Manager, Lexington and FAV obtain information from or about the underlying investments in which the Fund is invested. Portfolio Funds and Portfolio Fund Managers may not provide information sufficient to ensure that the Fund qualifies as a RIC under the Code. If the Fund does not receive sufficient information from Portfolio Funds or Portfolio Fund Managers, the Fund risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income.
If, before the end of any quarter of its taxable year, the Fund believes that it may fail the Diversification Tests (as defined below in “Material U.S. Federal Income Tax Considerations—Qualification and Taxation as a Regulated Investment Company”), the Fund may seek to take certain actions to avert such a failure. However, the action frequently taken by RICs to avert such a failure, the disposition of non-diversified
assets, may be difficult to pursue because of the limited liquidity of the Fund’s investments. While relevant tax provisions afford a RIC a
30-day
period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified
assets, the constraints on the Fund’s ability to effect a sale of an investment may limit the Fund’s use of this cure period. In certain cases, the Fund may be afforded a longer cure period under applicable savings provisions, but the Fund may be subject to a penalty tax in connection with its use of those savings provisions. If the Fund fails to satisfy the Diversification Tests or other RIC requirements, the Fund may fail to qualify as a RIC under the Code. If the Fund fails to qualify as a RIC, it would become subject to a corporate-level U.S.
federal income tax (and any applicable U.S. state and local taxes) and distributions to the Shareholders generally would be treated as corporate dividends. See “Material U.S. Federal Income Tax Considerations — Failure to Qualify as a Regulated Investment Company.” In addition, the Fund is required each December to make certain “excise tax” calculations based on income and gain information that must be obtained from the Portfolio Funds or Portfolio Fund Managers. If the Fund does not receive sufficient information from the Portfolio Funds or Portfolio Fund Managers, it risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income (in addition to the corporate income tax). The Fund may, however, attempt to avoid such outcomes by paying a distribution that is or is considered to be in excess of its current and accumulated earnings and profits for the relevant period (i.e., a return of capital).
In order to comply with the RIC rules or for other reasons, the Fund may structure its investments in a way that could increase the taxes imposed thereon or in respect thereof. For example, the Fund may hold such investments through one or more U.S. or
non-U.S.
corporation(s) (or other entity treated as such for U.S. tax purposes), and the Fund would indirectly bear any U.S. or
non-U.S.
taxes imposed on such corporation(s). The Fund’s need to hold such investments through such U.S. or
non-U.S.
corporation(s) in order to satisfy the 90% Gross Income Test (as defined below) may jeopardize its ability to satisfy the Diversification Tests (as defined below), which may make it difficult for the Fund to qualify as a RIC for U.S. federal income tax purposes. The Fund may also be unable to make investments that it would otherwise determine to make as a result of the desire to qualify for the RIC rules.
In addition, the Fund may directly or indirectly invest in Portfolio Funds located outside the United States. Such Portfolio Funds may be subject to withholding taxes and other taxes in such jurisdictions with respect to their investments. In general, a U.S. person will not be able to claim a foreign tax credit or deduction for foreign taxes paid by the Fund. Further, adverse United States tax consequences can be associated with certain foreign investments, including potential United States withholding taxes on foreign investment entities with respect to their United States investments and potential adverse tax consequences associated with investments in any foreign corporations that are characterized for U.S. federal income tax purposes as “controlled foreign corporations” or “passive foreign investment companies.”
The Fund may retain some income and capital gains in the future, including for purposes of providing the Fund with additional liquidity, which amounts would be subject to the 4% U.S. federal excise tax to the extent they exceed the Excise Tax Distribution Requirements (as defined below), in addition to the corporate income tax. In that event, the Fund will be liable for the tax on the amount by which the Fund does not meet the foregoing distribution requirement. See “Material U.S. Federal Income Tax Considerations — Qualification and Taxation as a Regulated Investment Company.”
Withholding Risk Applicable to Secondaries Funds.
Unless an applicable
non-foreign
affidavit is furnished or other exception applies, if any portion of gain, if any, on a disposition of an interest in a partnership would be treated as effectively connected with the conduct of a U.S. trade or business, the transferee of such interest is required to withhold 10% of the amount realized on such disposition from a foreign transferor (and the Portfolio Fund would be required to withhold from future distributions to the transferee if the transferee fails to properly withhold). As a secondaries investment fund, the Fund may have a withholding obligation with respect to interests the Fund purchases in Portfolio Funds from foreign sellers. This withholding requirement may reduce the number of foreign sellers willing to sell interests in prospective Portfolio Funds and therefore reduce the number of investment opportunities available to the Fund. Additionally, if the Fund does not properly withhold from such foreign sellers, the Portfolio Fund would be required to withhold on future distributions to the Fund, which would negatively impact the Fund’s returns.
Risks Related to Hedging and Derivative Transactions.
The Fund may invest in certain securities, such as swaps, derivatives, hedges or foreign currency forward contracts, among others, which may be subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deduction, (ii) convert tax-advantaged,
long-term capital gains and qualified dividend income into higher taxed short-term capital gain or ordinary income, (iii) increase ordinary income distributions, (iv) convert an ordinary loss or a deduction into a capital loss (the deductability of which is more limited), (v) cause the Fund to recognize income or gain without a corresponding receipt of cash, (vi) adversely affect the timing as to when a purchase or sale of stock or securities is deemed to occur, (vii) adversely alter the characterization of certain complex financial transactions, and (ix) for which the federal income tax treatment may not be clear or may be subject to re-characterization
by the IRS. It could be more difficult for the Fund to comply with certain federal income tax requirements applicable to RICs if the tax characterization of the Fund’s investments is not clear or if the tax treatment of the income from such investments was successfully challenged by the IRS.
Ongoing changes to regulation of the derivatives markets and potential changes in the regulation of funds using derivative instruments could limit the Fund’s ability to pursue its investment strategies. New regulation of derivatives may make them more costly, or may otherwise adversely affect their liquidity, value or performance.
The Fund relies on certain exemptions in Rule
18f-4
to enter into derivatives transactions and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Under Rule
18f-4,
“derivatives transactions” include the following: (1) any swap, security-based swap, futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; and (3) if the Fund relies on the exemption in Rule
18f-4(d)(1)(ii),
reverse repurchase agreements and similar financing transactions. The Fund will rely on a separate exemption in Rule
18f-4(e)
when entering into unfunded commitment agreements (e.g., capital commitments to invest equity in Portfolio Funds that can be drawn at the discretion of the Portfolio Fund’s general partner). To rely on the unfunded commitment agreements exemption, the Fund must reasonably believe, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as they come due. The Fund treats purchase price deferrals as unfunded commitment agreements for purposes of Rule 18f-4. The Fund will rely on another exemption in Rule
18f-4(f)
when purchasing when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced
(“TBA”) commitments, and dollar rolls) and
non-standard
settlement cycle securities, if certain conditions are met. When the Fund enters into a secondary transaction to purchase interests in underlying Portfolio Funds, the Fund will treat the date of the transfer agreement to purchase the interest in a specific Portfolio Fund as the trade date for determining whether the purchase of the Portfolio Fund qualifies for the exemption for non-standard
settlement cycle securities transactions.
The Fund intends to operate as a “limited derivatives user” for purposes of the derivatives transactions exemption in Rule
18f-4.
To qualify as a limited derivatives user, the Fund’s “derivatives exposure” is limited to 10% of its net assets subject to exclusions for certain currency or interest rate hedging transactions (as calculated in accordance with Rule
18f-4).
If the Fund fails to qualify as a “limited derivatives user” as defined in
Rule 18f-4
and seeks to enter into derivatives transactions, the Fund will be required to establish a comprehensive derivatives risk management program, to comply with certain value-at-risk
based leverage limits, to appoint a derivatives risk manager and to provide additional disclosure both publicly and to the SEC regarding its derivatives positions.
Tax laws are subject to changes which may adversely affect the Fund.
It is possible that the current U.S. federal, state, local, or foreign income tax treatment accorded an investment in the Fund will be modified by legislative, administrative, or judicial action in the future, possibly with a retroactive effect. The nature of additional changes in U.S. federal or
non-U.S.
income tax law, if any, cannot be determined prior to enactment of any new tax legislation. However, such legislation could significantly alter the tax consequences and decrease the after tax rate of return of an investment in the Fund. Potential investors therefore should seek, and must rely on, the advice of their own tax advisers with respect to the possible impact on their investments of recent legislation, as well as any future proposed tax legislation or administrative or judicial action.
There are risks related to the Incentive Fee.
The Incentive Fee payable by the Fund to the Manager, which is in turn paid in part by the Manager to Lexington, may create an incentive for Lexington to make investments on the Fund’s behalf that are riskier or more speculative than would be the case in the absence of such compensation arrangement.
Any Incentive Fee payable by the Fund that relates to an increase in value of the Fund’s investments may be computed and paid on gain or income that is unrealized, and the Manager and Lexington are not obligated to reimburse the Fund for any part of an Incentive Fee it previously received. If a Fund investment with an unrealized gain subsequently decreases in value, it is possible that such unrealized gain previously included in the calculation of an Incentive Fee will never become realized. The Manager and Lexington are not obligated to reimburse the Fund for any part of the incentive fee it received that was based on unrealized gain never realized as a result of a sale or other disposition of a Fund investment at a lower valuation in the future. Thus, the Fund could have paid an Incentive Fee on income or gain the Fund never received. See “Investment Management Arrangements—Incentive Fee.”
The Incentive Fee is computed and paid on net profits that may include interest that has been accrued but not yet received in cash, such as market discount, debt instruments with payment in kind (“PIK”) interest, preferred stock with PIK dividends and zero coupon securities, in addition to amounts related to unrealized capital appreciation. If there is a default on an investment by the obligor or such capital appreciation is not ultimately realized, it is possible that amounts previously used in the calculation of the Incentive Fee will become uncollectible, and each of the Manager, Lexington and FAV will have no obligation to refund any fees it received in respect of such accrued income. In addition, since in certain cases the Fund may recognize net profits before or without receiving cash representing such net profits and have a corresponding obligation to make an Incentive Fee payment, the Fund may have to sell some of its investments at times it would not consider advantageous, raise additional debt or equity capital or reduce new investments to meet its payment obligations.
Trustees and Officers are subject to limitations on liability and the Fund may indemnify and advance expenses to Trustees and Officers to the extent permitted by law and the Fund’s Declaration of Trust.
Delaware law permits a Delaware statutory trust to include in its declaration of trust a provision to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever. The Fund’s Declaration of Trust provides that the Trustees will not be liable to the Fund or shareholders for monetary damages for breach of fiduciary duty as a trustee to the fullest extent permitted by Delaware law. The Fund’s Declaration of Trust provides for the indemnification of any person to the full extent permitted, and in the manner provided, by Delaware law. In accordance with the 1940 Act, The Fund will not indemnify certain persons for any liability to which such persons would be subject by reason of such person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.
Pursuant to the Declaration of Trust and subject to certain exceptions described therein, the Fund will indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, pay or reimburse reasonable expenses in advance of final disposition of a proceeding to (i) any individual who is a present or former Trustee or officer of the Fund and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity or (ii) any individual who, while a Trustee or officer of the Fund and at the request of the Fund, serves or has served as a trustee, officer, partner or trustee of any corporation, partnership, joint venture, trust, employee benefit plan or other enterprise and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity (each such person, an “Indemnitee”), in each case to the fullest extent permitted by Delaware law. Notwithstanding the foregoing, the Fund will not provide indemnification for any loss, liability or expense arising from or out of an alleged violation of federal or state securities laws by an Indemnitee unless (i) there has been a successful adjudication on the merits of each count involving alleged securities law violations, (ii) such claims have been dismissed with prejudice on the merits by a court of competent jurisdiction, or (iii) a court of competent jurisdiction approves a settlement of the claims against the Indemnitee and finds that indemnification of the settlement and the related costs should be made and the court considering the request for indemnification has been advised of the position of the SEC and of the published position of any state securities regulatory authority in which securities were offered or sold as to indemnification for violations of securities laws.
The Fund will not indemnify an Indemnitee against any liability or loss suffered by such Indemnitee unless (i) the Fund determines in good faith that the course of conduct that caused the loss or liability was in the best interest of the Fund, (ii) the Indemnitee was acting on behalf of or performing services for the Fund, (iii) such liability or loss was not the result of (A) negligence or misconduct, in the case that the party seeking indemnification is a Trustee (other than an independent Trustee), officer, employee, controlling person or agent of the Fund, or (B) gross negligence or willful misconduct, in the case that the party seeking indemnification is an independent Trustee, and (iv) such indemnification or agreement to hold harmless is recoverable only out of assets of the Fund and not from the shareholders.
In addition, the Declaration of Trust permits the Fund to advance reasonable expenses to an Indemnitee, and we will do so in advance of final disposition of a proceeding (a) if the proceeding relates to acts or omissions with respect to the performance of duties or services on behalf of the Fund, (b) the legal proceeding was initiated by a third party who is not a shareholder or, if by a shareholder of the Fund acting in his or her capacity as such, a court of competent jurisdiction approves such advancement and (c) upon the Fund’s receipt of (i) a written affirmation by the trustee or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the Fund and (ii) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the Fund, together with the applicable legal rate of interest thereon, if it is ultimately determined that the standard of conduct was not met.
The Fund, the Manager, Lexington and FAV are subject to ongoing regulatory scrutiny and reporting obligations.
The Fund, the Manager, Lexington and FAV may be subject to increased scrutiny by government regulators, investigators, auditors and law enforcement officials regarding the identities and sources of funds of investors. In that connection, in the future the Fund may become subject to additional obligations that may affect its investment program, the manner in which it operates and, reporting requirements regarding its investments and investors. Each Shareholder will be required to provide to the Fund such information as may be required to enable the Fund to comply with all applicable legal or regulatory requirements, and each Shareholder will be required to acknowledge and agree that the Fund may disclose such information to governmental and/or regulatory or self-regulatory authorities to the extent required by applicable law or regulation and may file such reports with such authorities as may be required by applicable law or regulation.
There is a risk that employee misconduct could occur with respect to the Fund.
The Manager’s, Lexington’s and FAV’s reputations are critical to maintaining and developing relationships with existing and prospective investors, as well as with the numerous third parties with which the Manager, Lexington, FAV and the Fund do business. In recent years, there have been a number of highly publicized cases involving fraud or other misconduct by employees in the financial services industry, and there is a risk that employee misconduct could occur with respect to the Fund. Misconduct by employees or by third-party service providers could cause significant losses to the Fund. Employee misconduct could include, among other things, binding the Fund to transactions that exceed authorized limits or present unacceptable risks and other unauthorized activities or concealing unsuccessful investments (which, in each case, would result in unknown and unmanaged risks or losses), or otherwise charging (or seeking to charge) inappropriate expenses to the Fund, the Manager, Lexington and/or FAV. In addition, any improper use or disclosure of confidential information by employees and third-party service providers, could result in litigation or serious financial harm, including limiting the Fund’s business prospects or future activities. Furthermore, because of the Manager’s, Lexington’s and FAV’s diverse business entities and the regulatory regimes under which they operate, misdeeds by the Manager, Lexington, FAV (or its personnel) could result in foreclosing the Fund’s ability to conduct its activities in the manner otherwise intended. It is not always possible to detect, deter and/or prevent misconduct by employees and/or service providers, and the precautions the Manager, Lexington and/or FAV takes to detect and prevent this activity are not guaranteed to be effective in all cases. It is also the case that misconduct at the level of a company in which the Fund invests also could have a negative effect on such company, and potentially on the Fund, the Manager, Lexington and/or FAV, and similar challenges in detection, deterrence and prevention apply, to an even greater degree, at such level.
This offering is being made on a reasonable best-efforts basis by the Distributor.
This offering is being made on a reasonable best efforts basis, whereby the Distributor is only required to use its reasonable best efforts to sell the Shares and neither it nor any selling agent has a firm commitment or obligation to purchase any of the Shares. To the extent that less than the maximum number of Shares is subscribed for, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base. As a result, the Fund may be unable to achieve its investment objective and a Shareholder could lose some or all of the value of his, her or its investment in the Shares. The Distributor is an affiliate of the Fund, the Manager, Lexington and FAV. As a result, the Distributor’s due diligence review and investigation of the Fund and this Prospectus cannot be considered to be an independent review.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]
The following table shows the amounts of Shares that have been authorized and outstanding as of June 30, 2024:

Share Class	Amount Authorized	Amount Outstanding
Class S Shares	Unlimited	0
Class D Shares	Unlimited	0
Class I Shares	Unlimited	4,000
Class M Shares	Unlimited	0
There is currently no market for the Shares, and the Fund does not expect that a market for the Shares will
develop in the foreseeable future.

Risks of Investing in Private Assets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of Investing in Private Assets
Less information may be available with respect to private company investments and such investments offer limited liquidity.
Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, Lexington may not have timely or accurate information about the business, financial condition and results of operations of the private companies in which the Fund invests. There is risk that the Fund may invest on the basis of incomplete or inaccurate information, which may adversely affect the Fund’s investment performance. Private companies in which the Fund may invest may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. These companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.
Typically, investments in private companies are in restricted securities that are not traded in public markets and subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. There can be no assurance that the Fund will be able to realize the value of private company investments in a timely manner.
Private equity investments are subject to general market risks.
The funds in which the Fund will invest may invest in portfolio companies that involve a high degree of business or financial risk. The portfolio companies may be start-ups
or in an early stage of development, may be distressed or have operating losses or significant variations in operating results and may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence. The portfolio companies may also include companies that are experiencing, or are expected to experience, financial difficulties which may never be overcome. In addition, they may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position, or may otherwise have a weak financial condition. Portfolio companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing and other capabilities and a larger number of qualified managerial and technical personnel.
Many portfolio companies may be highly leveraged, which may impair these companies’ ability to finance their future operations and capital needs and which may result in restrictive financial and operating covenants. As a result, these companies’ flexibility to respond to changing business and economic conditions may be limited. In addition, in the event that a company does not perform as anticipated or incurs unanticipated liabilities, high leverage will magnify the adverse effect on the value of the equity of the company and could result in substantial diminution in or the total loss of an equity investment in the company.
The
day-to-day
operations of each Portfolio Fund will be the responsibility of the Portfolio Fund Managers.
The
day-to-day
operations of each Portfolio Fund will be the responsibility of the Portfolio Fund Managers. Although Lexington will be responsible for monitoring the performance of each Portfolio Fund, there can be no assurance that the existing management team, or any successor, will operate the company or fund, as the case may be, in accordance with the Fund’s plans or expectations. Additionally, funds and companies need to attract, retain, and develop executives and members of their management teams. The market for executive talent can be, notwithstanding general unemployment levels or developments within a particular industry, extremely competitive. There can be no assurance that the Portfolio Funds will be able to attract, develop, integrate, and retain suitable members of their management teams and, as a result, the Fund may be adversely affected.
Competition for access to private equity investment opportunities is limited.
The activity of identifying, completing and realizing attractive secondary private equity investments is highly competitive, and involves a high degree of uncertainty. The availability of investment opportunities generally will be subject to market conditions. In particular, in light of changes in such conditions, including changes in long-term interest rates, certain types of investments may not be available to the Fund on terms that are as attractive as the terms on which opportunities were available to previous investment programs sponsored by Lexington. The Fund will be competing for investments with many other private equity investors, including, without limitation, other investment partnerships and corporations, business development companies, sovereign wealth funds, domestic and international public pension plans, individuals, financial institutions and other investors investing directly or through affiliates. Some of these competitors may have more relevant experience, greater financial and other resources and more personnel than Lexington and the Fund. Further, over the past several years, an increasing number of secondary private equity funds have been formed (and many such existing funds have grown substantially in size). Additional funds with similar objectives may be formed in the future by other unrelated parties. Additionally, there continues to be a significant amount of capital available for secondary investments.
Consequently, it is possible that competition for appropriate investment opportunities will increase, thus reducing the number of investment opportunities available to the Fund and adversely affecting the terms upon which portfolio investments can be made. The Fund may incur bid, legal, due diligence and other costs on investments which may not be successful. As a result, the Fund may not recover all of its costs, which would adversely affect returns. Participation in auction transactions will also increase the pressure on the Fund with respect to pricing of the transaction. Investors will be dependent upon the judgment and ability of the Lexington in sourcing transactions and investing and managing the capital of the Fund.
In addition, certain provisions of the 1940 Act prohibit the Fund from engaging in transactions with the Manager, Lexington and their affiliates; however, unregistered funds also managed by the Manager, Lexington and/or FAV are not prohibited from the same transactions. The 1940 Act also imposes significant limits on aggregated transactions with affiliates of the Fund. The Fund has received the Section 17(d) Order from the SEC, which permits the Fund, among other things, to invest in aggregated transactions alongside certain other persons, including certain affiliates of Lexington and certain funds managed and controlled by Lexington and its affiliates, subject to certain terms and conditions.
The Manager, Lexington and FAV will not cause the Fund to engage in investments alongside affiliates in private placement securities that involve the negotiation of certain terms of the private placement securities to be purchased (other than price-related terms), except in reliance on the Section 17(d) Order or unless such investments otherwise qualify for another 1940 Act exemption or are entered into in accordance with interpretations of Section 17(d) and Rule
17d-1
as expressed in SEC
no-action
letters or other available guidance.
Under the terms of the Section 17(d) Order, a “required majority” (as defined in Section 57(o) of the 1940 Act) of the Fund’s independent trustees must be able to reach certain conclusions in connection with investments alongside affiliates in private placement securities that involve the negotiation of certain terms of the private placement securities to be purchased (other than price-related terms), including that (1) the terms of the proposed transaction are reasonable and fair to the Fund and its shareholders and do not involve overreaching of the Fund or its shareholders on the part of any person concerned and (2) the transaction is consistent with the interests of the shareholders. The Section 17(d) Order is subject to certain terms and conditions so there can be no assurance that the Fund will be permitted to invest in aggregated transactions alongside certain of the Fund’s affiliates other than in the circumstances currently permitted by regulatory guidance and the Section 17(d) Order. Lexington’s investment allocation policies and procedures can be revised by Lexington at any time without notice to, or consent from, the shareholders. Additionally, FAV’s investment allocation policies and procedures can be revised by FAV at any time without notice to, or consent from, the shareholders.
In accordance with the Section 17(d) Order, when deemed advisable by the Manager and Lexington, the Fund may rely on such relief to participate in a follow-on
investment for a position held by the Fund to the extent the follow-on
investment meets the conditions of our exemptive relief.
The Fund is subject to the risks of its Portfolio Funds.
The Fund’s investments in Portfolio Funds are subject to a number of risks. Portfolio Fund interests are expected to be illiquid, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly. Some of the Portfolio Funds in which the Fund invests may have only limited operating histories. Although Lexington will seek to receive detailed information from each Portfolio Fund regarding its business strategy and any performance history, in most cases Lexington will have little or no means of independently verifying this information. In addition, Portfolio Funds may have little or no near-term cash flow available to distribute to investors, including the Fund. Due to the pattern of cash flows in Portfolio Funds and the illiquid nature of their investments, investors typically will see negative returns in the early stages of Portfolio Funds. Then as investments are able to realize liquidity events, such as a sale or initial public offering, positive returns will be realized if the Portfolio Fund’s investments are successful.
Portfolio Fund interests are ordinarily valued based upon valuations provided by the manager or general partner of a Portfolio Fund (a “Portfolio Fund Manager”), which may be received on a delayed basis. Certain securities in which the Portfolio Funds invest may not have a readily ascertainable market price and are fair valued by the Portfolio Fund Managers. A Portfolio Fund Manager may face a conflict of interest in valuing such securities because their values may have an impact on the Portfolio Fund Manager’s compensation. Lexington has procedures with respect to the assessment and review of the valuation procedures used by each Portfolio Fund Manager and for reviewing the financial information provided by the Portfolio Funds. However, neither Lexington nor the Board is able to confirm the accuracy of valuations provided by Portfolio Fund Managers. Inaccurate valuations provided by Portfolio Funds could materially adversely affect the value of Shares.
The Fund will pay asset-based fees, and, in most cases, will be subject to performance-based fees in respect of its interests in Portfolio Funds. Such fees and performance-based compensation are in addition to the Advisory Fee. In addition, performance-based fees charged by Portfolio Fund Managers may create incentives for the Portfolio Fund Managers to make risky investments, and may be payable by the Fund to a Portfolio Fund Manager based on a Portfolio Fund’s positive returns even if the Fund’s overall returns are negative.
Moreover, a Shareholder in the Fund will indirectly bear a proportionate share of the fees and expenses of the Portfolio Funds, in addition to its proportionate share of the expenses of the Fund. Thus, a Shareholder in the Fund may be subject to higher operating expenses than if the Shareholder invested in the Portfolio Funds directly. In addition, because of the deduction of the fees payable by the Fund to the Manager, Lexington or FAV and other expenses payable directly by the Fund from amounts distributed to the Fund by the Portfolio Funds, the returns to a Shareholder in the Fund will be lower than the returns to a direct investor in the Portfolio Funds. Fees and expenses of the Fund and the Portfolio Funds will generally be paid regardless of whether the Fund or Portfolio Funds produce positive investment returns. Shareholders could avoid the additional level of fees and expenses of the Fund by investing directly with the Portfolio Funds, although access to many Portfolio Funds may be limited or unavailable, and may not be permitted for investors who do not meet the substantial minimum net worth and other criteria for direct investment in Portfolio Funds.
There is a risk that the Fund may be precluded from acquiring an interest in certain Portfolio Funds due to regulatory implications under the 1940 Act or other laws, rules and regulations or may be limited in the amount it can invest in voting securities of Portfolio Funds. Lexington also may refrain from including a Portfolio Fund in the Fund’s portfolio in order to address adverse regulatory implications that would arise under the 1940 Act for the Fund if such an investment was made. In addition, the SEC has adopted Rule
18f-4
under the 1940 Act, which, among other things, may impact the ability of the Fund to enter into unfunded commitment agreements, such as a capital commitment to a Portfolio Fund or as part of a
Co-Investment.
In addition, the Fund’s ability to invest may be affected by considerations under other laws, rules or regulations. Such regulatory restrictions, including those arising under the 1940 Act, may cause the Fund to invest in different Portfolio Funds or
Co-Investments
than other clients of Lexington.
If the Fund fails to satisfy capital calls to a Portfolio Fund in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Portfolio Fund. Any failure by the Fund to make timely capital contributions may impair the ability of the Fund to pursue its investment program, cause the Fund to be subject to certain penalties from the Portfolio Funds or otherwise impair the value of the Fund’s investments.
The governing documents of a Portfolio Fund generally are expected to include provisions that would enable the general partner, the manager, or a majority in interest (or higher percentage) of its limited partners or members, under certain circumstances, to terminate the Portfolio Fund prior to the end of its stated term. Early termination of a Portfolio Fund in which the Fund is invested may result in the Fund having distributed to it a portfolio of immature and illiquid securities, or the Fund’s inability to invest all of its capital as anticipated, either of which could have a material adverse effect on the performance of the Fund.
Although the Fund will be an investor in a Portfolio Fund, Shareholders will not themselves be equity holders of that Portfolio Fund and will not be entitled to enforce any rights directly against the Portfolio Fund or the Portfolio Fund Manager or assert claims directly against any Portfolio Funds, the Portfolio Fund Managers or their respective affiliates. Shareholders will have no right to receive the information issued by the Portfolio
Funds that may be available to the Fund as an investor in the Portfolio Funds. In addition, Portfolio Funds generally are not registered as investment companies under the 1940 Act; therefore, the Fund, as an investor in Portfolio Funds, will not have the benefit of the protections afforded by the 1940 Act. Portfolio Fund Managers may not be registered as investment advisers under the Advisers Act, in which case the Fund, as an investor in Portfolio Funds managed by such Portfolio Fund Managers, will not have the benefit of certain of the protections afforded by the Advisers Act.
Commitments to Portfolio Funds generally are not immediately invested. Instead, committed amounts are drawn down by Portfolio Funds and invested over time, as underlying investments are identified—a process that may take a period of several years, with limited ability to predict with precision the timing and amount of each Portfolio Fund’s drawdowns. During this period, investments made early in a Portfolio Fund’s life are often realized (generating distributions) even before the committed capital has been fully drawn. In addition, many Portfolio Funds do not draw down 100% of committed capital, and historic trends and practices can inform Lexington as to when it can expect to no longer need to fund capital calls for a particular Portfolio Fund. Accordingly, Lexington may make investments and commitments based, in part, on anticipated future capital calls and distributions from Portfolio Funds. This may result in the Fund making commitments to Portfolio Funds in an aggregate amount that exceeds the total amounts invested by Shareholders in the Fund at the time of such commitment (i.e., to “over-commit”). To the extent that the Fund engages in an “over-commitment” strategy, the risk associated with the Fund defaulting on a commitment to a Portfolio Fund will increase. The Fund will maintain cash, cash equivalents, borrowings or other liquid assets in sufficient amounts, in Lexington’s judgment, to satisfy capital calls from Portfolio Funds.
The Fund may seek to invest in a Portfolio Fund’s
non-voting
securities and, together with interests held by other clients of Lexington, may be limited in the amount it can invest. Such limitations are intended to ensure that an underlying Portfolio Fund not be deemed an “affiliated person” of the Fund for purposes of the 1940 Act, which may impose limits on the Fund’s dealings with the Portfolio Fund and its affiliated persons. As a general matter, however, the Portfolio Funds in which the Fund will invest do not typically provide their shareholders with an ability to vote to appoint, remove or replace the general partner of the Portfolio Fund (except under quite limited circumstances that are not presently exercisable). Notwithstanding these limitations, under certain circumstances the Fund could become an affiliated person of a Portfolio Fund or another issuer. In such circumstances, the Fund may be restricted from transacting with the Portfolio Fund or its portfolio companies absent an applicable exemption (whether by rule or otherwise).
The Fund is subject to risks associated with Portfolio Funds with less established sponsors.
The Fund may invest a portion of its assets in Portfolio Funds of less established sponsors. Investments related to such sponsors may involve greater risks than are generally associated with investments with more established sponsors. Less established sponsors tend to have fewer resources, and therefore, are often more vulnerable to failure. Such sponsors also may have shorter operating histories on which to judge future performance and in many cases, if operating, will have negative cash flow. In addition, less mature sponsors could be deemed to be more susceptible to irregular accounting or other fraudulent practices. In the event of fraud by any sponsor related to a Fund investment, the Fund may suffer a partial or total loss of capital invested in such investment. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other assets.
The Fund is subject to the risks associated with its Portfolio Funds’ underlying investments.
The investments made by the Portfolio Funds will entail a high degree of risk and in most cases be highly illiquid and difficult to value. Unless and until those investments are sold or mature into marketable securities they will remain illiquid. As a general matter, companies in which the Portfolio Fund invests may face intense competition, including competition from companies with far greater financial resources; more extensive research, development, technological, marketing and other capabilities; and a larger number of qualified managerial and technical personnel.
A Portfolio Fund Manager may focus on a particular industry or sector, which may subject the Portfolio Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. Likewise, a Portfolio Fund Manager may focus on a particular country or geographic region, which may subject the Portfolio Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions. In addition, Portfolio Funds may establish positions in different geographic regions or industries that, depending on market conditions, could experience offsetting returns.
The Fund will not obtain or seek to obtain any control over the management of any portfolio company in which any Portfolio Fund may invest. The success of each investment made by a Portfolio Fund will largely depend on the ability and success of the management of the portfolio companies in addition to economic and market factors.
The Fund may have limited opportunities to invest in Secondary Funds.
The Fund may invest in Secondary Funds by acquiring the interests in the Secondary Funds from existing investors in such Secondary Funds (and not from the Secondary Fund itself). In such instances, as the Fund will not be acquiring such interests directly from the Secondary Fund, it is generally not expected that the Fund will have the opportunity to negotiate the terms of the interests being acquired, other than the purchase price, or other special rights or privileges. In addition, the Fund’s investment opportunities may be limited in order for the Fund to satisfy the asset diversification and source-of-income
tests necessary to qualify as a regulated investment company under the Code. See “Risks—
The Fund intends to qualify and elect to be treated as a RIC under Subchapter M of the Code.
” Moreover, certain sponsors of private investment funds may be unwilling to provide consent to the transfer of a Secondary Fund interest to the Fund given certain public disclosure requirements that apply to the Fund. There can be no assurance as to the number of opportunities to invest in Secondary Funds that will be presented to the Fund.
At times, the Fund may have the opportunity to acquire a portfolio of Secondary Fund interests from a seller, on an “all or nothing” basis. In some such cases, certain of the Secondary Fund interests may be less attractive than others, and certain of the Portfolio Fund Managers may be more familiar to Lexington than others or may be more experienced or highly regarded than others. In such cases, it may not be possible for the Fund to carve out from such purchases those Secondary Funds which Lexington considers (for commercial, tax legal or other reasons) less attractive.
When the Fund acquires an interest in a Secondary Fund, the Fund may acquire contingent liabilities of the seller of such interest. More specifically, where the seller has received distributions from the Secondary Fund and, subsequently, that Secondary Fund recalls one or more of these distributions, the Fund (as the purchaser of the interest to which such distributions are attributable and not the seller) may be obligated to return the monies equivalent to such distribution to the Secondary Fund. While the Fund may, in turn, make a claim against the seller for any such monies so paid, there can be no assurances that the Fund would prevail on such claim.
The valuations of Portfolio Funds in which the Fund invests may be based on imperfect information and is subject to inherent uncertainties.
There is no established market for secondary private equity partnership interests or for the privately-held portfolio companies of private equity sponsors, and there are not likely to be any comparable companies for which public market valuations exist. In addition, under limited circumstances, the Manager may not have access to all material information relevant to a valuation analysis. For example, sponsors are not generally obligated to update any valuations in connection with a transfer of interests on a secondary basis, and such valuations may not be indicative of current or ultimate realizable values. As a result, the valuation of Portfolio Funds in which the Fund invests may be based on imperfect information and is subject to inherent uncertainties.
Regulatory Changes may adversely affect private equity funds.
Legal, tax and regulatory changes could occur that may adversely affect the Fund or its investments, including changes that could make the acquisition of interests in private equity funds in the private secondary market less attractive or make the general partners of private equity funds less likely to consent to transfers. New and existing regulations and burdens of regulatory compliance may directly impact the results of, or otherwise have a material adverse effect on, the private investment funds in which the Fund invests.
The regulatory environment for private investment funds is evolving, and changes in the regulation of private investment funds may adversely affect the value of investments held by the Fund and the ability of the Fund to effectively employ its investment and trading strategies. Increased scrutiny and newly proposed legislation applicable to private investment funds and their sponsors may also impose significant administrative burdens on the Manager, Lexington or FAV and may divert time and attention from portfolio management activities. The effect of any future regulatory change on the Fund (due to its investments in Portfolio Funds) could be substantial and adverse. In addition, the securities and futures markets are subject to comprehensive statutes, regulations and margin requirements. The regulation of derivatives transactions and funds that engage in such transactions is an evolving area of law and is subject to modification by government and judicial action.
Recent U.S. presidential and congressional elections, and other recent elections, create uncertainty with respect to legal, tax and regulatory regimes in which the Fund and its investments, as well as the Manager, Lexington, FAV and their affiliates, will operate, and the current regulatory environment in the United States may be impacted by future legislative developments that may adversely affect the private equity industry, including regulatory measures for the U.S. financial services industry, increases in tax rates and/or other changes to tax policies. Any significant changes in, among other things, economic policy (including with respect to interest rates or foreign trade), the regulation of the asset management industry, tax law, immigration policy and/or government entitlement programs could have a material adverse impact on the Fund and its investments, and the uncertainty of future legislation could adversely impact the Fund and its ability to achieve its investment objectives.
The Portfolio Funds are subject to risks regarding regulatory approvals.
In addition to the risks regarding regulatory approvals, it should be noted that government counterparties or agencies may have the discretion to change or increase regulation of an underlying fund or its portfolio companies’ operations, or implement laws or regulations affecting such entity’s operations, separate from any contractual rights it may have. A fund also could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on its portfolio company. Governments have considerable discretion in implementing regulations, including, for example, the possible imposition or increase of taxes on income earned by or from a fund or gains recognized by the Fund on its investment in such fund, that could impact a fund’s business as well as the Fund’s return on investment with respect to such fund.
In-kind
distributions from Portfolio Funds may not be liquid.
The Fund may receive
in-kind
distributions of securities from Portfolio Funds. There can be no assurance that securities distributed in kind by Portfolio Funds to the Fund will be readily marketable or saleable. The Fund may be required to, or the Manager, Lexington or FAV, in their sole investment discretion, may determine to, hold such securities for an indefinite period. Timing of sales is subject to position size considerations, market liquidity, and other factors considered in the sole investment discretion of the Manager, Lexington or FAV. The Fund may incur additional expense in connection with any disposition of such securities.
The Fund’s
Co-Investments
may be subject to risks associated with the lead investor.
The Fund’s investment portfolio will include
Co-Investments.
The Fund’s ability to realize a profit on such
Co-Investments
will be particularly reliant on the expertise of the lead investor in the transaction. There can be no assurance that the Fund will be given
Co-Investment
opportunities, or that any specific
Co-Investment
offered to the Fund would be appropriate or attractive to the Fund in Lexington’s judgment. The market for
Co-Investment
opportunities is competitive and may be limited, and the
Co-Investment
opportunities to which the Fund wishes to allocate assets may not be available at any given time. Due diligence will be conducted on
Co-Investment
opportunities; however, Lexington may not have the ability to conduct the same level of due diligence applied to other investments. In addition, Lexington may have little to no opportunities to negotiate the terms of such
Co-Investments.
The Fund generally will rely on the Portfolio Fund Manager or sponsor offering such
Co-Investment
opportunity to perform most of the due diligence on the relevant portfolio company and to negotiate terms of the
Co-Investment.
The Fund’s ability to dispose of
Co-Investments
may be severely limited, both by the fact that the securities are expected to be unregistered and illiquid and by contractual restrictions that may limit, preclude or require certain approvals for the Fund to sell such investment.
Co-Investments
may be heavily negotiated and, therefore, the Fund may incur additional legal and transaction costs in connection therewith.
The Fund may have limited
Co-Investment
opportunities.
Many entities compete with the Fund in pursuing
Co-Investments.
These competitors may have considerably greater financial, technical and marketing resources than the Fund. Some competitors may have a lower cost of funds and access to funding sources that are not available to the Fund. In addition, some competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of, or different structures for, private investments than the Fund. Furthermore, many competitors are not subject to the regulatory restrictions that the 1940 Act imposes on the Fund. As a result of this competition and regulatory restrictions, the Fund may not be able to pursue attractive
Co-Investment
opportunities from time to time.
The Fund’s portfolio companies may require additional financings.
Certain of the Fund’s portfolio companies, either directly through
Co-Investments
or indirectly through Portfolio Funds, especially those in a development or “platform” phase, may be expected to require additional financing to satisfy their working capital requirements or acquisition strategies. The amount of such additional financing needed will depend upon the maturity and objectives of the particular company. Each such round of financing (whether from the Fund, Portfolio Fund or other investors) is typically intended to provide the company with enough capital to reach the next major corporate milestone. If the funds provided are not sufficient, the company may have to raise additional capital at a price unfavorable to the existing investors, including the Fund and a Portfolio Fund. In addition, the Fund may make additional debt and equity investments or exercise warrants, options, or convertible securities that were acquired in the initial investment in such company in order to preserve the Fund’s proportionate ownership when a subsequent financing is planned, or to protect the Fund’s investment when such company’s performance does not meet expectations. The availability of capital is generally a function of capital market conditions that are beyond the control of the Fund, a Portfolio Fund or any portfolio company. There can be no assurance that a portfolio company will be able to predict accurately the future capital requirements necessary for success or that additional funds will be available from any source.
The Fund may be subject to risks associated with investments in restructurings.
The Fund, either directly through
Co-Investments
or indirectly through Portfolio Funds, may make investments in restructurings that involve portfolio companies that are experiencing or are expected to experience financial difficulties. These financial difficulties may never be overcome and may cause such company to become subject to bankruptcy proceedings. Such investments could, in certain circumstances, subject the Fund to certain additional potential liabilities that may exceed the value of the Fund’s original investment therein. For example, under certain circumstances, a lender who has inappropriately exercised control over the management and policies of a debtor may have its claims subordinated or disallowed or may be found liable for damages suffered by parties as a result of such actions. In addition, under certain circumstances, payments to the Fund and distributions by the Fund to the investors may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance, preferential payment, or similar transaction under applicable bankruptcy and insolvency laws.
The Fund may be subject to risks associated with investments in mezzanine securities.
M
ezzanine securities generally are rated below investment grade and frequently are unrated and present many of the same risks as senior loans, second lien loans and non-investment
grade bonds. However, unlike senior loans and second lien loans, mezzanine securities are not a senior or secondary secured obligation of the related borrower. They typically are the most subordinated debt obligation in an issuer’s capital structure. Mezzanine securities also may often be unsecured. Mezzanine securities therefore are subject to the additional risk that the cash flow of the related borrower and the property securing the loan may be insufficient to repay the scheduled after giving effect to any senior obligations of the related borrower. Mezzanine securities are also expected to be a highly illiquid investment. Mezzanine securities will be subject to certain additional risks to the extent that such loans may not be protected by financial covenants or limitations upon additional indebtedness. Investment in mezzanine securities is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of debt obligations.
The Fund may be subject to risks associated with investments in bank loans.
The market for bank loans may not be highly liquid and the Fund may have difficulty selling them. These investments are subject to both interest rate risk and credit risk, and the risk of non-payment
of scheduled interest or principal. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower.

General Risks of Investing in the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General Risks of Investing in the Fund
The Fund and the Portfolio Funds are subject to general investment risks.
There is no assurance that the Fund will achieve its investment objective. There is also no assurance that the portfolio managers will be successful in choosing, making and realizing investments in any Portfolio Fund,
Co-Investment
or operating company or portfolio of companies. Additionally, there can be no assurance that the Fund will be able to generate returns for its Shareholders or that Shareholders will receive any distribution from the Fund. All investments involve the risk of loss of capital. Accordingly, an investment in the Fund should only be considered by persons for whom a speculative, illiquid, and long-term investment is an appropriate component of a larger investment program and who can afford a loss of their entire investment. Past performance of investment entities associated with Lexington and its affiliates provides no assurance of future success.
The Fund and the Portfolio Funds are subject to risks associated with the use of financial projections.
Estimates or projections of market conditions, prices, and supply and demand dynamics are key factors in evaluating potential investment opportunities and valuing the Fund’s investments and related assets. These estimates are subject to wide variances based on changes in market conditions, underlying assumptions, commodity prices, and technical or investment-related assumptions. The Manager, Lexington and FAV will generally evaluate investment opportunities on the basis of financial projections. Projected operating results of specific investments will often be based on the judgments by the management of the underlying portfolio company. In all cases, projections are only estimates of future results that are based upon assumptions made at the time that the projections are developed. There can be no assurance that the projected results will be obtained, and actual results may vary significantly from the projections. General economic conditions, which are not predictable, can have a material adverse impact on the reliability of such projections.
The Fund will rely on third-party sponsors.
The Fund expects to invest in third party-sponsored Portfolio Funds. The Fund will not have an active role in the management of such funds or their portfolio investments and therefore will not have the opportunity to evaluate the specific investments made by any such fund after the Fund’s date of investment. Moreover, the Fund will likely not be able to dispose of its investment in any such fund despite poor performance. The returns of the Fund will depend significantly on the performance of these unrelated sponsors and could be substantially adversely affected by their poor performance. Additionally, Lexington will generally not be in a position to change an unrelated sponsor’s approach. Similarly, Lexington will typically not be able to negotiate the level of any fee offsets and will not be responsible for determining whether sponsors are correctly calculating fees or fee offsets. Lexington may not always receive full information from sponsors because certain of this information may be considered proprietary. The lack of access to information may make it more difficult for Lexington to select and evaluate potential investments.
The Fund and the Portfolio Funds are subject to risks associated with inflation.
The U.S. and other developed economies have recently begun to experience higher-than normal inflation rates. It remains uncertain whether substantial inflation in the U.S. and other developed economies will be sustained over an extended period of time or have a significant effect on the U.S. or other economies. Inflation and rapid fluctuations in inflation rates have had in the past, and may in the future have, negative effects on economies and financial markets, particularly in emerging economies. For example, if an underlying portfolio company is unable to increase its revenue in times of higher inflation, its profitability may be adversely affected. Underlying portfolio companies may have revenues linked to some extent to inflation, including, without limitation, by government regulations and contractual arrangement. As inflation rises, an underlying portfolio company may earn more revenue but may incur higher expenses. As inflation declines, an underlying portfolio company may not be able to reduce expenses commensurate with any resulting reduction in revenue. Furthermore, wages and prices of inputs increase during periods of inflation, which can negatively impact returns on investments. In an attempt to stabilize inflation, countries may impose wage and price controls or otherwise intervene in the economy. Governmental efforts to curb inflation often have negative effects on the level of economic activity. There can be no assurance that inflation will not become a serious problem in the future and have an adverse impact on the Fund returns. There can be no assurance that continued and more wide-spread inflation in the U.S. and/or other economies will not become a serious problem in the future and have a material adverse impact on the Fund’s returns.
The Fund and the Portfolio Funds are subject to risks associated with general economic and market conditions.
The success of the Fund’s activities will be affected by general economic and market conditions in the relevant economy (whether within or outside the U.S.), such as interest rates, availability of credit, credit defaults, inflation rates, economic uncertainty, changes in applicable laws and regulations (including laws relating to taxation of the Fund’s investments), trade barriers, currency exchange controls, continued technology disruption, tax reform or other significant policy changes as well as national and international political, environmental, and socioeconomic circumstances (including wars, terrorist acts, security operations or public health considerations) in respect of the countries in which the Fund may invest. These factors may affect the level and volatility of securities prices and the liquidity of the Portfolio Funds, which could impair the Fund’s profitability or result in losses. In addition, general fluctuations in the market prices of securities and interest rates may affect the Fund’s investment opportunities and the value of the Portfolio Funds. Each of Lexington’s and FAV’s financial condition may be adversely affected by a significant general economic downturn and Lexington or FAV may be subject to legal, regulatory, reputational, and other unforeseen risks that could have a material adverse effect on each of Lexington’s and FAV’s businesses and operations, which could impact the Fund. Moreover, a recession, slowdown and/or sustained downturn in the U.S. or global economy (or any particular segment thereof) or weakening of credit markets may (i) adversely affect the Fund’s profitability, (ii) impede the ability of the Portfolio Funds to perform, (iii) impair the Fund’s ability to effectively exit the
Portfolio Funds on favorable terms and (iv) have an adverse impact on the availability of credit to business generally, which in turn may have an adverse impact on the business and operations of the Fund. In addition, rapid changes in inflation could have a negative effect on the performance of the Fund. Any of the foregoing events could result in substantial or total losses to the Fund in respect of certain Portfolio Funds, which losses will likely be exacerbated if the Fund chooses to establish a credit facility or use other leverage at the Fund level or at the individual investment level. Any market turmoil, coupled with the threat of an economic slow-down, as well as a perceived increase in counterparty default risk, may have an adverse impact on the availability of credit to businesses generally or which otherwise may have an adverse impact on the business and operations of the Fund, restrict the Fund’s investment activities, and/or impede the Fund’s ability to effectively achieve its investment objective. In addition, economic problems in a single country are increasingly affecting other markets and economies. A continuation of this trend could adversely affect global economic conditions and world markets and, in turn, could adversely affect the Fund’s performance. Investment results may vary substantially on a monthly, quarterly or annual basis. The impact of global market conditions on performance is uncertain, and future results may be lower than reported as of the date hereof.
The public markets are currently experiencing significant volatility and many observers believe a global economic downturn or recession is possible. The extent and duration of such environment, to the private equity industry and global markets as a whole, is currently unknown. For this reason, valuations in this environment are subject to heightened uncertainty and subject to numerous subjective judgments, any or all of which could turn out to be incorrect with the benefit of hindsight. Furthermore, traditional valuation approaches that have been used historically may need to be modified in order to effectively capture fair value of private investments in the midst of significant volatility or market dislocation. In light of recent volatility occurring in the markets since such date, material declines from any performance data contained herein have occurred as of the date hereof with respect to certain portfolio investments of Lexington’s funds and further declines are possible. Investors should therefore attach correspondingly qualified consideration to such performance information.
If, due to extraordinary market conditions or other reasons, the Fund and other private investment funds managed by Lexington, FAV or its affiliates were to incur substantial losses, the revenues of the Manager, Lexington, FAV and their affiliates would decline substantially. Such losses may hamper the Manager, Lexington, FAV and their affiliates’ ability to (i) retain employees and (ii) provide the same level of service to the Fund as it has in the past.
The Fund has no operating history.
The Fund is a newly organized,
non-diversified,
closed-end
management investment company with no operating history. The Fund does not have any historical financial statements or other meaningful operating or financial data on which potential investors may evaluate the Fund and its performance.
The Fund is subject to conflicts of interest.
An investment in the Fund is subject to a number of actual or potential conflicts of interest. As a result, the Manager, Lexington, FAV and/or their affiliates have an incentive to enter into arrangements with the Fund, and face conflicts of interest when balancing that incentive against the best interests of the Fund. The Manager, Lexington, FAV and/or their affiliates also face conflicts of interest in their service as investment adviser to other clients, and, from time to time, make investment decisions that differ from and/or negatively impact those made by the Manager, Lexington and/or FAV on behalf of the Fund. See “Potential Conflicts of Interest” below.
The Board may change the Fund’s investment objective and strategies without Shareholder approval.
The Board will have the authority to modify or waive certain of the Fund’s operating policies and strategies without prior notice and without Shareholder approval (except as required by the 1940 Act or other applicable laws). The Fund cannot predict the effects that any changes to its current operating policies and strategies would have on the Fund’s business, operating results and value of its Shares. Nevertheless, the effects may adversely affect the Fund’s business and impact its ability to make distributions.
The Fund is actively managed and subject to management risk.
The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s ability to achieve its investment objective depends upon Lexington’s and FAV’s skills in determining the Fund’s allocation of its assets and in selecting the best mix of investments. There is a risk that Lexington’s and FAV’s evaluations and assumptions regarding asset classes or investments may be incorrect in view of actual market conditions. Lexington and FAV each will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Fund may be subject to a relatively high level of management risk because the Fund invests in Private Assets, which are highly specialized instruments that require investment techniques and risk analyses different from those associated with investing in public equities and bonds. The Fund’s allocation of its investments across Portfolio Funds,
Co-Investments
and other portfolio investments representing various strategies, geographic regions, asset classes and sectors may vary significantly over time based on Lexington’s or FAV’s analysis and judgment. As a result, the particular risks most relevant to an investment in the Fund, as well as the overall risk profile of the Fund’s portfolio, may vary over time. It is possible that the Fund will focus on an investment that performs poorly or underperforms other investments under various market conditions.
The Fund’s performance will depend on Lexington, FAV and key personnel.
Investors in the Fund are placing their investment in the discretion of, and are dependent upon the skill and experience of, Lexington, FAV and the Fund’s investment professionals and investors will be relying on the ability of Lexington, FAV and such investment professionals to identify, select, structure and implement the investments to be made using the capital available to the Fund. In the event of the death, disability, or departure of key personnel of Lexington, FAV or their respective affiliates, the business and the performance of the Fund may be adversely affected. The interests of these professionals in the Lexington and FAV and the Incentive Fee should tend to discourage them from withdrawing participation in the Fund’s investment activities. However, there can be no assurance that any such professional will continue to be associated with Lexington, FAV or their respective affiliates throughout the life of the Fund or that any replacement will perform well. Some of the senior and other professionals involved in prior Lexington funds will not be part of the team working on the Fund. In addition, members of the investment team may work on other projects for and have other responsibilities at Lexington, FAV and their affiliates and may devote a substantial amount of their business time to other products. Conflicts of interest may arise in allocating management time, services or functions of the investment team and Lexington and FAV, and the ability of the members of the investment team to access other professionals and resources within Lexington or FAV for the benefit of the Fund may be limited.
The Fund’s strategy involves investments in “undervalued” assets.
The Fund’s investment strategy is based, in part, upon the premise that certain potential investments may be available for purchase by the Fund at “undervalued” prices. However, purchasing interests at what may appear to be “undervalued” or “discounted” levels is no guarantee that these investments will generate attractive risk-adjusted returns to the Fund, and such investments may be subject to further reductions in value. No assurance can be given that investments can be acquired at favorable prices or that the market for such interests will continue to improve. In addition, the Fund’s Incentive Fee structure could create an incentive to buy assets with steep discounts compared to their sponsor’s valuation of such assets.
Lexington’s due diligence process may entail evaluation of important and complex issues and may require outside consultants.
Before making an investment in a Portfolio Fund, Lexington will typically conduct due diligence that it deems reasonable and appropriate based on the facts and circumstances applicable to such investment. Due diligence generally entails evaluation of important and complex business, financial, tax, accounting, environmental, social, government, compliance and legal issues. Outside consultants, legal advisors, appraisers, accountants, investment banks, other third parties, and the private equity sponsors themselves often are involved in the sourcing and due diligence process and/or the ongoing operation of the Fund’s investments to varying degrees depending on the type of investment. Such involvement of third-party advisors or consultants presents a number of risks, including that Lexington has reduced control of the functions that are outsourced. In addition, if Lexington is unable to timely engage third-party providers, the Fund’s ability to evaluate and acquire more complex targets could be adversely affected. When conducting due diligence and making an assessment regarding an investment in an underlying fund, Lexington will rely on the resources available to it, including information provided by the target of the investment and, in some circumstances, third-party investigations. Representations made by a counterparty could be inaccurate, and the third-party investigations may not uncover risks. The due diligence investigation that Lexington carries out with respect to any investment opportunity may not reveal or highlight all relevant facts that are necessary or helpful in evaluating such investment opportunity. Moreover, such an investigation will not necessarily result in the investment being successful. Conduct occurring at the funds and operating companies in which the Fund invests, even activities that occurred prior to the Fund’s investment therein, could have an adverse impact on the Fund.
In circumstances where Lexington accesses
non-public
confidential information, there is a possibility that certain trading restrictions would apply to Lexington and its affiliates, which may affect the Fund’s ability to transact.
In addition, at times, the Fund’s investment opportunities will require rapid execution, and investment analyses and decisions by Lexington frequently will be undertaken on an expedited basis to take advantage of investment opportunities. In such cases, the information available to Lexington at the time an investment decision is made can be limited, and Lexington at times will not have access to detailed information regarding the investment. Therefore, no assurance can be given that Lexington will have knowledge of all circumstances that could adversely affect an investment. In addition, Lexington will from time to time involve independent consultants in connection with its evaluation or diligence of certain proposed investments. No assurance can be given as to the accuracy or completeness of the information provided by such independent consultants and the Fund may incur liability as a result of such consultants’ actions.
Secondary investments are highly illiquid and typically subject to significant transfer restrictions.
Limited partnership interests or other interests in which the Fund seeks to invest are highly illiquid and typically subject to significant transfer restrictions, including approval requirements from the fund’s general partner in its sole discretion and rights of first refusal in favor of other investors. Completion of transfers is often time-consuming and difficult. There can be no assurance that the Fund will be successful in closing on acquisitions of secondary interests, even in situations where it has signed a binding contract to acquire the investments.
The Fund will generally hold
non-controlling
interests in its Portfolio Funds or
Co-Investments.
The Fund will generally hold
non-controlling
interests in its Portfolio Funds or
Co-Investments.
The Fund may have a limited ability to protect its position in such Portfolio Funds or
Co-Investments
(other than by exercise of those rights afforded to limited partners). The Fund may make investments with other third parties through acquisition vehicles, joint ventures, or other entities. The Fund may co-invest
with third parties through consortiums of private equity investors, joint ventures or other entities. Such investments may involve risks in connection with such third-party involvement, including the possibility that a third-party co-venturer
may have financial, legal, or regulatory difficulties, resulting in a negative impact on such investment, may have economic or business interests or goals that are inconsistent with those of the Fund, or may be in a position to take (or block) action in a manner contrary to the Fund’s investment objectives. In addition, the Fund may in certain circumstances be liable for the actions of its third-party co-venturers.
The Fund has a broad investment mandate.
The investment strategy of the Fund covers a broad range of fund strategies and geographic regions. Moreover, the types of investment structures utilized by, and securities invested in, by Secondary Funds continue to evolve and include, for example, investments in special purpose acquisition companies (whether in an IPO or thereafter, through a “PIPE” investment or otherwise). Investors must rely upon the ability of the Manager, Lexington and FAV to identify, structure and implement investments that they believe are consistent with the Fund’s overall investment objectives and policies at such times as they determine. There are no material limitations on the funds, companies, markets or countries in which the Fund may invest. Subject to the foregoing, the Fund may, indirectly through the Portfolio Funds, make investments in various types of instruments, including partnership interests and preferred and common stock, and across asset classes.
Investments in the Fund will be primarily illiquid.
The Fund is designed primarily for long-term investors. An investment in the Fund, unlike an investment in a traditional listed closed-end
fund, should be considered illiquid. The Shares are appropriate only for investors who are comfortable with investment in less liquid or illiquid portfolio investments within an illiquid fund. An investment in the Shares is not suitable for investors who need access to the money they invest. Unlike open-end
funds (commonly known as mutual funds), which generally permit redemptions on a daily basis, the Shares will not be redeemable at a Shareholder’s option. Unlike stocks of listed closed-end
funds, the Shares are not listed, and are not expected to be listed, for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. The Fund’s investments in Private Assets will be illiquid and typically cannot be transferred or redeemed for a substantial period of time. The Shares are designed for long-term investors, and the Fund should not be treated as a trading vehicle.
There can be no assurance that the Fund will conduct repurchase offers in a particular period.
Although the Board may, in its sole discretion, cause the Fund to offer to repurchase outstanding Shares at their net asset value and the Manager intends to recommend that, in normal market circumstances, the Board authorize the Fund to conduct quarterly repurchase offers of no more than 5% of the Fund’s net assets. Shares are considerably less liquid than shares of funds that trade on a stock exchange, or shares of open-end
registered investment companies. It is possible that the Fund may be unable to repurchase all of the Shares that a Shareholder tenders due to the illiquidity of the Fund investments or if the Shareholders request the Fund to repurchase more Shares than the Fund is then offering to repurchase. Moreover, one or more feeder vehicles will be formed to facilitate indirect investments in the Fund by certain investors. Requests by these investors to withdraw their interests in a feeder vehicle are expected to result in tenders by the feeder vehicle in a tender offer by the Fund and could contribute to an over-subscription of a particular tender offer. In addition, substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares.
There can be no assurance that the Fund will conduct repurchase offers in any particular period and Shareholders may be unable to tender Shares for repurchase for an indefinite period of time. The Manager currently expects to recommend to the Board that the Fund conducts its first repurchase offer following the second full quarter of Fund operations (or such earlier or later date as the Board may determine).
There will be a substantial period of time between the date as of which Shareholders must submit a request to have their Shares repurchased and the date they can expect to receive payment for their Shares from the Fund. Shareholders whose Shares are accepted for repurchase bear the risk that the Fund’s net asset value may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to request that the Fund repurchase their Shares without the benefit of having current information regarding the value of Shares on a date proximate to the date on which Shares are valued by the Fund for purposes of effecting such repurchases. See “Repurchase of Shares.”
Offers for repurchases of Shares, if any, may be suspended, postponed or terminated by the Board under certain circumstances. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and the underlying investments of the Fund. Additionally, because Shares are not listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Shareholders unless called for under the provisions of the 1940 Act.
The Fund will have access to confidential information.
The Fund will likely have access to or acquire confidential information relating to its investments. The Fund will likely limit the information reported to its investors with respect to such investments.
Shares are not freely transferable.
Transfers of Shares may be made only by operation of law pursuant to the death, divorce, insolvency, bankruptcy, or adjudicated incompetence of the Shareholder or with the prior written consent of the Board, which may be withheld in the Board’s sole discretion. Notice to the Fund of any proposed transfer must include evidence satisfactory to the Board that the proposed transferee, at the time of transfer, meets any requirements imposed by the Fund with respect to investor eligibility and suitability.
The Fund is classified as
non-diversified
for purposes of the 1940 Act.
The Fund is classified as a
“non-diversified”
investment company for purposes of the 1940 Act, which means it is not subject to percentage limitations under the 1940 Act on assets that may be invested in the securities of any one issuer.
As a
non-diversified
investment company, investors have no assurance as to the degree of diversification of the Fund’s investments, either by strategy, vintage, sponsor, asset type, industry, geographic region or sector. Lexington will seek to make investments on behalf of the Fund across a range of asset classes, industries and geographies taking into account prevailing market conditions and available investment opportunities, but the Fund’s investments may be focused on a limited number of investment opportunities, asset classes, vintages, industries or geographic regions, subject to compliance with applicable law. To the extent the Fund’s investments are focused on a particular underlying fund or related funds, sponsor, asset type, industry, security or geographic region, its investments will become more susceptible to fluctuations in value resulting from adverse economic or business conditions with respect thereto. Certain sponsors, vintages, geographic regions and/or industries in which the Fund may be heavily invested may be more adversely affected by economic pressures when compared to other sponsors, vintages, geographic regions and/or industries. As a consequence, the Fund’s performance may be adversely affected by the unfavorable performance of one or a limited number of investments. Moreover, there are no assurances that any or all of the Fund’s investments will perform well or avoid loss, and if certain investments perform unfavorably, for the Fund to achieve above-average returns, one or a few of its other investments must perform very well. There are no assurances that this will be the case.
Having a larger percentage of assets in a smaller number of issuers makes a non-diversified
fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund. However, the Fund will be subject to the diversification requirements applicable to regulated investment companies under Subchapter M of the Code.
The Fund’s investments may be difficult to value.
The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are valued at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market instability, human error, or, with respect to securities for which there are no readily available market quotations, the inherent difficulty in determining the fair value of certain types of investments. The Manager may, but is not required to, use an independent pricing service or prices provided by dealers to value securities at their market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value.
A substantial portion of the Fund’s assets are expected to consist of Portfolio Funds and
Co-Investments
for which there are no readily available market quotations. The information available in the marketplace for such companies, their securities and the status of their businesses and financial conditions is often extremely limited, outdated and difficult to confirm. Such securities are valued by the Fund at fair value as determined pursuant to policies and procedures approved by the Board. In determining fair value, the Manager is required to consider all appropriate factors relevant to value and all indicators of value available to the Fund. The determination of fair value necessarily involves judgment in evaluating this information in order to determine the price that the Fund might reasonably expect to receive for the security upon its current sale. The most relevant information may often be provided by the issuer of the securities. Given the nature, timeliness, amount and reliability of information provided by the issuer, fair valuations may become more difficult and uncertain as such information is unavailable or becomes outdated.
The value at which the Fund’s investments can be liquidated may differ, sometimes significantly, from the valuations assigned by the Fund. In addition, the timing of liquidations may also affect the values obtained on liquidation. The Fund will invest a significant amount of its assets in private market investments for which no public market exists. There can be no guarantee that the Fund’s investments could ultimately be realized at the Fund’s valuation of such investments. In addition, the Fund’s compliance with the asset diversification tests under the Code depends on the fair market values of the Fund’s assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes in order to cure a violation thereof.
The Fund’s net asset value is a critical component in several operational matters including computation of the Advisory Fee, the Incentive Fee and the Distribution and Servicing Fee, and determination of the price at which the Shares will be offered and at which a repurchase offer will be made. Consequently, variance in the valuation of the Fund’s investments will impact, positively or negatively, the fees and expenses Shareholders will pay, the price a Shareholder will receive in connection with a repurchase offer and the number of Shares an investor will receive upon investing in the Fund. It is expected that the Fund will accept purchases of Shares as of the first business day of each month. The number of Shares a Shareholder will receive will be based on the Fund’s most recent net asset value, which will be calculated for the last business day of the preceding month (
i.e.
, one business day prior to date on which the Fund will accept purchases). For more information regarding the Fund’s subscription process, see “Purchasing Shares.”
The Manager generally expects to receive information for the Fund’s investments in private market investments, including Portfolio Funds and
Co-Investments,
on which it will base the Fund’s net asset value only as of each calendar quarter end and on a significant delay. The Manager generally does not expect to receive updated information intra quarter for such investments. As a result, the Fund’s net asset value for periods other than calendar quarter end will likely be based on information from the prior quarter. The Fund may need to liquidate certain investments, including its investments in private market investments, in order to repurchase Shares in connection with a repurchase offer. A subsequent decrease in the valuation of the Fund’s investments after a repurchase offer could potentially disadvantage remaining Shareholders to the benefit of Shareholders whose Shares were accepted for repurchase. Alternatively, a subsequent increase in the valuation of the Fund’s investments could potentially disadvantage Shareholders whose Shares were accepted for repurchase to the benefit of remaining Shareholders. Similarly, a subsequent decrease in the valuation of the Fund’s investments after a subscription could potentially disadvantage subscribing investors to the benefit of pre-existing
Shareholders, and a subsequent increase in the valuation of the Fund’s investments after a subscription could potentially disadvantage pre-existing
Shareholders to the benefit of subscribing investors. For more information regarding the Fund’s calculation of its net asset value, see “Net Asset Valuation.”
The Fund cannot guarantee the amount or frequency of distributions.
The amount of distributions that the Fund may pay is uncertain. The Fund expects to pay distributions out of assets legally available for distribution from time to time, at the sole discretion of the Board, and otherwise in a manner to comply with Subchapter M of the Code. See “Distributions.” Nevertheless, the Fund cannot assure Shareholders that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year
increases in cash distributions. The Fund’s ability to pay distributions may be adversely affected by the impact of the risks described in this Prospectus. All distributions will depend on the Fund’s earnings, its net investment income, its financial condition, and such other factors as the Board may deem relevant from time to time.
The Fund cannot guarantee that it will make distributions. The Fund may finance its cash distributions to Shareholders from any sources of funds available to the Fund, including offering proceeds, borrowings, net investment income from operations, capital gains proceeds from the sale of assets (including fund investments), non-capital
gains proceeds from the sale of assets (including fund investments), dividends or other distributions paid to the Fund on account of preferred and common equity investments by the Fund in Portfolio Funds and/or
Co-Investments
and expense reimbursements from the Manager. The Fund has not established limits on the amount of funds the Fund may use from available sources to make distributions. The repayment of any amounts owed to the Manager or its affiliates will reduce future distributions to which you would otherwise be entitled.
Additional subscriptions will dilute the voting interest of existing Shareholders.
The Fund intends to accept additional subscriptions for Shares, and such subscriptions will dilute the voting interest of existing Shareholders in the Fund. Additional subscriptions will also dilute the indirect interests of existing Shareholders in the Fund investments prior to such purchases, which could have an adverse impact on the existing Shareholders’ interests in the Fund if subsequent Fund investments underperform the prior investments.
The Fund and certain service providers may have access to Shareholders’ personal information.
The Manager, Lexington, FAV, the auditors, the custodian and the other service providers to the Fund may receive and have access to personal data relating to Shareholders, including information contained in a prospective investor’s subscription documents and arising from a Shareholder’s business relationship with the Fund, the Manager, Lexington and/or FAV. Such information may be stored, modified, processed or used in any other way, subject to applicable laws, by the Manager, Lexington, FAV and by the Fund’s other service providers and their agents, delegates, sub-delegates
and certain third parties in any country in which such person conducts business. Subject to applicable law, Shareholders may have rights in respect of their personal data, including a right to access and rectification of their personal data and may in some circumstances have a right to object to the processing of their personal data.
Lexington and its affiliates manage funds and accounts with similar strategies and objectives to the Fund.
Lexington and its affiliates are investment advisers to various clients for whom they make private equity investments of the same type as the Fund. Lexington and its affiliates also may agree to act as investment adviser to additional clients that make private equity investments of the same type as the Fund. In addition, Lexington will be permitted to organize other pooled investment vehicles with principal investment objectives different from those of the Fund. It is possible that a particular investment opportunity would be a suitable investment for the Fund and such clients or pooled investment vehicles. See “Potential Conflicts of Interest” below.
The Fund may be subject to leverage risk.
The use of leverage creates an opportunity for increased Share gains, but also creates risks for Shareholders. The Fund cannot assure Shareholders that the use of leverage, if employed, will benefit the common shares. Any leveraging strategy the Fund employs may not be successful.
Leverage involves risks and special considerations for Shareholders, including:

•	the likelihood of greater volatility of NAV of the Shares than a comparable portfolio without leverage;

•	the risk that fluctuations in interest rates or dividend rates on any leverage that the Fund must pay will reduce the return to Shareholders;

•	the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged; and

•	leverage may increase operating costs, which may reduce total return.
Any decline in the NAV of the Fund’s investments will be borne entirely by Shareholders. Therefore, if the market value of the Fund’s portfolio declines, leverage will result in a greater decrease in NAV to Shareholders than if the Fund were not leveraged. While the Fund may from time to time consider reducing any outstanding leverage in response to actual or anticipated changes in interest rates in an effort to mitigate the increased volatility of current income and NAV associated with leverage, there can be no assurance that the Fund will actually reduce any outstanding leverage in the future or that any reduction, if undertaken, will benefit Shareholders. Changes in the future direction of interest rates are very difficult to predict accurately. If the Fund were to reduce any outstanding leverage based on a prediction about future changes to interest rates, and that prediction turned out to be incorrect, the reduction in any outstanding leverage may reduce the income and/or total returns to Shareholders relative to the circumstance where the Fund had not reduced any of its outstanding leverage.
Certain types of leverage used by the Fund may result in the Fund being subject to covenants relating to asset coverage and portfolio composition requirements. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the short-term corporate debt securities or preferred shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. Lexington and FAV do not believe that these covenants or guidelines will impede it from managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies.
In addition to the foregoing, the use of leverage treated as indebtedness of the Fund for U.S. federal income tax purposes may reduce the amount of Fund dividends that are otherwise eligible for the dividends received deduction in the hands of corporate Shareholders.

Other Investment Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Investment Risks
The Fund will hold cash, money market instruments and other short-term investments which may lower the Fund’s performance.
For temporary defensive purposes, the Fund may invest up to 100% of its assets in cash equivalents and short-term debt securities. Short-term debt securities are defined to include, without limitation, the following:

•
U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government securities include securities issued by: (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration and Government National Mortgage Association, the securities of which are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks and Tennessee Valley Authority, the securities of which are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, the securities of which are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, the securities of which are supported only by its credit. While the U.S.

government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities. Consequently, the value of such securities may fluctuate.

•
Certificates of deposit issued against funds deposited in a bank or a savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return and are normally negotiable. The issuer of a certificate of deposit agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Certificates of deposit purchased by the Fund may not be fully insured by the Federal Deposit Insurance Corporation.

•	Repurchase agreements, which involve purchases of debt securities.

•
Commercial paper, which consists of short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for such notes. However, they are redeemable by the Fund at any time. The Manager, Lexington and/or FAV will consider the financial condition of the corporation (e.g., earning power, cash flow and other liquidity ratios) and will continuously monitor the corporation’s ability to meet all of its financial obligations, because the Fund’s liquidity might be impaired if the corporation were unable to pay principal and interest on demand. Investments in commercial paper will be limited to commercial paper rated in the highest categories by a major rating agency and which mature within one year of the date of purchase or carry a variable or floating rate of interest.

The Fund may be subject to risks associated with below investment grade securities.
The Fund may invest in securities that are rated, at the time of investment, below investment grade quality (rated Ba/BB or below, or judged to be of comparable quality by the Manager, Lexington and/or FAV), which are commonly referred to as “high yield” or “junk” bonds and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due. The value of high yield, lower quality bonds is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high yield bonds are not perceived to be as strong financially as those with higher credit ratings. These issuers are more vulnerable to financial setbacks and recession than more creditworthy issuers, which may impair their ability to make interest and principal payments. Lower grade securities may be particularly susceptible to economic downturns. It is likely that an economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.
Lower grade securities, though often high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The secondary market for lower grade securities may be less liquid than that for higher rated securities. Adverse conditions could make it difficult at times for the Fund to sell certain securities or could result in lower prices than those used in calculating the Fund’s net asset value. Because of the substantial risks associated with investments in lower grade securities, you could lose money on your investment in the Fund, both in the short-term and the long-term.
The prices of fixed-income securities generally are inversely related to interest rate changes; however, below investment grade securities historically have been somewhat less sensitive to interest rate changes than higher quality securities of comparable maturity because credit quality is also a significant factor in the valuation of lower grade securities. On the other hand, an increased rate environment results in increased borrowing costs generally, which may impair the credit quality of low-grade
issuers and thus have a more significant effect on the value of some lower grade securities. In addition, the current low rate environment has expanded the historic universe of buyers of lower grade securities as traditional investment grade oriented investors have been forced to accept more risk in order to maintain income. As rates rise, these recent entrants to the low-grade
securities market may exit the market and reduce demand for lower grade securities, potentially resulting in greater price volatility.
The ratings of Moody’s, S&P, Fitch and other rating agencies represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, the Manager, Lexington and/or FAV also will independently evaluate these securities and the ability of the issuers of such securities to pay interest and principal. To the extent that the Fund invests in lower grade securities that have not been rated by a rating agency, the Fund’s ability to achieve its investment objective will be more dependent on the Manager’s, Lexington’s and/or FAV’s credit analysis than would be the case when the Fund invests in rated securities.
The Fund may invest in securities rated in the lower rating categories (rated as low as D, or unrated but judged to be of comparable quality by the Manager, Lexington and/or FAV). For these securities, the risks associated with below investment grade instruments are more pronounced.
The Fund may be subject to risks associated with corporate bonds.
The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The market value of intermediate and longer term corporate bonds is generally more sensitive to changes in interest rates than is the market value of shorter term corporate bonds. The market value of a corporate bond also may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the market place, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments. Corporate bonds of below investment grade quality are subject to the risks described above under “—
The Fund may be subject to risks associated with below investment grade securities
.”
The Fund may make
non-U.S.
Investments, which are subject to additional risks.
The Fund, either directly through
Co-Investments
or indirectly through Portfolio Funds, may invest a portion of its assets in operating companies organized, headquartered and/or focused on investments outside the United States.
Non-U.S.
securities, including those held by Portfolio Funds, involve certain risks not typically associated with investing in U.S. securities, including risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various
non-U.S.
currencies in which
non-U.S.
investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences in conventions relating to documentation, settlement, corporate actions, stakeholder rights and other matters; (iii) differences between the U.S. and
non-U.S.
securities markets, including potential price volatility in, and relative illiquidity of, some
non-U.S.
securities markets; (iv) the absence of uniform accounting, auditing, and financial reporting standards, practices and disclosure requirements and less government supervision and regulation in some countries; (v) certain economic, social and political risks, including potential exchange control regulations and restrictions on
non-U.S.
investment and repatriation of capital, the risks of political, economic or social instability, including the risk of sovereign defaults, and the possibility of expropriation or confiscatory taxation and adverse economic and political development; (vi) the possible imposition of
non-U.S.
taxes on income and gains recognized with respect to such securities; (vii) differing, and potentially less well-developed or well-tested laws regarding corporate governance, fiduciary duties, the protection of investors and intellectual property rights; (viii) differences in the legal and regulatory environment or enhanced legal and regulatory compliance; (ix) political hostility to investments by foreign or private equity investors; and (x) less publicly available information. In addition, investments (including their underlying portfolio companies) with operations in
non-U.S.
jurisdictions may be involved in restructurings, bankruptcy proceedings and/or reorganizations that are not subject to laws and regulations that are similar to the U.S. Bankruptcy Code and the rights of creditors afforded in U.S. jurisdictions. To the extent such
non-U.S.
laws and regulations do not provide the Fund and/or Portfolio Fund with equivalent rights and privileges necessary to promote and protect its interest in any such proceeding, the Fund’s investments may be adversely affected. While Lexington and FAV intend, where deemed appropriate, to manage the Fund in a manner that will minimize exposure to the foregoing risks to the extent practicable, there can be no assurance that adverse developments with respect to such risks will not adversely affect the assets of the Fund that are held in certain countries.
The Fund may invest in emerging markets, which are subject to additional risks.
The Fund, either directly through
Co-Investments
or indirectly through Portfolio Funds, may invest in
non-U.S.
securities of issuers in
so-called
“emerging markets” (or lesser developed countries, including countries that may be considered “frontier” markets). Such investments are particularly speculative and entail all of the risks of investing in
Non-U.S.
Securities but to a heightened degree. “Emerging market” countries generally include every nation in the world except developed countries, that is, the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent
trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. Governmental laws or restrictions applicable to such investments; (iv) national policies that may limit the Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property.
Foreign investment in certain emerging market countries may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market issuers and increase the costs and expenses of the Fund. Certain emerging market countries require governmental approval prior to investments by foreign persons in a particular issuer, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors.
Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely.
Many emerging markets have histories of political instability and abrupt changes in policies and these countries may lack the social, political and economic stability characteristic of more developed countries. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the Fund’s investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests. In such a dynamic environment, there can be no assurances that any or all of these capital markets will continue to present viable investment opportunities for the Fund.
Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. Governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.
Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost.
The Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.
The Fund may invest in the European Union, which is subject to additional risks.
The long-term financial stability of the Eurozone remains uncertain and difficult to predict. The possibility of a sovereign default remains a risk in countries where gross government debt, as a percentage of gross domestic product, remains relatively high by comparison to other countries in the EU, and especially taking into account the extraordinary indebtedness incurred in managing the coronavirus pandemic. A particularly high level of government debt may be unsustainable for a country that has, and continues to endure, vulnerabilities such as weak fundamentals, weak economic growth and / or high unemployment and that has yet to implement or benefit from long-term economic reforms. A default on sovereign debt, although a remote risk, could have a material impact on economic conditions and market activity in the Eurozone and elsewhere in the EU. For example, default by a participating member state could contribute to the collapse of the Eurozone as it is constituted today, or possibly result in the defaulting member state ceasing to use the Euro as its national currency, or even provide a stimulus for one or more member states to withdraw from EU membership—any of which could have an adverse impact on the Fund. Moreover, any structural instability of the Eurozone could have negative implications for the European financial industry and the global economy as a whole because of counterparty risks, exposures and other “systemic” risks. A potential effect would be an immediate reduction of liquidity for particular investments in economically connected countries, thereby impairing the value of such investments. Uncertain economic conditions generally affect markets adversely. Volatility in the global credit markets typically makes it more difficult for issuers and borrowers to obtain favorable financing or refinancing arrangements that may be needed to execute the Fund’s investment strategy. Uncertainty in the Eurozone could have an adverse effect on the Fund’s by affecting the performance of its investments (whether made in a country that is at greater risk of default or in a country that is economically connected) and its ability to fulfill its investment objectives.
The stability of certain European financial markets has deteriorated and speculation as to the possibility of additional defaults by sovereign states in Europe in respect of their obligations has increased. Given current market conditions of relatively weak growth in many EU member states (which are expected to continue in the near to medium term), there is a risk that default of certain participating member states of the EU could lead to the collapse of the Eurozone as it is constituted today or that certain member states of the EU could cease to use the Euro as their national currency. Moreover, financial and economic developments in one EU member state could impact economic and financial conditions among other EU member states. Any such development could have an adverse effect on the Fund, the performance of its investments and the Fund’s ability to effectively achieve its investment objectives. Any deterioration in the economic environment caused directly or indirectly by such a default is likely to have a direct effect on the creditworthiness of borrowers and / or issuers, thereby impacting the value of the investment portfolio generally and adversely affecting the Fund’s ability to generate attractive risk-adjusted investment returns.
The Fund may be impacted by turmoil in the U.S. and global financial markets.
There can be no assurances that conditions in the global financial markets will not worsen and/or adversely affect one or more of the funds in which the Fund invests (including with respect to performing under or refinancing their existing obligations), its access to capital or leverage, its ability to effectively deploy its capital or realize portfolio investments on favorable terms or its overall performance. The Fund’s investment strategy and the availability of opportunities satisfying the Fund’s risk-adjusted return parameters relies in part on the continuation of certain trends and conditions observed in the financial markets and in some cases the improvement of such conditions. Trends and historical events do not imply, forecast or predict future events and, in any event, past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made or the beliefs and expectations currently held by the Manager, Lexington or FAV will prove correct and actual events and circumstances may vary significantly.
The Fund may be subject to regional risk due to interdependence of markets.
Economic problems in a single country are increasingly affecting other markets and economies. A continuation of this trend could lead to local economic problems increasingly having an adverse effect on regional and even global economic conditions and markets. The market and the economy of a particular country in which the Fund invests is influenced by economic and market conditions in other countries in the same region or elsewhere in the world. Similarly, concerns about the fiscal stability and growth prospects of certain European countries in the last economic downturn had a negative impact on most economies of the Eurozone and global markets. A repeat of either of these crises or the occurrence of similar crises in the future could cause increased volatility in the economies and financial markets of countries throughout a region, or even globally.
The Fund may be subject to risks related to changes in foreign currency exchange rates.
A portion of the Fund’s investments, either directly through
Co-Investments
or indirectly through Portfolio Funds, and the income received by the Fund with respect to such investments, may be denominated primarily in foreign currencies. However, the books of the Fund will be maintained, and contributions to and distributions from the Fund generally will be made, in U.S. dollars. Accordingly, changes in currency exchange rates may adversely affect the dollar value of investment and the amounts of distributions, if any, to be made by the Fund. In addition, the Fund will incur costs in converting investment proceeds from one currency to another. Lexington or FAV may enter into hedging transactions designed to reduce such currency risks. Furthermore, Shares are denominated in U.S. dollars. Investors subscribing for Shares in any country in which U.S. dollars are not the local currency should note that changes in the value of exchange between U.S. dollars and such currency may have an adverse effect on the value, price, or income of the investment to such investor. There may be foreign exchange regulations applicable to investments in foreign currencies in certain jurisdictions. The fees, costs, and expenses incurred by investors in converting their local currency to U.S. dollars (if applicable) in order to meet drawdowns will be borne solely by such investor and will be in addition to the amounts required by such drawdowns.
To the extent unhedged, the value of the Fund’s positions in
non-U.S.
investments will fluctuate with U.S. dollar exchange rates as well as with the price changes of the investments in the various local markets and currencies. In such cases, an increase in the value of the U.S. dollar compared to the other currencies in which the Fund makes investments will reduce the effect of any increases and magnify the effect of any decreases in the prices of the Fund’s securities in their local markets and may result in a loss to the Fund. Conversely, a decrease in the value of the U.S. dollar will have the opposite effect on the Fund’s
non-U.S.
dollar investments.
Each prospective investor should consult with its own counsel and advisors as to all legal, tax, financial, and related matters concerning an investment in the Interests.
The Fund may be impacted by international trade policy.
The future of global free trade, and the approach of the U.S. government to tariffs and international trade policy generally, is uncertain. Some foreign governments have instituted tariffs on certain U.S. goods and have indicated a willingness to impose additional tariffs on U.S. products. Global trade disruption, significant introductions of trade barriers and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of the Fund.
The Fund may be subject to risks related to investments in other registered investment companies.
The Fund may invest in the securities of other registered investment companies to the extent that such investments are consistent with the Fund’s investment objective and permissible under the 1940 Act. Under Section 12(d)(1) of the 1940 Act, unless an exemption is available, the Fund may not acquire the securities of other registered investment companies if, as a result: (i) more than 10% of the Fund’s total assets would be invested in securities of other registered investment companies; (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one registered investment company being held by the Fund; or (iii) more than 5% of the Fund’s total assets would be invested in any one registered investment company. Rule
12d1-4
under the 1940 Act provides an exemption, subject to certain conditions, to permit acquiring funds to invest in the securities of other registered investment companies in excess of the limits of Section 12(d)(1). The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund.
The Fund may be subject to risks related to investments in ETFs and other exchange-traded investment vehicles.
The Fund may invest, subject to applicable regulatory limits, in the securities of ETFs and other pooled investment vehicles that are traded on an exchange and that hold a portfolio of securities or other financial instruments (collectively, “exchange-traded investment vehicles”). When investing in the securities of exchange-traded investment vehicles, the Fund will be indirectly exposed to all the risks of the portfolio securities or other financial instruments they hold. The performance of an exchange-traded investment vehicle will be reduced by transaction and other expenses, including fees paid by the exchange-traded investment vehicle to service providers. ETFs are investment companies that are registered as open-end
management companies or unit investment trusts. The limits that apply to the Fund’s investment in securities of other investment companies generally apply also to the Fund’s investment in securities of ETFs.
Shares of exchange-traded investment vehicles are listed and traded in the secondary market. Many exchange-traded investment vehicles are passively managed and seek to provide returns that track the price and yield performance of a particular index or otherwise provide exposure to an asset class (e.g., currencies or commodities). Although such exchange-traded investment vehicles may invest in other instruments, they largely hold the securities (e.g., common stocks) of the relevant index or financial instruments that provide exposure to the relevant asset class. The share price of an exchange-traded investment vehicle may not track its specified market index, if any, and may trade below its net asset value. An active secondary market in the shares of an exchange-traded investment vehicle may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions, or other reasons. There can be no assurance that the shares of an exchange-traded investment vehicle will continue to be listed on an active exchange.
The Fund may be subject to risks related to hedging.
The Fund will and the Portfolio Funds and operating companies in which the Fund invests may employ hedging techniques designed to reduce the risks of adverse movements in interest rates, securities prices and currency exchange rates. While such transactions may reduce certain risks, such transactions themselves may entail certain other risks. Thus, while the Fund may benefit from the use of these hedging mechanisms, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Fund than if it or the funds and operating companies in which the Fund invests had not entered into such hedging transactions. In connection with employing hedging techniques, the Fund may acquire publicly-traded securities (via open market purchases or otherwise). In addition, if Lexington and FAV deem it necessary or advisable, Lexington or FAV may, in lieu of holding an investment directly, structure an investment as a derivative contract, instrument or similar arrangement designed to substantially replicate the benefits and risks of holding the otherwise permissible investment in the underlying fund. The Fund will likely enter into guarantees with counterparties in connection with any such hedging transactions, and may cross-guarantee amounts attributable to other investment vehicles managed by Lexington or FAV investing alongside the Fund. Such guarantees will not count towards restrictions on the Fund’s ability to borrow or incur leverage.
The Fund may be subject to risks related to repurchase agreements.
The Fund may invest in repurchase agreements. A repurchase agreement is a contractual agreement whereby the seller of securities agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed-upon repurchase price determines the yield during the Fund’s holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Fund will only enter into repurchase agreements with registered securities dealers or domestic banks that, in the opinion of the Manager, Lexington and/or FAV, present minimal credit risk. The risk to the Fund is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but the Fund might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund may be delayed or limited. The Manager, Lexington and/or FAV will monitor the value of the collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that such value always equals or exceeds the agreed-upon repurchase price. In the event the value of the collateral declines below the repurchase price, the Manager, Lexington and/or FAV will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price, including interest.
The Fund may be subject to risks related to reverse repurchase agreements.
The Fund may enter into reverse repurchase agreements with respect to its portfolio investments subject to its investment restrictions. Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement by the Fund to repurchase the securities at an agreed upon price, date and interest payment. If the
Fund enters in reverse repurchase agreements and similar financing transactions in reliance on the exemption in Rule
18f-4(d),
the Fund may either (i) maintain asset coverage of at least 300% with respect to such transactions and any other borrowings in the aggregate, or (ii) treat such transactions as “derivatives transactions” and comply with Rule
18f-4
with respect to such transactions. The use by the Fund of reverse repurchase agreements involves many of the same risks of leverage since the proceeds derived from such reverse repurchase agreements may be invested in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities acquired in connection with the reverse repurchase agreement may decline below the price of the securities the Fund has sold but is obligated to repurchase. Also, reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund in connection with the reverse repurchase agreement may decline in price.
If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreement.
The Fund may be subject to risks related to restricted securities and Rule 144A securities.
The Fund may invest in “restricted securities,” which generally are securities that may be resold to the public only pursuant to an effective registration statement under the Securities Act or an exemption from registration. Regulation S under the Securities Act is an exemption from registration that permits, under certain circumstances, the resale of restricted securities in offshore transactions, subject to certain conditions, and Rule 144A under the Securities Act is an exemption that permits the resale of certain restricted securities to qualified institutional buyers. Since its adoption by the SEC in 1990, Rule 144A has facilitated trading of restricted securities among qualified institutional investors. To the extent restricted securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund expects that it will be able to dispose of the securities without registering the resale of such securities under the Securities Act. However, to the extent that a robust market for such 144A securities does not develop, or a market develops but experiences periods of illiquidity, investments in Rule 144A securities could increase the level of the Fund’s illiquidity.
Where an exemption from registration under the Securities Act is unavailable, or where an institutional market is limited, the Fund may, in certain circumstances, be permitted to require the issuer of restricted securities held by the Fund to file a registration statement to register the resale of such securities under the Securities Act. In such case, the Fund will typically be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to resell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, or the value of the security were to decline, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Portfolio Fund Managers believe accurately reflects fair value.

Other Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Risks
The Board may make decisions on behalf of the Fund without Shareholder approval.
Shareholders have no authority to make decisions or to exercise business discretion on behalf of the Fund, except as set forth in the Fund’s governing documents. The authority for all such decisions is generally delegated to the Board, which in turn, has delegated the day-to-day
management of the Fund’s investment and administrative activities to the Manager, subject to oversight by the Board. The Manager has in turn delegated the day-to-day
management of the Fund’s investment activities to Lexington and FAV.
The Fund’s Portfolio Funds may be subject to force majeure events.
Portfolio Funds (including their underlying portfolio companies) may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, civil unrest, acts of God, fire, flood, hurricanes and other natural disasters, including extreme weather events from possible future climate change, outbreaks of an infectious disease, pandemic, or any other serious public health concern, war, terrorism, government shutdowns, labor strikes). Some force majeure events may adversely affect the ability of a party (including a Portfolio Fund or a counterparty to the Fund or a Portfolio Fund) to perform its obligations until the force majeure event can be remedied. In addition, the cost to a Portfolio Fund or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund invests specifically. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more Portfolio Funds or its assets, could result in a loss to the Fund, including if its investment in such Portfolio Fund is canceled, unwound, or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its Portfolio Funds.
The Fund may be subject to weather and climatological risks.
As consensus builds that global warming is a significant threat, initiatives seeking to address climate change through regulation of greenhouse gas emissions have been adopted by, are pending or have been proposed before international, federal, state, and regional regulatory authorities. Climate change may cause more extreme weather conditions and increased volatility in seasonal temperatures, which can interfere with operations and increase operating costs, and damage resulting from extreme weather may not be fully insured. Many industries (e.g., electrical power, mining, manufacturing, transportation, and insurance) face various climate change risks, many of which could conceivably materially impact them. Such risks include (i) regulatory/litigation risk (e.g., changing legal requirements that could result in increased permitting and compliance costs, changes in business operations, the discontinuance of certain operations, and related litigation), (ii) market risk (e.g., declining market for products and services seen as greenhouse gas intensive); and (iii) physical risk (e.g., risks to plants or property owned, operated or insured by a company posed by rising sea levels, increased frequency or severity of storms, drought, and other physical occurrences attributable to climate change). These risks could result in unanticipated delays or expenses and, under certain circumstances, could prevent completion of investment activities once undertaken, any of which could have an adverse effect on the Fund.
Coronavirus
(COVID-19)
and other public health crises pose an ongoing risk to Fund investments and the financial markets generally.
Any public health emergency, including any outbreak of
COVID-19,
SARS, H1N1/09 flu, avian flu, other coronavirus, Ebola or other existing or new epidemic diseases, or the threat thereof, could have a significant adverse impact on the Manager, Lexington, FAV, the Fund and the Portfolio Funds and operating companies in which the Fund invests and could adversely affect the Fund’s ability to fulfill its investment objectives.
The extent of the impact of any public health emergency on the Fund or the Portfolio Funds and operating companies in which the Fund invests will depend on many factors, including the duration and scope of such public health emergency, the extent of any related travel advisories and restrictions implemented, the impact of such public health emergency on overall supply and demand, goods and services, investor liquidity, consumer confidence and spending levels, and levels of economic activity and the extent of its disruption to important global, regional and local supply chains and economic markets, all of which are highly uncertain and cannot be predicted. In addition, health crises caused by a pandemic could exacerbate other pre-existing
political, social, economic, market and financial risks. The
COVID-19
pandemic (and its impacts on global market conditions generally) has, for example, made it more difficult to value investment opportunities and decreased the number of investment opportunities in the market. Public health emergencies have the potential to materially and adversely impact the value and performance of the Fund’s investments, the Fund’s ability to source, manage and divest investments, and the Fund’s ability to achieve its investment objectives, all of which could result in significant losses to the Fund. In particular, a public health emergency may have a greater impact on leveraged assets.
Furthermore, such circumstances can have a negative impact on a counterparty’s ability to meet or willingness to honor its financial obligations (including, without limitation, its ability to extend credit or otherwise to transact with the Fund or the Portfolio Funds and operating companies in which the Fund invests). Current conditions may affect how counterparties interpret their obligations (and the Fund’s obligations) pursuant to counterparty arrangements such that the applicability, or lack thereof, of force majeure or similar provisions could also come into question and ultimately could work to the detriment of the Fund. In addition, the operations of the Fund, the Portfolio Funds and operating companies in which it invests, and Lexington or FAV may be significantly impacted, or even temporarily or permanently halted, as a result of government quarantine measures, voluntary and precautionary restrictions on travel and movement, remote working requirements and other social, political, financial, legal and regulatory or other factors related to an actual or threatened public health emergency (such as the
COVID-19
pandemic), including its potential short-term and/or long-term adverse impact on the health of the personnel of any such entity or the personnel of any such entity’s key service providers. These circumstances also may hinder the Manager’s, Lexington’s, FAV’s the Fund’s and/or any of the Portfolio Funds and operating companies in which the Fund invests’ ability to conduct their affairs and activities as they normally would, including by impairing usual communication channels and methods, hampering the performance of administrative functions such as processing payments and invoices, and diminishing their ability to make accurate and timely projections of financial performance. No previous experience by the Manager, Lexington, FAV or their affiliates in dislocated markets is any guarantee of the Fund’s similar experience in respect of investing and managing any investment during and after the
COVID-19
pandemic.
The Fund and the Portfolio Funds may be impacted by the effects of the Russian invasion of Ukraine.
In February 2022, the Russian military commenced an invasion of Ukraine, which remains ongoing. Subsequently, the United States, United Kingdom and European Union have announced various sanctions against Russia, and may impose further sanctions designed to target the Russian financial system or take other actions against Russia. In addition, a number of countries have banned Russian planes from their airspace. U.S. and allied countries have recently announced they are committed to taking steps to prevent certain Russian banks from accessing international payment systems. Russia’s invasion of Ukraine, the resulting displacement of persons both within Ukraine and to neighboring countries and the increasing international sanctions could have a negative impact on the economy and business activity globally (including in the United States and other countries in which the Fund invests), and therefore could adversely affect the performance of the Fund’s investments. Furthermore, given the ongoing nature of the conflict between the two nations and its ongoing escalation (such as Russia’s recent decision to place its nuclear forces on high alert and the possibility of significant cyberwarfare against military and civilian targets globally), it is difficult to predict the conflict’s ultimate impact on global economic and market conditions, and, as a result, the situation presents material uncertainty and risk with respect to the Fund and the performance of its investments or operations, and the ability of the Fund to achieve its investment objectives.
The effects of the China National Security Law may impact the Fund.
The Chinese government has continued to increase its control over the historically autonomous administrative region of Hong Kong. In June 2019, protests began in connection with an amendment to Hong Kong’s extradition law and continued with increased size and intensity through the end of 2019 and into 2020. These protests resulted in disruptions to businesses in major business and tourist areas of Hong Kong and pushed Hong Kong’s economy into a recession for the first time since the Global Financial Crisis. On June 30, 2020, the National People’s Congress of China passed a national security law (the “National Security Law”), which criminalizes certain offenses including secession, subversion of the Chinese government, terrorism and collusion with foreign entities. The National Security Law also applies to non-permanent
residents. Although the extra-territorial reach of the National Security Law remains unclear, there is a risk that the application of the National Security Law to conduct outside Hong Kong by non-permanent
residents of Hong Kong could limit the activities of or negatively affect Lexington, FAV the Fund or the funds and operating companies in which the Fund invests, either directly through
Co-Investments
or indirectly through Portfolio Funds.
The National Security Law has been condemned by the United States, the United Kingdom and several EU countries. On July 14, 2020, the United States signed into law the Hong Kong Autonomy Act (“HKAA”), which introduces sanctions on foreign persons who have “materially contributed” to the Chinese government’s recent actions in Hong Kong as well as on certain foreign financial institutions. Simultaneously, the United States issued an executive order declaring a national emergency with respect to the threat posed by the Chinese government’s actions in Hong Kong, formally suspending or eliminating any differential treatment of Hong Kong under U.S. law, including export control law, and authorizing sanctions on persons determined to be engaged in a broad array of anti-democratic or repressive activity. The United States has also imposed sanctions on senior Chinese officials and certain employees of Chinese technology companies that it believes have contributed to the Chinese government’s activities in Hong Kong, including on July 20, 2020, adding 11 new Chinese companies to the Department of Commerce’s Entity List. In mid-July
the United Kingdom also suspended its extradition treaty with Hong Kong and extended its arms embargo on China to Hong Kong. Escalation of tensions resulting from the National Security Law and the response of the international community, including conflict between China and other countries like the United States and United Kingdom, protests and other government measures, as well as other economic, social or political unrest in the future, could adversely impact the security and stability of the region and may have a material adverse effect on countries in which Lexington, FAV, the Fund, the funds and operating companies in which the Fund invests, either directly through
Co-Investments
or indirectly through Portfolio Funds, or any of their respective personnel or assets are located. In addition, any downturn in Hong Kong’s economy could adversely affect the financial performance of the Fund and its investments, or could have a significant impact on the industries in which the Fund participates, and may adversely affect the operations of Lexington, FAV, the Fund and the funds and operating companies in which the Fund invests, either directly through
Co-Investments
or indirectly through Portfolio Funds, including the retention of investment professionals located in Hong Kong.
The exit of the United Kingdom from the European Union may impact investments in the UK, EU and the boarder global economy.
As part of the process of the United Kingdom (“UK”) leaving the European Union (“EU”), the EU and the UK agreed an
EU-UK
Trade and Cooperation Agreement (“FTA”) that governs the trading relationship between the UK and the member states of the EU from and after January 1, 2021. Broadly, the FTA provides for zero tariffs and zero quotas on all goods that comply with the appropriate rules of origin, but is subject to the both parties maintaining a level playing field in areas such as environmental protection, social and labour rights, investment, competition, state aid, and tax transparency.
UK regulated firms in the financial sector are adversely affected by these arrangements because the FTA does not provide for continued access by UK firms to the EU single market – although there is the possibility that in time, the UK may obtain a recognition of equivalence from the EU in certain financial sectors which would enable varying degrees of access to the EU market. Similarly, notwithstanding zero tariffs and zero quotas on goods, market access for those firms that conduct cross-border trade in goods will fall below what the single market previously allowed.
Non-tariff
barriers, customs declarations, customs checks, restrictions on movements of employees, withdrawal of recognition of previously recognized professional qualifications, changes in the status of the UK vis-à-vis
the EU for tax and VAT purposes, and other sources of friction have the potential to impair the profitability of a business, require it to adapt, or even relocate to operate through an establishment in the EU.
It will take some time to observe the many and varied effects on UK businesses of the consequences of leaving the single market and customs union (taking into account the flow of goods and services in both directions). Given the size and global significance of the UK’s economy, uncertainty, at least in the near term, about the effect of the FTA on the day-to-day
operations of those businesses that engage in the cross-border trade of goods or services between member states of the EU and the UK may be a continued source of currency fluctuations or have other adverse effects on international markets, international trade and other cross-border cooperation arrangements. The present uncertainty could therefore adversely affect the Fund, the performance of its Portfolio Funds and its ability to fulfil its investment objectives (especially if its Portfolio Funds include, or expose it to, businesses that have historically relied on access to the single market for their custom or that have historically relied on sourcing goods, materials or labor from the single market).
Terrorist activities may negatively impact certain investments in the Middle East or certain asset types.
U.S. activities in Iraq, Afghanistan, and Syria, for example, and terrorist attacks of unprecedented scope have caused instability in the world financial markets and may generate global economic instability. The continued threat of terrorism and the impact of military or other action have led to and will likely lead to increased volatility in prices for commodities and could affect the Fund’s financial results. Further, the United States government has issued public warnings indicating that energy assets might be a specific target of terrorist organizations. Portfolio Funds (including their underlying portfolio companies) may involve significant strategic assets having a national or regional profile. The nature of these assets could expose them to a greater risk of being the subject of a terrorist attack than other assets or businesses. Any terrorist attacks that occur at or near such assets would likely cause significant harm to employees, property and, potentially, the surrounding community, and may result in losses far in excess of available insurance coverage.
Global developments may negatively impact Asian economies.
Many countries in Asia are heavily dependent upon international trade, and the United States and Europe remain important export markets for many economies in the region. Consequently, countries in the region may be adversely impacted by economic and political developments in other parts of the world, particularly in the case of significant contractions and weakening in demand in primary export markets or enactment of trade barriers by key trading partners. The global financial crisis in 2009 caused significant dislocations, illiquidity and volatility in the wider global credit and financial markets, including markets in Asia. While the volatility of global financial markets has largely subsided, there are rising political tensions within the region and globally, leaders in the United States and several European nations have risen to power on protectionist economic policies, and there are growing doubts about the future of global free trade. There can be no certainty that economies in the region may not be impacted by future shocks to the global economy. Further, the U.S. presidential administration and certain members of the U.S. congress have previously expressed and continue to actively express support for renegotiating international trade agreements and imposing a “border tax adjustment.” In addition, both the United States and China are currently engaged in sometimes hostile negotiations regarding their intentional trade arrangements, and the each side has engaged or threaten to engage in an escalation of domestic protective measures such as tariff. Commonly referred to as a “trade war”, the ongoing negotiations between the United States and China has led to significant uncertainty and volatility in the financial markets. As of the date of this Prospectus, the future of the relationship between the United States and China is uncertain, and the failure of those countries to resolve their current disputes could have materially adverse effects on the global economy. This, and/or future downturns in the global economy, significant introductions of barriers to trade or even bilateral trade frictions between the region’s major trading partners and the United States or countries representing key export markets in Europe could adversely affect the financial performance of an underlying fund’s investment and such underlying fund could lose both invested capital in and anticipated profits from the affected investments.
The Fund is subject to cybersecurity risk.
The Fund depends on Lexington to develop or procure and utilize appropriate systems for the Fund’s activities, and Lexington and the Fund depend heavily upon computer systems to perform necessary business functions. Lexington’s and the Portfolio Funds’ information and technology systems and those of companies on which the Fund relies and in which the Fund invests are, just as with other companies, vulnerable to potential damage or interruption from cyber-attacks (such as computer viruses, malicious software, infiltration or tampering by unauthorized persons, ransomware demands and denial of service attacks), security breaches (such as physical and electronic break-ins),
network failures, computer and telecommunication failures, ransomware demands, denial of service attacks, usage errors by their respective professionals, power outages, and catastrophic events such as fires, tornadoes, floods, hurricanes, and earthquakes. Although Lexington has implemented, and the Portfolio Funds and (where applicable) portfolio companies likely will have implemented, various measures to manage risks relating to these types of events, if important systems are compromised, become inoperable for extended periods of time or cease to function properly, it likely would be necessary for Lexington, the Fund and/or a Portfolio Fund or portfolio company to make a significant investment to fix or replace them. Portfolio Funds may be invested in or otherwise involved with involve companies that have experienced cybersecurity events and that, given the rise of cybersecurity incidents, may become involved in future cybersecurity events. Cybersecurity incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future (including as a consequence of the
COVID-19
pandemic and the increased frequency of virtual working arrangements). The failure or inadequacy of these systems and/or of disaster recovery plans for any reason could cause significant interruptions in Lexington’s, the Fund’s, a Portfolio Fund’s and/or portfolio company’s operations and result in a failure to maintain capabilities essential to the Fund’s operations and / or the security, confidentiality, and privacy of proprietary or sensitive data and information (including personal information of investors and their personnel and beneficial owners) that is processed and stored in, and transmitted through, the computer systems and networks of Lexington, the Fund, any third parties on which the Fund relies or their downstream vendors. Such a failure could harm Lexington’s, the Fund’s and/or a Portfolio Fund’s or portfolio company’s reputation, subject any such entity and their respective affiliates to legal claims, and otherwise affect their business and financial performance. If a significant number of Lexington’s personnel were to be unavailable in the event of a disaster, Lexington’s ability to effectively conduct the Fund’s business could be severely compromised. In addition, there are increased risks relating to Lexington’s reliance on its computer programs and systems if Lexington’s personnel are required to work remotely for extended periods of time as a result of events such as an outbreak of infectious disease or other adverse public health developments (such as have persisted during the
COVID-19
pandemic) or natural disasters, including an increased risk of cyber-attacks and unauthorized access to Lexington’s computer systems.
Lexington’s service providers are subject to the same electronic information security threats as Lexington. If a service provider fails to adopt or adhere to adequate data security policies, or in the event of a breach of its networks, information relating to the Fund, may become inaccessible and personally identifiable information of individual Shareholders may be lost or improperly accessed, used or disclosed. Notwithstanding the diligence that Lexington performs on its service providers, Lexington often is not in a position to verify the risks or reliability of their respective information technology systems.
The loss or improper access, use or disclosure of Lexington’s or the Fund’s proprietary information may cause Lexington or the Fund to suffer, among other things, financial loss, the disruption of their business, liability to third parties, regulatory intervention or reputational damage. Any of the foregoing events could have a negative effect on the Fund.
There are certain costs (e.g.,
on-line
time) and possible risks (e.g., slow downloading time, system outages and documents being quarantined in “fire walls”) associated with electronic delivery. Moreover, Lexington cannot provide any assurance that these communication methods are secure and will not be responsible for any security breaches, computer viruses, problems or malfunctions resulting from any computer viruses or other problems that may be associated with the use of an internet based system.
The Fund is subject to data protection risks.
The Fund, the Manager, Lexington, FAV, their respective affiliates and/or service providers and the Fund’s portfolio investments may each receive, store, process and use personal data, including through the use of third-party processors and cloud-based and other service providers. Legal requirements relating to the collection, storage, handling and transfer of personal data continue to develop in different countries. Certain activities of the Manager, Lexington, FAV and the Fund and/or their respective affiliates may, for example, be subject to the EU’s General Data Protection Regulation (the “GDPR”), the California Consumer Privacy Act (“CCPA”), the UK Data Protection Act 2018, the Swiss Federal Data Protection Act or the Cayman Islands Data Protection Law (“DPL”) (together with other applicable laws, and each as may be amended or replaced from time to time, the “Privacy and Data Protection Laws”). A breach of such laws could result in negative publicity and may subject the Fund to significant costs associated with regulatory sanctions, civil liability for claims in damages from data subjects or third parties, and other penalties. Under some Privacy and Data Protection Laws, it is an offense not to notify the appropriate regulator of a security breach of personal data (or similar personal data breaches), or to notify the data subjects affected by the breach. Compliance with Privacy and Data Protection Laws requires implementing effective policies and procedures that reflect the applicable law, and maintaining an ongoing and active monitoring program. Further, the Manager, Lexington and/or FAV may not be able to accurately anticipate the ways in which regulators and courts will apply or interpret the Privacy and Data Protection Laws and if such laws are implemented, interpreted or applied in a manner inconsistent with the Manager’s, Lexington’s and/or FAV’s expectations, that may result in the Manager’s, Lexington’s and/or FAV’s business practices changing in a manner that adversely impacts the Fund. The resources required for day-to-day
operations and for dealing with exceptional circumstances may divert the Manager’s, Lexington’s and/or FAV’s time and effort from other activities relating to the management of the Fund and entail substantial expense.
The Fund intends to qualify and elect to be treated as a RIC under Subchapter M of the Code.
The Fund intends to qualify and elect to be treated as a RIC under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income
and annual distribution requirements. If the Fund fails to qualify as a RIC it will become subject to corporate-level income tax, and the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distributions to Shareholders, the amount of distributions and the amount of funds available for new investments. Such a failure would have a material adverse effect on the Fund and the Shareholders. See “Material U.S. Federal Income Tax Considerations.”
Each of the aforementioned ongoing requirements for qualification of the Fund as a RIC requires that the Manager, Lexington and FAV obtain information from or about the underlying investments in which the Fund is invested. Portfolio Funds and Portfolio Fund Managers may not provide information sufficient to ensure that the Fund qualifies as a RIC under the Code. If the Fund does not receive sufficient information from Portfolio Funds or Portfolio Fund Managers, the Fund risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income.
If, before the end of any quarter of its taxable year, the Fund believes that it may fail the Diversification Tests (as defined below in “Material U.S. Federal Income Tax Considerations—Qualification and Taxation as a Regulated Investment Company”), the Fund may seek to take certain actions to avert such a failure. However, the action frequently taken by RICs to avert such a failure, the disposition of non-diversified
assets, may be difficult to pursue because of the limited liquidity of the Fund’s investments. While relevant tax provisions afford a RIC a
30-day
period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified
assets, the constraints on the Fund’s ability to effect a sale of an investment may limit the Fund’s use of this cure period. In certain cases, the Fund may be afforded a longer cure period under applicable savings provisions, but the Fund may be subject to a penalty tax in connection with its use of those savings provisions. If the Fund fails to satisfy the Diversification Tests or other RIC requirements, the Fund may fail to qualify as a RIC under the Code. If the Fund fails to qualify as a RIC, it would become subject to a corporate-level U.S.
federal income tax (and any applicable U.S. state and local taxes) and distributions to the Shareholders generally would be treated as corporate dividends. See “Material U.S. Federal Income Tax Considerations — Failure to Qualify as a Regulated Investment Company.” In addition, the Fund is required each December to make certain “excise tax” calculations based on income and gain information that must be obtained from the Portfolio Funds or Portfolio Fund Managers. If the Fund does not receive sufficient information from the Portfolio Funds or Portfolio Fund Managers, it risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income (in addition to the corporate income tax). The Fund may, however, attempt to avoid such outcomes by paying a distribution that is or is considered to be in excess of its current and accumulated earnings and profits for the relevant period (i.e., a return of capital).
In order to comply with the RIC rules or for other reasons, the Fund may structure its investments in a way that could increase the taxes imposed thereon or in respect thereof. For example, the Fund may hold such investments through one or more U.S. or
non-U.S.
corporation(s) (or other entity treated as such for U.S. tax purposes), and the Fund would indirectly bear any U.S. or
non-U.S.
taxes imposed on such corporation(s). The Fund’s need to hold such investments through such U.S. or
non-U.S.
corporation(s) in order to satisfy the 90% Gross Income Test (as defined below) may jeopardize its ability to satisfy the Diversification Tests (as defined below), which may make it difficult for the Fund to qualify as a RIC for U.S. federal income tax purposes. The Fund may also be unable to make investments that it would otherwise determine to make as a result of the desire to qualify for the RIC rules.
In addition, the Fund may directly or indirectly invest in Portfolio Funds located outside the United States. Such Portfolio Funds may be subject to withholding taxes and other taxes in such jurisdictions with respect to their investments. In general, a U.S. person will not be able to claim a foreign tax credit or deduction for foreign taxes paid by the Fund. Further, adverse United States tax consequences can be associated with certain foreign investments, including potential United States withholding taxes on foreign investment entities with respect to their United States investments and potential adverse tax consequences associated with investments in any foreign corporations that are characterized for U.S. federal income tax purposes as “controlled foreign corporations” or “passive foreign investment companies.”
The Fund may retain some income and capital gains in the future, including for purposes of providing the Fund with additional liquidity, which amounts would be subject to the 4% U.S. federal excise tax to the extent they exceed the Excise Tax Distribution Requirements (as defined below), in addition to the corporate income tax. In that event, the Fund will be liable for the tax on the amount by which the Fund does not meet the foregoing distribution requirement. See “Material U.S. Federal Income Tax Considerations — Qualification and Taxation as a Regulated Investment Company.”
Withholding Risk Applicable to Secondaries Funds.
Unless an applicable
non-foreign
affidavit is furnished or other exception applies, if any portion of gain, if any, on a disposition of an interest in a partnership would be treated as effectively connected with the conduct of a U.S. trade or business, the transferee of such interest is required to withhold 10% of the amount realized on such disposition from a foreign transferor (and the Portfolio Fund would be required to withhold from future distributions to the transferee if the transferee fails to properly withhold). As a secondaries investment fund, the Fund may have a withholding obligation with respect to interests the Fund purchases in Portfolio Funds from foreign sellers. This withholding requirement may reduce the number of foreign sellers willing to sell interests in prospective Portfolio Funds and therefore reduce the number of investment opportunities available to the Fund. Additionally, if the Fund does not properly withhold from such foreign sellers, the Portfolio Fund would be required to withhold on future distributions to the Fund, which would negatively impact the Fund’s returns.
Risks Related to Hedging and Derivative Transactions.
The Fund may invest in certain securities, such as swaps, derivatives, hedges or foreign currency forward contracts, among others, which may be subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deduction, (ii) convert tax-advantaged,
long-term capital gains and qualified dividend income into higher taxed short-term capital gain or ordinary income, (iii) increase ordinary income distributions, (iv) convert an ordinary loss or a deduction into a capital loss (the deductability of which is more limited), (v) cause the Fund to recognize income or gain without a corresponding receipt of cash, (vi) adversely affect the timing as to when a purchase or sale of stock or securities is deemed to occur, (vii) adversely alter the characterization of certain complex financial transactions, and (ix) for which the federal income tax treatment may not be clear or may be subject to re-characterization
by the IRS. It could be more difficult for the Fund to comply with certain federal income tax requirements applicable to RICs if the tax characterization of the Fund’s investments is not clear or if the tax treatment of the income from such investments was successfully challenged by the IRS.
Ongoing changes to regulation of the derivatives markets and potential changes in the regulation of funds using derivative instruments could limit the Fund’s ability to pursue its investment strategies. New regulation of derivatives may make them more costly, or may otherwise adversely affect their liquidity, value or performance.
The Fund relies on certain exemptions in Rule
18f-4
to enter into derivatives transactions and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Under Rule
18f-4,
“derivatives transactions” include the following: (1) any swap, security-based swap, futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; and (3) if the Fund relies on the exemption in Rule
18f-4(d)(1)(ii),
reverse repurchase agreements and similar financing transactions. The Fund will rely on a separate exemption in Rule
18f-4(e)
when entering into unfunded commitment agreements (e.g., capital commitments to invest equity in Portfolio Funds that can be drawn at the discretion of the Portfolio Fund’s general partner). To rely on the unfunded commitment agreements exemption, the Fund must reasonably believe, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as they come due. The Fund treats purchase price deferrals as unfunded commitment agreements for purposes of Rule 18f-4. The Fund will rely on another exemption in Rule
18f-4(f)
when purchasing when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced
(“TBA”) commitments, and dollar rolls) and
non-standard
settlement cycle securities, if certain conditions are met. When the Fund enters into a secondary transaction to purchase interests in underlying Portfolio Funds, the Fund will treat the date of the transfer agreement to purchase the interest in a specific Portfolio Fund as the trade date for determining whether the purchase of the Portfolio Fund qualifies for the exemption for non-standard
settlement cycle securities transactions.
The Fund intends to operate as a “limited derivatives user” for purposes of the derivatives transactions exemption in Rule
18f-4.
To qualify as a limited derivatives user, the Fund’s “derivatives exposure” is limited to 10% of its net assets subject to exclusions for certain currency or interest rate hedging transactions (as calculated in accordance with Rule
18f-4).
If the Fund fails to qualify as a “limited derivatives user” as defined in
Rule 18f-4
and seeks to enter into derivatives transactions, the Fund will be required to establish a comprehensive derivatives risk management program, to comply with certain value-at-risk
based leverage limits, to appoint a derivatives risk manager and to provide additional disclosure both publicly and to the SEC regarding its derivatives positions.
Tax laws are subject to changes which may adversely affect the Fund.
It is possible that the current U.S. federal, state, local, or foreign income tax treatment accorded an investment in the Fund will be modified by legislative, administrative, or judicial action in the future, possibly with a retroactive effect. The nature of additional changes in U.S. federal or
non-U.S.
income tax law, if any, cannot be determined prior to enactment of any new tax legislation. However, such legislation could significantly alter the tax consequences and decrease the after tax rate of return of an investment in the Fund. Potential investors therefore should seek, and must rely on, the advice of their own tax advisers with respect to the possible impact on their investments of recent legislation, as well as any future proposed tax legislation or administrative or judicial action.
There are risks related to the Incentive Fee.
The Incentive Fee payable by the Fund to the Manager, which is in turn paid in part by the Manager to Lexington, may create an incentive for Lexington to make investments on the Fund’s behalf that are riskier or more speculative than would be the case in the absence of such compensation arrangement.
Any Incentive Fee payable by the Fund that relates to an increase in value of the Fund’s investments may be computed and paid on gain or income that is unrealized, and the Manager and Lexington are not obligated to reimburse the Fund for any part of an Incentive Fee it previously received. If a Fund investment with an unrealized gain subsequently decreases in value, it is possible that such unrealized gain previously included in the calculation of an Incentive Fee will never become realized. The Manager and Lexington are not obligated to reimburse the Fund for any part of the incentive fee it received that was based on unrealized gain never realized as a result of a sale or other disposition of a Fund investment at a lower valuation in the future. Thus, the Fund could have paid an Incentive Fee on income or gain the Fund never received. See “Investment Management Arrangements—Incentive Fee.”
The Incentive Fee is computed and paid on net profits that may include interest that has been accrued but not yet received in cash, such as market discount, debt instruments with payment in kind (“PIK”) interest, preferred stock with PIK dividends and zero coupon securities, in addition to amounts related to unrealized capital appreciation. If there is a default on an investment by the obligor or such capital appreciation is not ultimately realized, it is possible that amounts previously used in the calculation of the Incentive Fee will become uncollectible, and each of the Manager, Lexington and FAV will have no obligation to refund any fees it received in respect of such accrued income. In addition, since in certain cases the Fund may recognize net profits before or without receiving cash representing such net profits and have a corresponding obligation to make an Incentive Fee payment, the Fund may have to sell some of its investments at times it would not consider advantageous, raise additional debt or equity capital or reduce new investments to meet its payment obligations.
Trustees and Officers are subject to limitations on liability and the Fund may indemnify and advance expenses to Trustees and Officers to the extent permitted by law and the Fund’s Declaration of Trust.
Delaware law permits a Delaware statutory trust to include in its declaration of trust a provision to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever. The Fund’s Declaration of Trust provides that the Trustees will not be liable to the Fund or shareholders for monetary damages for breach of fiduciary duty as a trustee to the fullest extent permitted by Delaware law. The Fund’s Declaration of Trust provides for the indemnification of any person to the full extent permitted, and in the manner provided, by Delaware law. In accordance with the 1940 Act, The Fund will not indemnify certain persons for any liability to which such persons would be subject by reason of such person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.
Pursuant to the Declaration of Trust and subject to certain exceptions described therein, the Fund will indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, pay or reimburse reasonable expenses in advance of final disposition of a proceeding to (i) any individual who is a present or former Trustee or officer of the Fund and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity or (ii) any individual who, while a Trustee or officer of the Fund and at the request of the Fund, serves or has served as a trustee, officer, partner or trustee of any corporation, partnership, joint venture, trust, employee benefit plan or other enterprise and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity (each such person, an “Indemnitee”), in each case to the fullest extent permitted by Delaware law. Notwithstanding the foregoing, the Fund will not provide indemnification for any loss, liability or expense arising from or out of an alleged violation of federal or state securities laws by an Indemnitee unless (i) there has been a successful adjudication on the merits of each count involving alleged securities law violations, (ii) such claims have been dismissed with prejudice on the merits by a court of competent jurisdiction, or (iii) a court of competent jurisdiction approves a settlement of the claims against the Indemnitee and finds that indemnification of the settlement and the related costs should be made and the court considering the request for indemnification has been advised of the position of the SEC and of the published position of any state securities regulatory authority in which securities were offered or sold as to indemnification for violations of securities laws.
The Fund will not indemnify an Indemnitee against any liability or loss suffered by such Indemnitee unless (i) the Fund determines in good faith that the course of conduct that caused the loss or liability was in the best interest of the Fund, (ii) the Indemnitee was acting on behalf of or performing services for the Fund, (iii) such liability or loss was not the result of (A) negligence or misconduct, in the case that the party seeking indemnification is a Trustee (other than an independent Trustee), officer, employee, controlling person or agent of the Fund, or (B) gross negligence or willful misconduct, in the case that the party seeking indemnification is an independent Trustee, and (iv) such indemnification or agreement to hold harmless is recoverable only out of assets of the Fund and not from the shareholders.
In addition, the Declaration of Trust permits the Fund to advance reasonable expenses to an Indemnitee, and we will do so in advance of final disposition of a proceeding (a) if the proceeding relates to acts or omissions with respect to the performance of duties or services on behalf of the Fund, (b) the legal proceeding was initiated by a third party who is not a shareholder or, if by a shareholder of the Fund acting in his or her capacity as such, a court of competent jurisdiction approves such advancement and (c) upon the Fund’s receipt of (i) a written affirmation by the trustee or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the Fund and (ii) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the Fund, together with the applicable legal rate of interest thereon, if it is ultimately determined that the standard of conduct was not met.
The Fund, the Manager, Lexington and FAV are subject to ongoing regulatory scrutiny and reporting obligations.
The Fund, the Manager, Lexington and FAV may be subject to increased scrutiny by government regulators, investigators, auditors and law enforcement officials regarding the identities and sources of funds of investors. In that connection, in the future the Fund may become subject to additional obligations that may affect its investment program, the manner in which it operates and, reporting requirements regarding its investments and investors. Each Shareholder will be required to provide to the Fund such information as may be required to enable the Fund to comply with all applicable legal or regulatory requirements, and each Shareholder will be required to acknowledge and agree that the Fund may disclose such information to governmental and/or regulatory or self-regulatory authorities to the extent required by applicable law or regulation and may file such reports with such authorities as may be required by applicable law or regulation.
There is a risk that employee misconduct could occur with respect to the Fund.
The Manager’s, Lexington’s and FAV’s reputations are critical to maintaining and developing relationships with existing and prospective investors, as well as with the numerous third parties with which the Manager, Lexington, FAV and the Fund do business. In recent years, there have been a number of highly publicized cases involving fraud or other misconduct by employees in the financial services industry, and there is a risk that employee misconduct could occur with respect to the Fund. Misconduct by employees or by third-party service providers could cause significant losses to the Fund. Employee misconduct could include, among other things, binding the Fund to transactions that exceed authorized limits or present unacceptable risks and other unauthorized activities or concealing unsuccessful investments (which, in each case, would result in unknown and unmanaged risks or losses), or otherwise charging (or seeking to charge) inappropriate expenses to the Fund, the Manager, Lexington and/or FAV. In addition, any improper use or disclosure of confidential information by employees and third-party service providers, could result in litigation or serious financial harm, including limiting the Fund’s business prospects or future activities. Furthermore, because of the Manager’s, Lexington’s and FAV’s diverse business entities and the regulatory regimes under which they operate, misdeeds by the Manager, Lexington, FAV (or its personnel) could result in foreclosing the Fund’s ability to conduct its activities in the manner otherwise intended. It is not always possible to detect, deter and/or prevent misconduct by employees and/or service providers, and the precautions the Manager, Lexington and/or FAV takes to detect and prevent this activity are not guaranteed to be effective in all cases. It is also the case that misconduct at the level of a company in which the Fund invests also could have a negative effect on such company, and potentially on the Fund, the Manager, Lexington and/or FAV, and similar challenges in detection, deterrence and prevention apply, to an even greater degree, at such level.
This offering is being made on a reasonable best-efforts basis by the Distributor.
This offering is being made on a reasonable best efforts basis, whereby the Distributor is only required to use its reasonable best efforts to sell the Shares and neither it nor any selling agent has a firm commitment or obligation to purchase any of the Shares. To the extent that less than the maximum number of Shares is subscribed for, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base. As a result, the Fund may be unable to achieve its investment objective and a Shareholder could lose some or all of the value of his, her or its investment in the Shares. The Distributor is an affiliate of the Fund, the Manager, Lexington and FAV. As a result, the Distributor’s due diligence review and investigation of the Fund and this Prospectus cannot be considered to be an independent review.

Class S Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	2.00%
Management Fees [Percent]	[3]	1.25%
Interest Expenses on Borrowings [Percent]		0.00%
Distribution/Servicing Fees [Percent]		0.85%
Incentive Fees [Percent]	[4]	0.00%
Acquired Fund Fees and Expenses [Percent]	[5]	1.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[6]	0.95%
Total Annual Expenses [Percent]		4.05%
Waivers and Reimbursements of Fees [Percent]	[7]	(0.45%)
Net Expense over Assets [Percent]		3.60%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class S Shares
Outstanding Security, Held [Shares]			0
Class D Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	2.00%
Management Fees [Percent]	[3]	1.25%
Interest Expenses on Borrowings [Percent]		0.00%
Distribution/Servicing Fees [Percent]		0.25%
Incentive Fees [Percent]	[4]	0.00%
Acquired Fund Fees and Expenses [Percent]	[5]	1.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[6]	0.77%
Total Annual Expenses [Percent]		3.27%
Waivers and Reimbursements of Fees [Percent]	[7]	(0.27%)
Net Expense over Assets [Percent]		3.00%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class D Shares
Outstanding Security, Held [Shares]			0
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	2.00%
Management Fees [Percent]	[3]	1.25%
Interest Expenses on Borrowings [Percent]		0.00%
Distribution/Servicing Fees [Percent]		0.00%
Incentive Fees [Percent]	[4]	0.00%
Acquired Fund Fees and Expenses [Percent]	[5]	1.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[6]	0.76%
Total Annual Expenses [Percent]		3.01%
Waivers and Reimbursements of Fees [Percent]	[7]	(0.26%)
Net Expense over Assets [Percent]		2.75%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class I Shares
Outstanding Security, Held [Shares]			4,000
Class M Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	2.00%
Management Fees [Percent]	[3]	1.25%
Interest Expenses on Borrowings [Percent]		0.00%
Distribution/Servicing Fees [Percent]		0.50%
Incentive Fees [Percent]	[4]	0.00%
Acquired Fund Fees and Expenses [Percent]	[5]	1.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[6]	0.77%
Total Annual Expenses [Percent]		3.52%
Waivers and Reimbursements of Fees [Percent]	[7]	(0.27%)
Net Expense over Assets [Percent]		3.25%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class M Shares
Outstanding Security, Held [Shares]			0
Expenses on a 1000 Class S Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		$ 36
Expense Example, Years 1 to 3		114
Expense Example, Years 1 to 5		194
Expense Example, Years 1 to 10		403
Expenses on a 1000 Class D Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		30
Expense Example, Years 1 to 3		93
Expense Example, Years 1 to 5		158
Expense Example, Years 1 to 10		333
Expenses on a 1000 Class I Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		28
Expense Example, Years 1 to 3		85
Expense Example, Years 1 to 5		145
Expense Example, Years 1 to 10		307
Expenses on a 1000 Class M Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		33
Expense Example, Years 1 to 3		100
Expense Example, Years 1 to 5		170
Expense Example, Years 1 to 10		355
Expenses on a 25000 Class S Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		906
Expense Example, Years 1 to 3		2,851
Expense Example, Years 1 to 5		4,843
Expense Example, Years 1 to 10		10,037
Expenses on a 25000 Class D Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		758
Expense Example, Years 1 to 3		2,324
Expense Example, Years 1 to 5		3,952
Expense Example, Years 1 to 10		8,316
Expenses on a 25000 Class I Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		695
Expense Example, Years 1 to 3		2,133
Expense Example, Years 1 to 5		3,636
Expense Example, Years 1 to 10		7,700
Expenses on a 25000 Class M Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		820
Expense Example, Years 1 to 3		2,507
Expense Example, Years 1 to 5		4,254
Expense Example, Years 1 to 10		$ 8,894

[1]	No upfront sales load will be paid with respect to Class S Shares, Class D Shares, Class I Shares or Class M Shares, however, if you buy Class S Shares, Class D Shares or Class M Shares through certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that selling agents limit such charges to a 3.0% cap on NAV for Class D Shares, a 3.0% cap on NAV Class S Shares and a 3.0% cap on NAV for Class M Shares. Financial intermediaries will not charge such fees on Class I Shares. Please consult your financial intermediary for additional information.
[2]	A 2.00% early repurchase fee payable to the Fund may be charged with respect to the repurchase of Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder’s purchase of the Shares (on a “first in—first out” basis). An early repurchase fee payable by a Shareholder may be waived in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner that will not discriminate unfairly against any Shareholder. The early repurchase fee will not apply to Shares acquired through dividend reinvestment, and the Fund may waive the early repurchase fee in its sole discretion under certain circumstances: (i) with respect to repurchase requests submitted by discretionary model portfolio management programs (and similar arrangements); (ii) with respect to repurchase requests from feeder funds (or similar vehicles) primarily created to hold Shares, which are offered to non-U.S. persons, where such funds seek to avoid imposing such a deduction because of administrative or systems limitations; (iii) pursuant to an asset allocation program, wrap fee program or other investment program offered by a financial institution where investment decisions are made on a discretionary basis by investment professionals; and (iv) pursuant to an automatic non-discretionary rebalancing program. The early repurchase fee will be retained by the Fund for the benefit of the remaining Shareholders.
[3]	The Fund pays the Manager a quarterly Management Fee at an annual rate of 1.25% based on value of the Fund’s net assets, calculated and accrued monthly as of the last business day of each month. For purposes of determining the Management Fee payable to the Manager, the value of the Fund’s net assets will be calculated prior to the inclusion of the Management Fee and Incentive Fee, if any, payable to the Manager or to any purchases or repurchases of Shares of the Fund or any distributions by the Fund. The Manager has agreed to voluntarily waive its Management Fee through October 1, 2025. Unless otherwise extended by the Manager, the Management Fee payable by the Fund as of October 2, 2025 will be at the annual rate of 1.25%. The reduction of the Management Fee is not subject to recoupment by the Manager under the Expense Limitation Agreement, described below.
[4]	At the end of each calendar quarter of the Fund (and at certain other times), the Manager (or, to the extent permitted by applicable law, an affiliate of the Manager) will be entitled to receive an Incentive Fee equal to 12.50% of the excess, if any, of (i) the Net Profits of the Fund for the relevant period over (ii) the then balance, if any, of the sum of the Hurdle Amount and the Loss Recovery Account. “Net Profits” shall mean the amount by which (i) the sum of (A) the net asset value of the Fund as of the end of such quarter, (B) the aggregate repurchase price of all shares repurchased by the Fund during such quarter and (C) the amount of dividends and other distributions paid in respect of the Fund during such quarter and not reinvested in additional shares through the DRIP exceeds (ii) the sum of (X) the net asset value of the Fund as of the beginning of such quarter and (Y) the aggregate issue price of shares of the Fund issued during such quarter (excluding any Shares of such Class issued in connection with the reinvestment through the DRIP of dividends paid, or other distributions made, by the Fund through the DRIP). Incentive Fees are accrued monthly and paid quarterly. For purposes of calculating Incentive Fees, such accruals are not deducted from net asset value. Because the Incentive Fee is speculative, no Incentive Fee is presented for the initial year of operations. See “Management and Incentive Fees.”
[5]	The Acquired Fund Fees and Expenses include the fees and expenses of the Portfolio Funds in which the Fund intends to invest. Some or all of the Portfolio Funds in which the Fund intends to invest generally charge asset-based management fees. The managers of the Portfolio Funds may also receive performance-based compensation if the Portfolio Funds achieve certain profit levels, generally in the form of “carried interest” allocations of profits from the Portfolio Funds, which effectively will reduce the investment returns of the Portfolio Funds. The Portfolio Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 2.50%, and generally charge between 10% and 30% of net profits as a carried interest allocation, subject to a clawback, although the amount of such fees and carried interest may vary over market cycles. The “Acquired Fund Fees and Expenses” disclosed above are based on historic returns of Portfolio Funds in which the Fund expects to invest, which may change substantially over time. The Acquired Fund Fees and Expenses reflects operating expenses of the Portfolio Funds (i.e., management fees, administration fees and professional and other direct, fixed fees and expenses of the Portfolio Funds) and does not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind. As such, fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds.
[6]	The Other Expenses include, among other things, professional fees and other expenses that the Fund will bear, including initial and ongoing offering costs and fees and expenses of the Administrator, transfer agent and custodian. The Other Expenses are based on estimated amounts for the Fund’s current fiscal year.
[7]	Pursuant to an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, the Manager has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund, if required to ensure certain annual operating expenses (excluding the Management Fee, Incentive Fee, any Distribution and Servicing Fee, interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, borrowing costs, merger or reorganization expenses, shareholder meetings expenses, litigation expenses, expenses associated with the acquisition and disposition of investments (including interest and structuring costs for borrowings and line(s) of credit), valuation service providers and extraordinary expenses, if any; collectively, the “Excluded Expenses”) do not exceed 0.50% per annum (excluding Excluded Expenses) of the Fund’s average monthly net assets of each class of Shares. With respect to each class of Shares, the Fund agrees to repay the Manager any fees waived or expenses assumed under the Expense Limitation Agreement for such class of Shares, provided the repayments do not cause the Fund’s annual operating expenses (excluding Excluded Expenses) for that class of Shares to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Manager, whichever is lower. The Manager is permitted to recapture amounts forgone or reimbursed within thirty-six months after the month the Manager earned the fee or incurred the expense. The Expense Limitation Agreement will have a term ending one-year from the date the Fund commences operations, and the Manager may extend the term for a period of one year on an annual basis. The Manager may not terminate the Expense Limitation Agreement during its initial one-year term.